UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number
_811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2020
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Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2020, reported
first- and second-quarter 2020 data indicated the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending, although
growth slowed in the fourth quarter. The U.S. Federal
Reserve, in its efforts to support U.S. economic activity,
lowered the federal funds rate twice in March 2020 for a total of 1.50%, decreasing the rate from 1.75% to 0.25%. The
Federal Reserve also announced broad quantitative easing
measures to aid credit markets and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
Global stocks sold off in early 2020 amid the worldwide
economic slowdown. Equities began recovering in late
March given optimism about easing lockdowns, vaccines,
and economic stimulus, and continued to rebound by
period-end amid successful vaccine trials and reduced
political uncertainty. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index
(S&P 500
®
), returned +16.26% (the index increasing from
3,230.78 to 3,756.07).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned +14.06% (the index increasing from 2,358.468 to
2,690.044).
2,3
Investment-grade bonds, as measured by the
Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg
Index), posted a +7.51% total return (an index increase
from 2,225.00 to 2,392.02), which includes reinvestment of
income and distributions.
4
We recognize the important role of financial advisors in
today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. As
you know, all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.40% (index total return resulting in an increase from 6,553.57 to 7,759.35) and MSCI World Index +16.50% (index total return resulting in an increase from 9,979.034 to 11,625.199).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin LifeSmart™ Retirement Income Fund 4
Franklin LifeSmart™ 2020 Retirement Target Fund 11
Franklin LifeSmart™ 2025 Retirement Target Fund 17
Franklin LifeSmart™ 2030 Retirement Target Fund 23
Franklin LifeSmart™ 2035 Retirement Target Fund 29
Franklin LifeSmart™ 2040 Retirement Target Fund 35
Franklin LifeSmart™ 2045 Retirement Target Fund 41
Franklin LifeSmart™ 2050 Retirement Target Fund 47
Franklin LifeSmart™ 2055 Retirement Target Fund 53
Financial Highlights and Statements of Investments 59
Financial Statements 120
Notes to Financial Statements 134
Report of Independent Registered
Public Accounting Firm 165
Tax Information 166
Board Members and Officers 170
Shareholder Information 175
Visit franklintempleton.com for fund updates to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about easing lockdown restrictions,
vaccine and treatment development and economic stimulus
measures. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus, declining jobless claims, rising retail
sales and optimism about treatments and potential vaccines
for COVID-19. Following a record annualized decline in
second-quarter gross domestic product (GDP), resilient
consumer spending helped drive third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin LifeSmart
™
Retirement Income Fund
This annual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the fiscal year ended December 31,
2020. Effective on or about January 29, 2021, this Fund will change its asset allocation so that its portfolio is allocated to
40% equity funds and 60% to fixed income funds—aligning
it to the landing point of the glide path (the strategic asset allocation of a target date fund over time) of other Franklin
LifeSmart retirement funds. Additionally, the Fund will
change its primary equity benchmark from MSCI All Country
World Index (ACWI) gross of taxes on dividends to MSCI
ACWI net of taxes on dividends.
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +8.40% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, 30% of the Fund’s assets
are allocated to equity investments and 70% of the Fund’s
assets are allocated to fixed-income investments. The
underlying funds and the percentage allocations to each
asset class may be changed from time to time by the Fund’s
investment manager without the approval of shareholders,
and, under normal market conditions, the percentage
allocations for equity and fixed-income funds may vary up to
10% from the stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. The
Fund was able to successfully meet its monthly distributions without the return of capital.
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Fixed Income 45.4%
Domestic Hybrid 20.6%
Domestic Equity 11.5%
Index-Linked Notes 9.3%
Foreign Equity 8.1%
Foreign Fixed Income 2.4%
Short-Term Investments & Other Net Assets 2.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page
64
.

Franklin LifeSmart™ Retirement Income Fund

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Annual Report
At period-end, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF,
underperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index. Our foreign fixed
income fund holding, Franklin Liberty International Aggregate
Bond ETF, underperformed the Fund’s fixed income
benchmark, the Bloomberg Barclays Multiverse Index. Our
domestic equity fund holding, Franklin LibertyQ U.S. Equity
ETF, underperformed the Fund’s equity benchmark, the
MSCI ACWI. Our domestic hybrid fund holding, Franklin
Income Fund – Class R6, underperformed both the MSCI
ACWI and the Bloomberg Barclays Multiverse Index. The
index-linked note increased the level of income the Fund
was able to generate.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Income Fund, Class R6 20.6%
Franklin Liberty U.S. Core Bond ETF 19.9%
Franklin Liberty Investment Grade Corporate
ETF 8.9%
Franklin US Government Securities Fund, Class
R6 6.8%
Franklin LibertyQ U.S. Equity ETF 6.1%
Franklin US Core Equity IU Fund 5.4%
Franklin Liberty U.S. Treasury Bond ETF 4.9%
Franklin International Growth Fund, Class R6 4.9%
Credit Suisse AG, Senior Note 4.7%
UBS AG, Senior Note 4.6%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2020
Franklin LifeSmart™ Retirement Income Fund

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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +8.40% +2.43%
5-Year +30.55% +4.28%
10-Year +59.36% +4.18%
Advisor
1-Year +8.75% +8.75%
5-Year +32.31% +5.76%
10-Year +63.76% +5.06%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.59% 3.07% 2.41%
Advisor 4.04% 3.41% 2.72%
See page 9 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
1/1/11– 12/31/20
)
Advisor Class
(1/1/11 – 12/31/20 )

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition,
ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.
The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will de-
crease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares.
The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, polit-
ical or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These and other risks are described more fully in the Fund’s prospectus.
1. The Fund has an expense reduction contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strat-
egies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the
Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
Net Asset Value
Share Class (Symbol) 12/31/20 12/31/19 Change
A (FTRAX) $11.62 $11.15 +$0.47
C (FRTCX) $11.48 $11.01 +$0.47
R (FBRLX) $11.59 $11.11 +$0.48
R6 (FLMTX) $11.67 $11.20 +$0.47
Advisor (FLRDX) $11.66 $11.19 +$0.47
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
A $0.4416
C $0.3528
R $0.4116
R6 $0.4776
Advisor $0.4716
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.63% 1.28%
Advisor 0.38% 1.03%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

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Annual Report
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,091.40 $1.58 $1,023.63 $1.52 0.30%
C $1,000 $1,088.20 $5.45 $1,019.91 $5.28 1.04%
R $1,000 $1,091.20 $2.41 $1,022.83 $2.33 0.46%
R6 $1,000 $1,093.60 $0.00 $1,025.14 $0.00 0.00%
Advisor $1,000 $1,093.40 $0.26 $1,024.89 $0.25 0.05%

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Annual Report
Franklin LifeSmart™ 2020 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2020 Retirement
Target Fund covers the fiscal year ended December 31,
2020 . Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +9.06% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Fixed Income 42.3%
Domestic Equity 36.1%
Foreign Equity 15.5%
Foreign Fixed Income 4.4%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
71
.

Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio. Additionally, the risk indicator triggered the risk-off signal on April 6, 2020, which prompted the shift from the Neutral to the Defensive
glide path. It remained on the Defensive glide path until July
31, 2020, when the indicator signaled risk-on. Unfortunately, as the market continued to rally, the shift to the Defensive glide path negatively impacted performance.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index. Our foreign fixed income fund holding,
Franklin Liberty International Aggregate Bond ETF,
underperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2020 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 20.9%
Franklin Growth Fund, Class R6 10.5%
Franklin US Core Equity (IU) Fund 9.4%
Franklin LibertyQ U.S. Equity ETF 7.7%
Franklin Rising Dividends Fund, Class R6 5.4%
Franklin International Core Equity (IU) Fund 4.8%
Franklin Liberty U.S. Treasury Bond ETF 4.3%
Franklin Low Duration Total Return Fund, Class
R6 3.8%
Franklin Liberty Investment Grade Corporate
ETF 3.5%
Franklin Liberty International Aggregate Bond
ETF 3.4%

Performance Summary as of December 31, 2020
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franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +9.06% +3.05%
5-Year +36.78% +5.26%
Since Inception (7/1/13) +55.26% +5.25%
Advisor
1-Year +9.39% +9.39%
5-Year +38.60% +6.75%
Since Inception (7/1/13) +58.41% +6.32%
See page 15 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 15 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
7/1/13– 12/31/20
)
Advisor Class
(7/1/13 – 12/31/20 )

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
A $0.2578
C $0.1667
R $0.2268
R6 $0.2939
Advisor $0.2874
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.33%
Advisor 0.45% 1.08%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,108.50 $2.47 $1,022.79 $2.37 0.47%
C $1,000 $1,103.80 $6.40 $1,019.05 $6.14 1.21%
R $1,000 $1,107.10 $3.80 $1,021.53 $3.64 0.72%
R6 $1,000 $1,109.90 $0.86 $1,024.33 $0.82 0.16%
Advisor $1,000 $1,109.50 $1.12 $1,024.08 $1.07 0.21%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2025 Retirement
Target Fund covers the fiscal year ended December 31,
2020 . Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +10.26% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 42.5%
Domestic Fixed Income 34.0%
Foreign Equity 18.5%
Foreign Fixed Income 3.6%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
78
.

Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio. Additionally, the risk indicator triggered the risk-off signal on April 6, 2020, which prompted the shift from the Neutral to the Defensive
glide path. It remained on the Defensive glide path until July
31, 2020, when the indicator signaled risk-on. Unfortunately, as the market continued to rally, the shift to the Defensive glide path negatively impacted performance.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in
line with the Fund’s equity benchmark, the MSCI ACWI, and
our largest domestic growth fund holding, Franklin Growth
Fund – Class R6, outperformed the MSCI ACWI, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Core Bond ETF, underperformed the
index. On the fixed income side, our largest domestic fixed
income fund holding, Franklin Liberty U.S. Core Bond ETF,
underperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index. Our foreign fixed
income fund holding, Franklin Liberty International Aggregate
Bond ETF, underperformed the Fund’s fixed income
benchmark, the Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2025 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 17.2%
Franklin Growth Fund, Class R6 13.0%
Franklin U.S. Core Equity (IU) Fund 11.2%
Franklin LibertyQ U.S. Equity ETF 8.9%
Franklin Rising Dividends Fund, Class R6 6.5%
Franklin International Core Equity (IU) Fund 5.7%
Franklin Liberty US Treasury Bond ETF 3.5%
Franklin Low Duration Total Return Fund, Class
R6, 3.1%
Franklin Emerging Market Core Equity (IU) Fund 2.8%
Templeton Foreign Fund, Class R6 2.7%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +10.26% +4.16%
5-Year +44.16% +6.37%
10-Year +89.75% +6.02%
Advisor
1-Year +10.51% +10.51%
5-Year +45.96% +7.86%
10-Year +94.78% +6.89%
See page 21 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
1/1/11– 12/31/20
)
Advisor Class
(1/1/11 – 12/31/20 )

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2138 $0.2487 $0.4625
C $0.1186 $0.2487 $0.3673
R $0.1790 $0.2487 $0.4277
R6 $0.2519 $0.2487 $0.5006
Advisor $0.2456 $0.2487 $0.4943
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.17%
Advisor 0.45% 0.92%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,129.00 $2.43 $1,022.86 $2.31 0.45%
C $1,000 $1,125.20 $6.39 $1,019.12 $6.07 1.20%
R $1,000 $1,127.90 $3.81 $1,021.56 $3.62 0.71%
R6 $1,000 $1,131.20 $0.83 $1,024.36 $0.79 0.16%
Advisor $1,000 $1,130.20 $1.11 $1,024.09 $1.06 0.21%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2030 Retirement
Target Fund covers the fiscal year ended December 31,
2020. Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +11.52% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 49.5%
Domestic Fixed Income 24.1%
Foreign Equity 21.9%
Foreign Fixed Income 2.7%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
85
.

Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio. Additionally, the risk indicator triggered the risk-off signal on April 6, 2020, which prompted the shift from the Neutral to the Defensive
glide path. It remained on the Defensive glide path until July
31, 2020, when the indicator signaled risk-on. Unfortunately, as the market continued to rally, the shift to the Defensive glide path negatively impacted performance.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index. Our foreign fixed income fund holding,
Franklin Liberty International Aggregate Bond ETF,
underperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2030 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 14.5%
Franklin U.S. Core Equity (IU) Fund 13.1%
Franklin Liberty U.S. Core Bond ETF 12.1%
Franklin LibertyQ U.S. Equity ETF 10.2%
Franklin Rising Dividends Fund, Class R6 7.3%
Franklin International Core Equity (IU) Fund 6.6%
Franklin Emerging Market Core Equity (IU) Fund 3.5%
Templeton Foreign Fund, Class R6 3.0%
Templeton Developing Markets Trust, Class R6 2.9%
Franklin Liberty US Treasury Bond ETF 2.4%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +11.52% +5.41%
5-Year +49.12% +7.10%
Since Inception (7/1/13) +73.06% +6.78%
Advisor
1-Year +11.68% +11.68%
5-Year +50.88% +8.57%
Since Inception (7/1/13) +76.28% +7.85%
See page 27 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
7/1/13– 12/31/20
)
Advisor Class
( 7/1/13– 12/31/20 )

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2202 $0.1443 $0.3645
C $0.1255 $0.1443 $0.2698
R $0.1871 $0.1443 $0.3314
R6 $0.2588 $0.1443 $0.4031
Advisor $0.2527 $0.1443 $0.3970
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.39%
Advisor 0.45% 1.14%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,151.50 $2.40 $1,022.91 $2.25 0.44%
C $1,000 $1,146.40 $6.42 $1,019.15 $6.04 1.19%
R $1,000 $1,150.10 $3.73 $1,021.67 $3.50 0.69%
R6 $1,000 $1,153.40 $0.78 $1,024.41 $0.74 0.14%
Advisor $1,000 $1,152.50 $0.99 $1,024.21 $0.93 0.18%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2035 Retirement
Target Fund covers the fiscal year ended December 31,
2020. Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +13.44% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 31 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 54.6%
Foreign Equity 25.3%
Domestic Fixed Income 16.1%
Foreign Fixed Inco me 2.3%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
92
.

Franklin LifeSmart™t 2035 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio. Additionally, the risk indicator triggered the risk-off signal on April 6, 2020, which prompted the shift from the Neutral to the Defensive
glide path. It remained on the Defensive glide path until July
31, 2020, when the indicator signaled risk-on. Unfortunately, as the market continued to rally, the shift to the Defensive glide path negatively impacted performance.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index. Our foreign fixed income fund holding,
Franklin Liberty International Aggregate Bond ETF,
underperformed the Fund’s fixed income benchmark, the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2035 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 16.0%
Franklin U.S. Core Equity (IU) Fund 14.5%
Franklin LibertyQ U.S. Equity ETF 11.3%
Franklin Rising Dividends Fund, Class R6 8.1%
Franklin Liberty U.S. Core Bond ETF 7.7%
Franklin International Core Equity (IU) Fund 7.4%
Franklin Emerging Market Core Equity (IU) Fund 4.3%
Templeton Developing Markets Trust, Class R6 3.6%
Templeton Foreign Fund, Class R6 3.3%
SPDR Portfolio S&P 500 Value ETF 2.7%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2035 Retirement Target Fund

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +13.44% +7.21%
5-Year +54.62% +7.87%
10-Year +107.84% +6.98%
Advisor
1-Year +13.75% +13.75%
5-Year +56.73% +9.40%
10-Year +113.85% +7.90%
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
1/1/11– 12/31/20
)
Advisor Class
(1/1/11 – 12/31/20 )

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the
Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2063 $0.0037 $0.3523 $0.5623
C $0.1125 $0.0037 $0.3523 $0.4685
R $0.1698 $0.0037 $0.3523 $0.5258
R6 $0.2470 $0.0037 $0.3523 $0.6030
Advisor $0.2404 $0.0037 $0.3523 $0.5964
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.24%
Advisor 0.45% 0.99%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,169.80 $2.43 $1,022.90 $2.27 0.45%
C $1,000 $1,165.80 $6.46 $1,019.17 $6.03 1.19%
R $1,000 $1,169.20 $3.76 $1,021.67 $3.50 0.69%
R6 $1,000 $1,172.60 $0.80 $1,024.40 $0.75 0.15%
Advisor $1,000 $1,172.10 $1.06 $1,024.16 $0.99 0.19%

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2040 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2040 Retirement
Target Fund covers the fiscal year ended December 31,
2020 . Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +15.04% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 60.6%
Foreign Equity 27.8%
Domestic Fixed Income 9.9%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
99
.

FranklinLifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2040 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 17.8%
Franklin U.S. Core Equity (IU) Fund 16.5%
Franklin LibertyQ U.S. Equity ETF 12.7%
Franklin Rising Dividends Fund, Class R6 8.9%
Franklin International Core Equity (IU) Fund 8.4%
Franklin Liberty U.S. Core Bond ETF 4.9%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Templeton Developing Markets Trust, Class R6 3.7%
Templeton Foreign Fund, Class R6 3.6%
SPDR Portfolio S&P 500 Value ETF 3.0%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +15.04% +8.72%
5-Year +58.51% +8.42%
Since Inception (7/1/13) +85.45% +7.77%
Advisor
1-Year +15.33% +15.33%
5-Year +60.34% +9.90%
Since Inception (7/1/13) +88.96% +8.85%
See page 39 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/1/13 – 12/31/20 )
Advisor Class
(7 /1/13– 12/31/20 )

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2283 $0.0262 $0.2061 $0.4606
C $0.1303 $0.0262 $0.2061 $0.3626
R $0.1904 $0.0262 $0.2061 $0.4227
R6 $0.2684 $0.0262 $0.2061 $0.5007
Advisor $0.2618 $0.0262 $0.2061 $0.4941
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.56%
Advisor 0.45% 1.31%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,191.50 $2.37 $1,022.97 $2.19 0.43%
C $1,000 $1,186.50 $6.48 $1,019.21 $5.99 1.18%
R $1,000 $1,189.00 $3.72 $1,021.74 $3.44 0.68%
R6 $1,000 $1,192.80 $0.74 $1,024.46 $0.68 0.13%
Advisor $1,000 $1,192.00 $0.94 $1,024.28 $0.87 0.17%

franklintempleton.com
Annual Report
Franklin LifeSmart
TM
2045 Retirement Target Fund
This annual report for Franklin LifeSmart™ 2045 Retirement
Target Fund covers the fiscal year ended December 31,
2020 . Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +15.76% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 43 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 65.7%
Foreign Equity 29.2%
Domestic Fixed Income 3.2%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
106
.

Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2045 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 19.3%
Franklin U.S. Core Equity (IU) Fund 17.6%
Franklin LibertyQ U.S. Equity ETF 13.6%
Franklin Rising Dividends Fund, Class R6 9.6%
Franklin International Core Equity (IU) Fund 8.6%
Franklin Emerging Market Core Equity (IU) Fund 5.0%
Templeton Developing Markets Trust, Class R6 4.0%
Templeton Foreign Fund, Class R6 4.0%
SPDR Portfolio S&P 500 Value ETF 3.2%
Franklin International Growth Fund, Class R6 2.8%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +15.76% +9.40%
5-Year +60.77% +8.73%
10-Year +118.37% +7.51%
Advisor
1-Year +16.06% +16.06%
5-Year +62.68% +10.22%
10-Year +124.14% +8.41%
See page 45 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
( 1/1/11– 12/31/20 )
Advisor Class
( 1/1/11– 12/31/20 )

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1900 $0.0354 $0.3988 $0.6242
C $0.1127 $0.0354 $0.3988 $0.5469
R $0.1455 $0.0354 $0.3988 $0.5797
R6 $0.2317 $0.0354 $0.3988 $0.6659
Advisor $0.2249 $0.0354 $0.3988 $0.6591
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.36%
Advisor 0.45% 1.11%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,203.60 $2.38 $1,022.98 $2.19 0.43%
C $1,000 $1,199.90 $6.44 $1,019.28 $5.91 1.17%
R $1,000 $1,202.50 $3.77 $1,021.71 $3.46 0.68%
R6 $1,000 $1,205.30 $0.72 $1,024.49 $0.66 0.13%
Advisor $1,000 $1,205.00 $1.03 $1,024.21 $0.94 0.19%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2050 Retirement
Target Fund covers the fiscal year ended December 31,
2020 . Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +16.22% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 49 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 66.4%
Foreign Equity 30.6%
Domestic Fixed Income 1.3%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
113
.

Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
Franklin Liberty U.S. Core Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 18.7%
Franklin U.S. Core Equity (IU) Fund 17.5%
Franklin LibertyQ U.S. Equity ETF 14.0%
Franklin Rising Dividends Fund, Class R6 9.5%
Franklin International Core Equity (IU) Fund 9.3%
Franklin Emerging Market Core Equity (IU) Fund 5.1%
Templeton Foreign Fund, Class R6 4.1%
Templeton Developing Markets Trust, Class R6 4.0%
SPDR Portfolio S&P 500 Value ETF 3.3%
Vanguard S&P 500 ETF 3.3%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +16.22% +9.79%
5-Year +61.39% +8.80%
Since Inception (7/1/13) +89.79% +8.10%
Advisor
1-Year +16.54% +16.54%
5-Year +63.45% +10.33%
Since Inception (7/1/13) +93.82% +9.22%
See page 51 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
7/1/13– 12/31/20
)
Advisor Class
(7/1/13– 12/31/20 )

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2229 $0.0244 $0.2016 $0.4489
C $0.1452 $0.0244 $0.2016 $0.3712
R $0.1860 $0.0244 $0.2016 $0.4120
R6 $0.2636 $0.0244 $0.2016 $0.4896
Advisor $0.2566 $0.0244 $0.2016 $0.4826
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.73%
Advisor 0.45% 1.48%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,207.20 $2.37 $1,022.99 $2.17 0.43%
C $1,000 $1,203.10 $6.50 $1,019.23 $5.96 1.17%
R $1,000 $1,206.30 $3.74 $1,021.75 $3.43 0.67%
R6 $1,000 $1,210.00 $0.70 $1,024.51 $0.64 0.13%
Advisor $1,000 $1,209.70 $0.99 $1,024.24 $0.91 0.18%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2055 Retirement
Target Fund covers the fiscal year ended December 31,
2020. Effective on or about January 29, 2021, this Fund
will modify the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in
line with the new required minimum distribution (RMD) age
of 72. Additionally, the Fund will change its primary equity benchmark from MSCI All Country World Index (ACWI)
gross of taxes on dividends to MSCI ACWI net of taxes on
dividends.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until five years after the target date (around their required minimum distribution age). Under normal market conditions, the investment manager allocates
the Fund’s assets among the broad asset classes of equity
and fixed income investments and strategies by investing
primarily in a distinctly-weighted combination of other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs) and third-party ETFs, based on each underlying
fund’s predominant asset class and strategy.
Performance Overview
The Fund’s Class A shares posted a +15.95% cumulative
total return for the 12 months ended December 31, 2020.
In comparison, the Fund’s equity benchmark, the MSCI
ACWI, which measures equity market performance in global
developed and emerging markets, posted a +16.82% total
return.
1
The Fund’s fixed income benchmark, the Bloomberg
Barclays Multiverse Index, a broad-based measure of the
global fixed income bond market, posted a +9.02% total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 55 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset
allocation mix will be 40% equity funds and 60% fixed-
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 66.2%
Foreign Equity 30.5%
Domestic Fixed Income 1.4%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
119
.

Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic value fund holding,
Franklin Rising Dividends Fund – Class R6, performed in line with the Fund’s equity benchmark, the MSCI ACWI, and our
largest domestic growth fund holding, Franklin Growth Fund
– Class R6, outperformed the MSCI ACWI, while our largest
foreign equity fund holding, Franklin International Core
Equity (IU) Fund, underperformed the index. On the fixed
income side, our largest domestic fixed income fund holding,
iShares Core U.S. Aggregate Bond ETF, underperformed the
Fund’s fixed income benchmark, the Bloomberg Barclays
Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund, Class R6 18.8%
Franklin US Core Equity (IU) Fund 17.4%
Franklin LibertyQ U.S. Equity ETF 13.9%
Franklin Rising Dividends Fund, Class R6 9.4%
Franklin International Core Equity (IU) Fund 9.2%
Franklin Emerging Market Core Equity (IU) Fund 5.0%
Templeton Foreign Fund, Class R6 4.3%
Templeton Developing Markets Trust, Class R6 4.0%
SPDR Portfolio S&P 500 Value ETF 3.3%
Vanguard S&P 500 ETF 3.3%

Performance Summary as of December 31, 2020
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +15.95% +9.58%
5-Year +61.40% +8.82%
Since Inception (5/1/15) +52.69% +6.69%
Advisor
1-Year +16.19% +16.19%
5-Year +63.26% +10.30%
Since Inception (5/1/15) +54.49% +7.98%
See page 57 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 57 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (
5/1/15– 12/31/20
)
Advisor Class
(5/1/15– 12/31/20 )

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of
May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the
Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1870 $0.0011 $0.1016 $0.2897
C $0.1242 $0.0011 $0.1016 $0.2269
R $0.1547 $0.0011 $0.1016 $0.2574
R6 $0.2203 $0.0011 $0.1016 $0.3230
Advisor $0.2131 $0.0011 $0.1016 $0.3158
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 2.87%
Advisor 0.45% 2.62%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,207.80 $2.38 $1,022.98 $2.18 0.43%
C $1,000 $1,202.10 $6.52 $1,019.22 $5.98 1.18%
R $1,000 $1,205.60 $3.74 $1,021.75 $3.42 0.67%
R6 $1,000 $1,209.20 $0.72 $1,024.49 $0.66 0.13%
Advisor $1,000 $1,207.90 $1.08 $1,024.16 $0.99 0.19%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.15 $10.35 $11.06 $10.96 $10.78
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.43 0.50 0.43 0.27
Net realized and unrealized gains (losses) ........... 0.52 0.79 (0.77) 0.10 0.28
Total from investment operations .................... 0.91 1.22 (0.27) 0.53 0.55
Less distributions from:
Net investment income .......................... (0.44) (0.42) (0.44) (0.43) (0.28)
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — — — — (0.04)
Total distributions ............................... (0.44) (0.42) (0.44) (0.43) (0.37)
Net asset value, end of year ....................... $11.62 $11.15 $10.35 $11.06 $10.96
Total return
d
................................... 8.40% 11.93% (2.48)% 4.84% 5.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.94% 0.95% 0.90% 0.92% 0.90%
Expenses net of waiver and payments by affiliates
e
...... 0.30%
f
0.30%
f
0.30%
f
0.30%
f
0.30%
Net investment income
c
........................... 3.56% 3.91% 4.63% 3.89% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $40,343 $34,363 $31,461 $32,397 $39,713
Portfolio turnover rate ............................ 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.01 $10.23 $10.92 $10.83 $10.66
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.34 0.42 0.34 0.19
Net realized and unrealized gains (losses) ........... 0.52 0.78 (0.76) 0.10 0.28
Total from investment operations .................... 0.82 1.12 (0.34) 0.44 0.47
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.35) (0.35) (0.22)
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — — — — (0.03)
Total distributions ............................... (0.35) (0.34) (0.35) (0.35) (0.30)
Net asset value, end of year ....................... $11.48 $11.01 $10.23 $10.92 $10.83
Total return
d
................................... 7.62% 11.14% (3.29)% 4.07% 4.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.69% 1.69% 1.65% 1.67% 1.64%
Expenses net of waiver and payments by affiliates
e
...... 1.05%
f
1.04%
f
1.05%
f
1.05%
f
1.04%
Net investment income
c
........................... 2.80% 3.17% 3.88% 3.14% 1.76%
Supplemental data
Net assets, end of year (000’s) ..................... $9,355 $10,568 $11,796 $16,070 $17,570
Portfolio turnover rate ............................ 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.11 $10.31 $11.01 $10.92 $10.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.37 0.40 0.48 0.40 0.25
Net realized and unrealized gains (losses) ........... 0.52 0.79 (0.77) 0.09 0.28
Total from investment operations .................... 0.89 1.19 (0.29) 0.49 0.53
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.41) (0.40) (0.26)
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — — — — (0.04)
Total distributions ............................... (0.41) (0.39) (0.41) (0.40) (0.35)
Net asset value, end of year ....................... $11.59 $11.11 $10.31 $11.01 $10.92
Total return .................................... 8.22% 11.69% (2.67)% 4.57% 4.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.11% 1.16% 1.11% 1.17% 1.15%
Expenses net of waiver and payments by affiliates
d
...... 0.47%
e
0.51%
e
0.51%
e
0.55%
e
0.55%
Net investment income
c
........................... 3.39% 3.70% 4.42% 3.64% 2.25%
Supplemental data
Net assets, end of year (000’s) ..................... $2,108 $2,336 $2,876 $4,071 $4,920
Portfolio turnover rate ............................ 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.20 $10.40 $11.11 $11.01 $10.82
Income from investment operations
a
:
Net investment income
b,c
........................ 0.43 0.47 0.54 0.47 0.30
Net realized and unrealized gains (losses) ........... 0.52 0.78 (0.78) 0.10 0.29
Total from investment operations .................... 0.95 1.25 (0.24) 0.57 0.59
Less distributions from:
Net investment income .......................... (0.48) (0.45) (0.47) (0.47) (0.31)
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — — — — (0.04)
Total distributions ............................... (0.48) (0.45) (0.47) (0.47) (0.40)
Net asset value, end of year ....................... $11.67 $11.20 $10.40 $11.11 $11.01
Total return .................................... 8.81% 12.20% (2.16)% 5.14% 5.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.58% 0.59% 0.54% 0.52% 0.55%
Expenses net of waiver and payments by affiliates
d
...... —%
e
—%
e
—%
e
—%
e
—%
Net investment income
c
........................... 3.84% 4.21% 4.93% 4.19% 2.80%
Supplemental data
Net assets, end of year (000’s) ..................... $4,092 $2,043 $1,798 $4,031 $3,930
Portfolio turnover rate ............................ 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.19 $10.39 $11.10 $11.00 $10.81
Income from investment operations
a
:
Net investment income
b,c
........................ 0.42 0.46 0.53 0.46 0.29
Net realized and unrealized gains (losses) ........... 0.52 0.79 (0.77) 0.10 0.29
Total from investment operations .................... 0.94 1.25 (0.24) 0.56 0.58
Less distributions from:
Net investment income .......................... (0.47) (0.45) (0.47) (0.46) (0.30)
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — — — — (0.04)
Total distributions ............................... (0.47) (0.45) (0.47) (0.46) (0.39)
Net asset value, end of year ....................... $11.66 $11.19 $10.39 $11.10 $11.00
Total return .................................... 8.75% 12.16% (2.21)% 5.09% 5.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.69% 0.70% 0.65% 0.67% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.05%
e
0.05%
e
0.05%
e
0.05%
e
0.05%
Net investment income
c
........................... 3.83% 4.16% 4.88% 4.14% 2.75%
Supplemental data
Net assets, end of year (000’s) ..................... $2,021 $1,875 $1,409 $2,122 $1,696
Portfolio turnover rate ............................ 51.13% 82.72% 46.27% 28.12% 149.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
88.0%
Domestic Equity 11.5%
a
Franklin LibertyQ U.S. Equity ETF ....................................... 92,917 $ 3,520,625
a
Franklin U.S. Core Equity (IU) Fund ..................................... 250,409 3,140,134
6,660,759
Domestic Fixed Income 45.4%
a
Franklin Liberty High Yield Corporate ETF ................................. 42,375 1,128,022
a
Franklin Liberty Investment Grade Corporate ETF ........................... 189,700 5,137,342
a
Franklin Liberty U.S. Core Bond ETF ..................................... 440,911 11,529,824
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 114,775 2,864,210
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 645,579 3,944,487
Schwab U.S. TIPS ETF ............................................... 27,800 1,725,824
26,329,709
Domestic Hybrid 20.6%
a
Franklin Income Fund, Class R6 ........................................ 5,237,792 11,942,166
Foreign Equity 8.1%
a
Franklin International Growth Fund, Class R6 .............................. 129,958 2,809,700
a
Templeton Developing Markets Trust, Class R6 ............................. 24,435 616,505
a
Templeton Foreign Fund, Class R6 ...................................... 181,929 1,273,505
4,699,710
Foreign Fixed Income 2.4%
a
Franklin Liberty International Aggregate Bond ETF .......................... 42,475 1,085,024
iShares J.P. Morgan USD Emerging Markets Bond ETF ....................... 2,350 272,388
1,357,412
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$47,777,640) ................................................................
50,989,756
Units
a a a a
b
Index-Linked Notes 9.3%
Capital Markets 9.3%
c,d
Credit Suisse AG, Senior Note, 144A, 11.06%, 2/08/21 ....................... 800 2,694,768
c,d
UBS AG, Senior Note, 144A, 0%, 5/07/21 ................................. 2,500 2,678,725
5,373,493
Total Index-Linked Notes (Cost $4,911,880) .....................................
5,373,493
Total Long Term Investments (Cost $52,689,520) ................................
56,363,249
a
a a a a

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Short Term Investments 2.2%
a a
Shares
a
Value
a
Money Market Funds 2.2%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 1,298,368 $ 1,298,368
Total Money Market Funds (Cost $1,298,368) ...................................
1,298,368
Total Short Term Investments (Cost $1,298,368 ) .................................
1,298,368
a
Total Investments (Cost $53,987,888) 99.5% ....................................
$57,661,617
Other Assets, less Liabilities 0.5% .............................................
257,301
Net Assets 100.0% ...........................................................
$57,918,918
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $5,373,493, representing 9.3% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.17 $11.00 $11.76 $10.68 $10.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.29 0.35 0.18 0.13
Net realized and unrealized gains (losses) ........... 0.89 1.18 (0.79) 1.05 0.19
Total from investment operations .................... 1.08 1.47 (0.44) 1.23 0.32
Less distributions from:
Net investment income .......................... (0.26) (0.30) (0.32) (0.15) (0.17)
Net realized gains ............................. — — — — (0.08)
Total distributions ............................... (0.26) (0.30) (0.32) (0.15) (0.25)
Net asset value, end of year ....................... $12.99 $12.17 $11.00 $11.76 $10.68
Total return
d
................................... 9.06% 13.43% (3.78)% 11.53% 3.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.98% 0.97% 0.94% 1.02% 0.98%
Expenses net of waiver and payments by affiliates
e
...... 0.47%
f
0.35% 0.30% 0.30% 0.30%
Net investment income
c
........................... 1.61% 2.47% 2.92% 1.58% 1.25%
Supplemental data
Net assets, end of year (000’s) ..................... $30,265 $27,016 $24,108 $20,289 $19,292
Portfolio turnover rate ............................ 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $10.93 $11.69 $10.62 $10.56
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.20 0.24 0.10 0.05
Net realized and unrealized gains (losses) ........... 0.89 1.17 (0.76) 1.03 0.18
Total from investment operations .................... 0.99 1.37 (0.52) 1.13 0.23
Less distributions from:
Net investment income .......................... (0.17) (0.21) (0.24) (0.06) (0.09)
Net realized gains ............................. — — — — (0.08)
Total distributions ............................... (0.17) (0.21) (0.24) (0.06) (0.17)
Net asset value, end of year ....................... $12.91 $12.09 $10.93 $11.69 $10.62
Total return
d
................................... 8.29% 12.59% (4.53)% 10.69% 2.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.73% 1.72% 1.69% 1.77% 1.73%
Expenses net of waiver and payments by affiliates
e
...... 1.22%
f
1.10% 1.05% 1.05% 1.05%
Net investment income
c
........................... 0.85% 1.72% 2.17% 0.83% 0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $7,118 $6,811 $6,364 $6,287 $5,138
Portfolio turnover rate ............................ 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $10.99 $11.75 $10.66 $10.59
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.26 0.29 0.12 0.10
Net realized and unrealized gains (losses) ........... 0.89 1.17 (0.76) 1.08 0.18
Total from investment operations .................... 1.05 1.43 (0.47) 1.20 0.28
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.29) (0.11) (0.13)
Net realized gains ............................. — — — — (0.08)
Total distributions ............................... (0.23) (0.26) (0.29) (0.11) (0.21)
Net asset value, end of year ....................... $12.98 $12.16 $10.99 $11.75 $10.66
Total return .................................... 8.79% 13.25% (4.14)% 11.26% 2.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.23% 1.22% 1.19% 1.27% 1.23%
Expenses net of waiver and payments by affiliates
d
...... 0.72%
e
0.60% 0.55% 0.55% 0.55%
Net investment income
c
........................... 1.35% 2.22% 2.67% 1.33% 1.00%
Supplemental data
Net assets, end of year (000’s) ..................... $786 $745 $767 $969 $3,145
Portfolio turnover rate ............................ 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.02 $11.79 $10.70 $10.64
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.32 0.37 0.21 0.17
Net realized and unrealized gains (losses) ........... 0.90 1.19 (0.78) 1.06 0.17
Total from investment operations .................... 1.12 1.51 (0.41) 1.27 0.34
Less distributions from:
Net investment income .......................... (0.29) (0.33) (0.36) (0.18) (0.20)
Net realized gains ............................. — — — — (0.08)
Total distributions ............................... (0.29) (0.33) (0.36) (0.18) (0.28)
Net asset value, end of year ....................... $13.03 $12.20 $11.02 $11.79 $10.70
Total return .................................... 9.45% 13.83% (3.57)% 11.93% 3.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.62% 0.60% 0.58% 0.59% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.16%
e
0.05% —% —% —%
Net investment income
c
........................... 1.83% 2.77% 3.22% 1.88% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $4,855 $7,429 $8,562 $8,831 $6,670
Portfolio turnover rate ............................ 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.03 $11.79 $10.70 $10.63
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.32 0.35 0.23 0.16
Net realized and unrealized gains (losses) ........... 0.90 1.17 (0.76) 1.04 0.18
Total from investment operations .................... 1.12 1.49 (0.41) 1.27 0.34
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.35) (0.18) (0.19)
Net realized gains ............................. — — — — (0.08)
Total distributions ............................... (0.29) (0.32) (0.35) (0.18) (0.27)
Net asset value, end of year ....................... $13.03 $12.20 $11.03 $11.79 $10.70
Total return .................................... 9.39% 13.77% (3.62)% 11.88% 3.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.72% 0.69% 0.77% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.21%
e
0.10% 0.05% 0.05% 0.05%
Net investment income
c
........................... 1.80% 2.72% 3.17% 1.83% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $685 $745 $637 $691 $317
Portfolio turnover rate ............................ 68.93% 120.35% 57.42% 47.93% 87.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 9,525 $ 187,254
Domestic Equity 36.1%
a
Franklin Growth Fund, Class R6 ........................................ 33,735 4,577,804
a
Franklin LibertyQ U.S. Equity ETF ....................................... 88,412 3,349,931
a
Franklin Rising Dividends Fund, Class R6 ................................. 29,735 2,381,190
a
Franklin U.S. Core Equity (IU) Fund ..................................... 327,134 4,102,258
SPDR Portfolio S&P 500 Value ETF ..................................... 23,075 793,549
Vanguard S&P 500 ETF .............................................. 1,550 532,719
15,737,451
Domestic Fixed Income 42.3%
a
Franklin Liberty High Yield Corporate ETF ................................. 21,354 568,443
a
Franklin Liberty Investment Grade Corporate ETF ........................... 56,575 1,532,130
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 15,225 1,457,794
a
Franklin Liberty U.S. Core Bond ETF ..................................... 349,319 9,134,692
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 75,275 1,878,488
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 173,096 1,679,031
iShares Core U.S. Aggregate Bond ETF .................................. 10,958 1,295,126
Schwab U.S. TIPS ETF ............................................... 15,375 954,480
18,500,184
Foreign Equity 15.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 86,786 1,009,327
a
Franklin FTSE China ETF ............................................. 6,075 193,240
a
Franklin FTSE Europe ETF ............................................ 25,922 675,662
a
Franklin FTSE Japan ETF ............................................. 11,744 349,736
a
Franklin International Core Equity (IU) Fund ............................... 177,994 2,107,449
a
Franklin International Growth Fund, Class R6 .............................. 32,501 702,671
a
Templeton Developing Markets Trust, Class R6 ............................. 32,205 812,524
a
Templeton Foreign Fund, Class R6 ...................................... 138,694 970,861
6,821,470
Foreign Fixed Income 4.4%
a
Franklin Liberty International Aggregate Bond ETF .......................... 58,000 1,481,610
a
Templeton Global Total Return Fund, Class R6 ............................. 43,087 430,004
1,911,614
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$37,293,385) ................................................................
43,157,973
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 153,283 153,283
Total Money Market Funds (Cost $153,283) .....................................
153,283

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
s
h
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $160,414)
BNP Paribas Securities Corp. (Maturity Value $102,479)
Deutsche Bank Securities, Inc. (Maturity Value $30,607)
HSBC Securities (USA), Inc. (Maturity Value $27,328)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$163,641) ....................................................... $ 160,413 $ 160,413
Total Repurchase Agreements (Cost $160,413) ..................................
160,413
Total Short Term Investments (Cost $313,696 ) ..................................
313,696
a
Total Investments (Cost $37,607,081) 99.4% ....................................
$43,471,669
Other Assets, less Liabilities 0.6% .............................................
236,983
Net Assets 100.0% ...........................................................
$43,708,652
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.98 $11.52 $12.97 $11.49 $11.44
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.27 0.32 0.19 0.14
Net realized and unrealized gains (losses) ........... 1.08 1.66 (1.02) 1.52 0.19
Total from investment operations .................... 1.28 1.93 (0.70) 1.71 0.33
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.21) (0.28) (0.33) (0.23) (0.13)
Net realized gains ............................. (0.25) (0.19) (0.42) — (0.15)
Total distributions ............................... (0.46) (0.47) (0.75) (0.23) (0.28)
Net asset value, end of year ....................... $13.80 $12.98 $11.52 $12.97 $11.49
Total return
d
................................... 10.26% 16.85% (5.46)% 14.95% 2.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.77% 0.80% 0.77% 0.80% 0.76%
Expenses net of waiver and payments by affiliates
e
...... 0.45%
f
0.35% 0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.53% 2.15% 2.41% 1.52% 1.18%
Supplemental data
Net assets, end of year (000’s) ..................... $96,973 $86,084 $76,050 $77,510 $74,746
Portfolio turnover rate ............................ 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.76 $11.34 $12.77 $11.32 $11.27
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.17 0.20 0.09 0.05
Net realized and unrealized gains (losses) ........... 1.08 1.62 (0.97) 1.50 0.20
Total from investment operations .................... 1.17 1.79 (0.77) 1.59 0.25
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.12) (0.18) (0.24) (0.14) (0.05)
Net realized gains ............................. (0.25) (0.19) (0.42) — (0.15)
Total distributions ............................... (0.37) (0.37) (0.66) (0.14) (0.20)
Net asset value, end of year ....................... $13.56 $12.76 $11.34 $12.77 $11.32
Total return
d
................................... 9.44% 15.90% (6.12)% 14.06% 2.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.51% 1.55% 1.51% 1.55% 1.51%
Expenses net of waiver and payments by affiliates
e
...... 1.20%
f
1.10% 1.04%
f
1.05% 1.05%
Net investment income
c
........................... 0.76% 1.40% 1.67% 0.77% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $21,991 $23,450 $21,907 $27,301 $26,401
Portfolio turnover rate ............................ 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.93 $11.48 $12.93 $11.44 $11.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.23 0.26 0.14 0.11
Net realized and unrealized gains (losses) ........... 1.09 1.65 (0.99) 1.54 0.19
Total from investment operations .................... 1.25 1.88 (0.73) 1.68 0.30
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.24) (0.30) (0.19) (0.11)
Net realized gains ............................. (0.25) (0.19) (0.42) — (0.15)
Total distributions ............................... (0.43) (0.43) (0.72) (0.19) (0.26)
Net asset value, end of year ....................... $13.75 $12.93 $11.48 $12.93 $11.44
Total return .................................... 10.00% 16.52% (5.73)% 14.73% 2.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.02% 1.05% 1.02% 1.05% 1.01%
Expenses net of waiver and payments by affiliates
d
...... 0.70%
e
0.60% 0.55%
e
0.55% 0.55%
Net investment income
c
........................... 1.24% 1.90% 2.16% 1.27% 0.93%
Supplemental data
Net assets, end of year (000’s) ..................... $3,117 $3,930 $4,510 $6,166 $7,411
Portfolio turnover rate ............................ 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.02 $11.56 $13.01 $11.52 $11.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.31 0.34 0.23 0.17
Net realized and unrealized gains (losses) ........... 1.10 1.65 (1.00) 1.53 0.20
Total from investment operations .................... 1.33 1.96 (0.66) 1.76 0.37
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.31) (0.37) (0.27) (0.17)
Net realized gains ............................. (0.25) (0.19) (0.42) — (0.15)
Total distributions ............................... (0.50) (0.50) (0.79) (0.27) (0.32)
Net asset value, end of year ....................... $13.85 $13.02 $11.56 $13.01 $11.52
Total return .................................... 10.64% 17.14% (5.15)% 15.34% 3.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.39% 0.41% 0.38% 0.37% 0.37%
Expenses net of waiver and payments by affiliates
d
...... 0.15%
e
0.05% —%
e
—% —%
Net investment income
c
........................... 1.83% 2.45% 2.71% 1.82% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $16,094 $14,717 $14,228 $17,009 $13,936
Portfolio turnover rate ............................ 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.01 $11.55 $13.00 $11.51 $11.46
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.30 0.33 0.23 0.17
Net realized and unrealized gains (losses) ........... 1.07 1.66 (1.00) 1.52 0.19
Total from investment operations .................... 1.31 1.96 (0.67) 1.75 0.36
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.24) (0.31) (0.36) (0.26) (0.16)
Net realized gains ............................. (0.25) (0.19) (0.42) — (0.15)
Total distributions ............................... (0.49) (0.50) (0.78) (0.26) (0.31)
Net asset value, end of year ....................... $13.83 $13.01 $11.55 $13.00 $11.51
Total return .................................... 10.51% 17.09% (5.20)% 15.30% 3.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.52% 0.55% 0.52% 0.55% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.20%
e
0.10% 0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.90% 2.40% 2.66% 1.77% 1.43%
Supplemental data
Net assets, end of year (000’s) ..................... $2,872 $1,532 $1,449 $1,866 $1,381
Portfolio turnover rate ............................ 66.87% 84.18% 52.98% 34.08% 83.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,825 $ 586,336
Domestic Equity 42.5%
a
Franklin Growth Fund, Class R6 ........................................ 134,907 18,306,866
a
Franklin LibertyQ U.S. Equity ETF ....................................... 332,071 12,582,170
a
Franklin Rising Dividends Fund, Class R6 ................................. 113,748 9,108,959
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,259,177 15,790,078
SPDR Portfolio S&P 500 Value ETF ..................................... 86,575 2,977,314
Vanguard S&P 500 ETF .............................................. 3,350 1,151,362
59,916,749
Domestic Fixed Income 34.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 54,126 1,440,834
a
Franklin Liberty Investment Grade Corporate ETF ........................... 139,375 3,774,470
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 37,650 3,604,988
a
Franklin Liberty U.S. Core Bond ETF ..................................... 928,201 24,272,456
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 196,150 4,894,923
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 452,634 4,390,545
iShares Core U.S. Aggregate Bond ETF .................................. 26,960 3,186,402
Schwab U.S. TIPS ETF ............................................... 37,500 2,328,000
47,892,618
Foreign Equity 18.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 339,435 3,947,628
a
Franklin FTSE China ETF ............................................. 23,400 744,331
a
Franklin FTSE Europe ETF ............................................ 95,796 2,496,942
a
Franklin FTSE Japan ETF ............................................. 44,455 1,323,870
a
Franklin International Core Equity (IU) Fund ............................... 676,304 8,007,443
a
Franklin International Growth Fund, Class R6 .............................. 125,858 2,721,050
a
Templeton Developing Markets Trust, Class R6 ............................. 124,746 3,147,351
a
Templeton Foreign Fund, Class R6 ...................................... 540,532 3,783,721
26,172,336
Foreign Fixed Income 3.6%
a
Franklin Liberty International Aggregate Bond ETF .......................... 143,550 3,666,985
a
Templeton Global Total Return Fund, Class R6 ............................. 134,957 1,346,867
5,013,852
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$114,157,173) ...............................................................
139,581,891
a a a a
Short Term Investments 1.2%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 910,873 910,873
Total Money Market Funds (Cost $910,873) .....................................
910,873

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
s
h
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $778,884)
BNP Paribas Securities Corp. (Maturity Value $497,582)
Deutsche Bank Securities, Inc. (Maturity Value $148,611)
HSBC Securities (USA), Inc. (Maturity Value $132,691)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$794,551) ....................................................... $ 778,879 $ 778,879
Total Repurchase Agreements (Cost $778,879) ..................................
778,879
Total Short Term Investments (Cost $1,689,752 ) .................................
1,689,752
a
Total Investments (Cost $115,846,925) 100.2% ..................................
$141,271,643
Other Assets, less Liabilities (0.2)% ...........................................
(224,664)
Net Assets 100.0% ...........................................................
$141,046,979
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.28 $11.50 $12.70 $11.08 $10.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.25 0.29 0.19 0.13
Net realized and unrealized gains (losses) ........... 1.29 1.90 (1.09) 1.65 0.19
Total from investment operations .................... 1.48 2.15 (0.80) 1.84 0.32
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.23) (0.32) (0.22) (0.09)
Net realized gains ............................. (0.14) (0.14) (0.08) — (0.10)
Total distributions ............................... (0.36) (0.37) (0.40) (0.22) (0.19)
Net asset value, end of year ....................... $14.40 $13.28 $11.50 $12.70 $11.08
Total return
d
................................... 11.52% 18.80% (6.32)% 16.73% 2.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.95% 1.02% 0.98% 1.08% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 0.44%
f
0.34%
f
0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.46% 1.96% 2.24% 1.60% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $34,019 $27,248 $22,447 $19,270 $16,788
Portfolio turnover rate ............................ 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.13 $11.37 $12.56 $10.97 $10.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.15 0.18 0.11 0.05
Net realized and unrealized gains (losses) ........... 1.27 1.89 (1.06) 1.63 0.17
Total from investment operations .................... 1.36 2.04 (0.88) 1.74 0.22
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.14) (0.23) (0.15) (0.01)
Net realized gains ............................. (0.14) (0.14) (0.08) — (0.10)
Total distributions ............................... (0.27) (0.28) (0.31) (0.15) (0.11)
Net asset value, end of year ....................... $14.22 $13.13 $11.37 $12.56 $10.97
Total return
d
................................... 10.60% 17.98% (7.02)% 15.89% 2.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.70% 1.77% 1.73% 1.83% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.19%
f
1.09%
f
1.05%
f
1.05% 1.05%
Net investment income
c
........................... 0.71% 1.21% 1.49% 0.85% 0.42%
Supplemental data
Net assets, end of year (000’s) ..................... $10,937 $9,146 $7,460 $7,642 $5,127
Portfolio turnover rate ............................ 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.27 $11.48 $12.68 $11.06 $10.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.22 0.23 0.15 0.10
Net realized and unrealized gains (losses) ........... 1.29 1.91 (1.06) 1.65 0.18
Total from investment operations .................... 1.44 2.13 (0.83) 1.80 0.28
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.20) (0.29) (0.18) (0.06)
Net realized gains ............................. (0.14) (0.14) (0.08) — (0.10)
Total distributions ............................... (0.33) (0.34) (0.37) (0.18) (0.16)
Net asset value, end of year ....................... $14.38 $13.27 $11.48 $12.68 $11.06
Total return .................................... 11.17% 18.64% (6.59)% 16.39% 2.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.20% 1.27% 1.23% 1.33% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 0.69%
e
0.59%
e
0.55%
e
0.55% 0.55%
Net investment income
c
........................... 1.19% 1.71% 1.99% 1.35% 0.92%
Supplemental data
Net assets, end of year (000’s) ..................... $1,186 $1,058 $816 $1,148 $1,398
Portfolio turnover rate ............................ 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.34 $11.54 $12.74 $11.12 $10.99
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.29 0.32 0.23 0.16
Net realized and unrealized gains (losses) ........... 1.29 1.92 (1.08) 1.65 0.19
Total from investment operations .................... 1.52 2.21 (0.76) 1.88 0.35
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.27) (0.36) (0.26) (0.12)
Net realized gains ............................. (0.14) (0.14) (0.08) — (0.10)
Total distributions ............................... (0.40) (0.41) (0.44) (0.26) (0.22)
Net asset value, end of year ....................... $14.46 $13.34 $11.54 $12.74 $11.12
Total return .................................... 11.80% 19.26% (6.02)% 17.01% 3.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.50% 0.53% 0.52% 0.54% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.15%
e
0.04%
e
—%
e
—% —%
Net investment income
c
........................... 1.72% 2.26% 2.54% 1.90% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $23,717 $22,064 $18,389 $18,260 $14,455
Portfolio turnover rate ............................ 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.33 $11.53 $12.73 $11.11 $10.98
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.28 0.31 0.23 0.15
Net realized and unrealized gains (losses) ........... 1.28 1.92 (1.08) 1.64 0.19
Total from investment operations .................... 1.51 2.20 (0.77) 1.87 0.34
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.26) (0.35) (0.25) (0.11)
Net realized gains ............................. (0.14) (0.14) (0.08) — (0.10)
Total distributions ............................... (0.40) (0.40) (0.43) (0.25) (0.21)
Net asset value, end of year ....................... $14.44 $13.33 $11.53 $12.73 $11.11
Total return .................................... 11.68% 19.22% (6.08)% 16.97% 3.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.70% 0.77% 0.73% 0.83% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.19%
e
0.09%
e
0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.74% 2.21% 2.49% 1.85% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $1,546 $997 $785 $662 $332
Portfolio turnover rate ............................ 67.25% 93.46% 47.37% 37.45% 81.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 14,475 $ 284,567
Domestic Equity 49.5%
a
Franklin Growth Fund, Class R6 ........................................ 76,239 10,345,578
a
Franklin LibertyQ U.S. Equity ETF ....................................... 192,428 7,291,097
a
Franklin Rising Dividends Fund, Class R6 ................................. 65,496 5,244,910
a
Franklin U.S. Core Equity (IU) Fund ..................................... 745,783 9,352,120
SPDR Portfolio S&P 500 Value ETF ..................................... 49,850 1,714,342
Vanguard S&P 500 ETF .............................................. 4,100 1,409,129
35,357,176
Domestic Fixed Income 24.1%
a
Franklin Liberty High Yield Corporate ETF ................................. 19,661 523,376
a
Franklin Liberty Investment Grade Corporate ETF ........................... 50,519 1,368,125
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 13,956 1,336,287
a
Franklin Liberty U.S. Core Bond ETF ..................................... 329,336 8,612,136
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 69,490 1,734,123
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 161,543 1,566,968
iShares Core U.S. Aggregate Bond ETF .................................. 10,031 1,185,564
Schwab U.S. TIPS ETF ............................................... 13,976 867,630
17,194,209
Foreign Equity 21.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 214,943 2,499,782
a
Franklin FTSE China ETF ............................................. 15,812 502,964
a
Franklin FTSE Europe ETF ............................................ 56,256 1,466,324
a
Franklin FTSE Japan ETF ............................................. 24,569 731,665
a
Franklin International Core Equity (IU) Fund ............................... 395,616 4,684,093
a
Franklin International Growth Fund, Class R6 .............................. 69,694 1,506,778
a
Templeton Developing Markets Trust, Class R6 ............................. 81,965 2,067,967
a
Templeton Foreign Fund, Class R6 ...................................... 310,245 2,171,717
15,631,290
Foreign Fixed Income 2.7%
a
Franklin Liberty International Aggregate Bond ETF .......................... 49,033 1,252,548
a
Templeton Global Total Return Fund, Class R6 ............................. 66,445 663,118
1,915,666
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$58,181,942) ................................................................
70,382,908
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 461,257 461,257
Total Money Market Funds (Cost $461,257) .....................................
461,257

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $219,081)
BNP Paribas Securities Corp. (Maturity Value $139,957)
Deutsche Bank Securities, Inc. (Maturity Value $41,801)
HSBC Securities (USA), Inc. (Maturity Value $37,323)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$223,488) ....................................................... $ 219,080 $ 219,080
Total Repurchase Agreements (Cost $219,080) ..................................
219,080
Total Short Term Investments (Cost $680,337 ) ..................................
680,337
a
Total Investments (Cost $58,862,279) 99.6% ....................................
$71,063,245
Other Assets, less Liabilities 0.4% .............................................
341,331
Net Assets 100.0% ...........................................................
$71,404,576
See abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.94 $12.03 $13.70 $11.86 $11.78
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.24 0.29 0.20 0.13
Net realized and unrealized gains (losses) ........... 1.61 2.19 (1.21) 1.92 0.23
Total from investment operations .................... 1.80 2.43 (0.92) 2.12 0.36
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.20) (0.24) (0.30) (0.28) (0.10)
Net realized gains ............................. (0.36) (0.28) (0.45) — (0.18)
Total distributions ............................... (0.56) (0.52) (0.75) (0.28) (0.28)
Net asset value, end of year ....................... $15.18 $13.94 $12.03 $13.70 $11.86
Total return
d
................................... 13.44% 20.36% (6.87)% 17.93% 3.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.81% 0.86% 0.81% 0.86% 0.82%
Expenses net of waiver and payments by affiliates
e
...... 0.43%
f
0.34% 0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.38% 1.81% 2.04% 1.55% 1.15%
Supplemental data
Net assets, end of year (000’s) ..................... $84,029 $72,425 $60,087 $61,238 $56,650
Portfolio turnover rate ............................ 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.60 $11.75 $13.40 $11.61 $11.54
Income from investment operations
a
:
Net investment income
b,c
........................ 0.08 0.14 0.16 0.10 0.04
Net realized and unrealized gains (losses) ........... 1.58 2.13 (1.16) 1.88 0.22
Total from investment operations .................... 1.66 2.27 (1.00) 1.98 0.26
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.14) (0.20) (0.19) (0.01)
Net realized gains ............................. (0.36) (0.28) (0.45) — (0.18)
Total distributions ............................... (0.47) (0.42) (0.65) (0.19) (0.19)
Net asset value, end of year ....................... $14.79 $13.60 $11.75 $13.40 $11.61
Total return
d
................................... 12.62% 19.46% (7.58)% 17.09% 2.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.56% 1.61% 1.56% 1.60% 1.57%
Expenses net of waiver and payments by affiliates
e
...... 1.18%
f
1.09% 1.05%
f
1.04% 1.05%
Net investment income
c
........................... 0.60% 1.06% 1.29% 0.81% 0.40%
Supplemental data
Net assets, end of year (000’s) ..................... $21,329 $21,115 $18,350 $21,451 $18,781
Portfolio turnover rate ............................ 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.92 $12.01 $13.69 $11.84 $11.77
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.20 0.24 0.15 0.12
Net realized and unrealized gains (losses) ........... 1.63 2.20 (1.20) 1.94 0.21
Total from investment operations .................... 1.78 2.40 (0.96) 2.09 0.33
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.21) (0.27) (0.24) (0.08)
Net realized gains ............................. (0.36) (0.28) (0.45) — (0.18)
Total distributions ............................... (0.53) (0.49) (0.72) (0.24) (0.26)
Net asset value, end of year ....................... $15.17 $13.92 $12.01 $13.69 $11.84
Total return .................................... 13.23% 20.10% (7.18)% 17.71% 2.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.05% 1.10% 1.05% 1.11% 1.07%
Expenses net of waiver and payments by affiliates
d
...... 0.68%
e
0.58% 0.54%
e
0.55% 0.55%
Net investment income
c
........................... 1.07% 1.57% 1.80% 1.30% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $4,530 $4,966 $4,762 $5,745 $6,080
Portfolio turnover rate ............................ 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.05 $12.12 $13.80 $11.94 $11.85
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.29 0.31 0.25 0.17
Net realized and unrealized gains (losses) ........... 1.63 2.20 (1.20) 1.93 0.23
Total from investment operations .................... 1.86 2.49 (0.89) 2.18 0.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.24) (0.28) (0.34) (0.32) (0.13)
Net realized gains ............................. (0.36) (0.28) (0.45) — (0.18)
Total distributions ............................... (0.60) (0.56) (0.79) (0.32) (0.31)
Net asset value, end of year ....................... $15.31 $14.05 $12.12 $13.80 $11.94
Total return .................................... 13.82% 20.73% (6.63)% 18.31% 3.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.40% 0.41% 0.39% 0.38% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.13%
e
0.04% —%
e
—% —%
Net investment income
c
........................... 1.66% 2.11% 2.34% 1.85% 1.45%
Supplemental data
Net assets, end of year (000’s) ..................... $30,069 $28,513 $22,207 $26,497 $22,068
Portfolio turnover rate ............................ 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.07 $12.13 $13.81 $11.95 $11.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.28 0.32 0.23 0.16
Net realized and unrealized gains (losses) ........... 1.63 2.21 (1.22) 1.94 0.23
Total from investment operations .................... 1.86 2.49 (0.90) 2.17 0.39
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.24) (0.27) (0.33) (0.31) (0.12)
Net realized gains ............................. (0.36) (0.28) (0.45) — (0.18)
Total distributions ............................... (0.60) (0.55) (0.78) (0.31) (0.30)
Net asset value, end of year ....................... $15.33 $14.07 $12.13 $13.81 $11.95
Total return .................................... 13.75% 20.73% (6.67)% 18.24% 3.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.56% 0.61% 0.56% 0.61% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.18%
e
0.09% 0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.67% 2.06% 2.29% 1.80% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $3,438 $2,145 $1,723 $1,578 $1,451
Portfolio turnover rate ............................ 47.82% 79.04% 47.85% 31.98% 77.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment inco me by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,400 $ 577,980
Domestic Equity 54.6%
a
Franklin Growth Fund, Class R6 ........................................ 169,444 22,993,541
a
Franklin LibertyQ U.S . Equity ETF ....................................... 429,076 16,257,690
a
Franklin Rising Dividends Fund, Class R6 ................................. 145,865 11,680,863
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,658,993 20,803,766
SPDR Portfolio S&P 500 Value ETF ..................................... 112,550 3,870,595
Vanguard S&P 500 ETF .............................................. 8,375 2,878,404
78,484,859
Domestic Fixed Income 16.1%
a
Franklin Liberty High Yield Corporate ETF ................................. 27,977 744,748
a
Franklin Liberty Investment Grade Corporate ETF ........................... 72,025 1,950,538
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 20,100 1,924,575
a
Franklin Liberty U.S. Core Bond ETF ..................................... 421,740 11,028,501
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 95,825 2,391,313
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 229,382 2,225,009
iShares Core U.S. Aggregate Bond ETF .................................. 13,012 1,537,888
Schwab U.S. TIPS ETF ............................................... 18,900 1,173,312
22,975,884
Foreign Equity 25.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 535,840 6,231,816
a
Franklin FTSE China ETF ............................................. 36,925 1,174,547
a
Franklin FTSE Europe ETF ............................................ 126,032 3,285,049
a
Franklin FTSE Japan ETF ............................................. 58,492 1,741,892
a
Franklin International Core Equity (IU) Fund ............................... 891,621 10,556,792
a
Franklin International Growth Fund, Class R6 .............................. 153,398 3,316,469
a
Templeton Developing Markets Trust, Class R6 ............................. 202,875 5,118,546
a
Templeton Foreign Fund, Class R6 ...................................... 668,839 4,681,872
36,106,983
Foreign Fixed Income 2.3%
a
Franklin Liberty International Aggregate Bond ETF .......................... 79,875 2,040,407
a
Templeton Global Total Return Fund, Class R6 ............................. 135,362 1,350,909
3,391,316
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$109,689,037) ...............................................................
141,537,022
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 150,290 150,290
Total Money Market Funds (Cost $150,290) .....................................
150,290

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
s
h
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.8%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $1,198,354)
BNP Paribas Securities Corp. (Maturity Value $765,556)
Deutsche Bank Securities, Inc. (Maturity Value $228,646)
HSBC Securities (USA), Inc. (Maturity Value $204,152)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$1,222,458) ...................................................... $ 1,198,347 $ 1,198,347
Total Repurchase Agreements (Cost $1,198,347) ................................
1,198,347
Total Short Term Investments (Cost $1,348,637 ) .................................
1,348,637
a
Total Investments (Cost $111,037,674) 99.6% ...................................
$142,885,659
Other Assets, less Liabilities 0.4% .............................................
510,892
Net Assets 100.0% ...........................................................
$143,396,551
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
94
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.76 $11.61 $13.03 $11.20 $11.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.22 0.27 0.18 0.14
Net realized and unrealized gains (losses) ........... 1.82 2.25 (1.17) 1.88 0.17
Total from investment operations .................... 2.00 2.47 (0.90) 2.06 0.31
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.18) (0.30) (0.23) (0.08)
Net realized gains ............................. (0.23) (0.14) (0.22) — (0.09)
Total distributions ............................... (0.46) (0.32) (0.52) (0.23) (0.17)
Net asset value, end of year ....................... $15.30 $13.76 $11.61 $13.03 $11.20
Total return
d
................................... 15.04% 21.50% (7.00)% 18.50% 2.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.11% 1.18% 1.14% 1.26% 1.19%
Expenses net of waiver and payments by affiliates
e
...... 0.43%
f
0.34%
f
0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.30% 1.67% 2.03% 1.55% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $24,809 $19,322 $15,921 $14,001 $13,213
Portfolio turnover rate ............................ 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.52 $11.42 $12.83 $11.05 $10.97
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.12 0.16 0.11 0.05
Net realized and unrealized gains (losses) ........... 1.79 2.21 (1.14) 1.83 0.18
Total from investment operations .................... 1.86 2.33 (0.98) 1.94 0.23
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.09) (0.21) (0.16) (0.06)
Net realized gains ............................. (0.23) (0.14) (0.22) — (0.09)
Total distributions ............................... (0.36) (0.23) (0.43) (0.16) (0.15)
Net asset value, end of year ....................... $15.02 $13.52 $11.42 $12.83 $11.05
Total return
d
................................... 14.15% 20.56% (7.71)% 17.63% 2.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.86% 1.93% 1.89% 2.01% 1.94%
Expenses net of waiver and payments by affiliates
e
...... 1.18%
f
1.09%
f
1.05%
f
1.05% 1.05%
Net investment income
c
........................... 0.55% 0.92% 1.28% 0.80% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $6,867 $5,630 $4,286 $4,015 $2,686
Portfolio turnover rate ............................ 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.74 $11.60 $13.02 $11.17 $11.05
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.18 0.22 0.13 0.13
Net realized and unrealized gains (losses) ........... 1.82 2.25 (1.16) 1.91 0.16
Total from investment operations .................... 1.96 2.43 (0.94) 2.04 0.29
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.15) (0.26) (0.19) (0.08)
Net realized gains ............................. (0.23) (0.14) (0.22) — (0.09)
Total distributions ............................... (0.42) (0.29) (0.48) (0.19) (0.17)
Net asset value, end of year ....................... $15.28 $13.74 $11.60 $13.02 $11.17
Total return .................................... 14.74% 21.13% (7.27)% 18.31% 2.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.36% 1.43% 1.39% 1.51% 1.43%
Expenses net of waiver and payments by affiliates
d
...... 0.68%
e
0.59%
e
0.55%
e
0.55% 0.54%
Net investment income
c
........................... 1.02% 1.42% 1.78% 1.30% 0.98%
Supplemental data
Net assets, end of year (000’s) ..................... $1,540 $1,528 $1,273 $1,519 $2,188
Portfolio turnover rate ............................ 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.85 $11.69 $13.11 $11.26 $11.10
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.25 0.30 0.23 0.16
Net realized and unrealized gains (losses) ........... 1.84 2.27 (1.16) 1.89 0.18
Total from investment operations .................... 2.05 2.52 (0.86) 2.12 0.34
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.27) (0.22) (0.34) (0.27) (0.09)
Net realized gains ............................. (0.23) (0.14) (0.22) — (0.09)
Total distributions ............................... (0.50) (0.36) (0.56) (0.27) (0.18)
Net asset value, end of year ....................... $15.40 $13.85 $11.69 $13.11 $11.26
Total return .................................... 15.35% 21.89% (6.77)% 18.92% 3.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.55% 0.58% 0.58% 0.61% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.13%
e
0.04%
e
—%
e
—% —%
Net investment income
c
........................... 1.58% 1.97% 2.33% 1.85% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $25,450 $22,250 $18,247 $17,521 $13,867
Portfolio turnover rate ............................ 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.82 $11.67 $13.10 $11.25 $11.09
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.33 0.27 0.22 0.15
Net realized and unrealized gains (losses) ........... 1.82 2.18 (1.15) 1.89 0.19
Total from investment operations .................... 2.04 2.51 (0.88) 2.11 0.34
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.22) (0.33) (0.26) (0.09)
Net realized gains ............................. (0.23) (0.14) (0.22) — (0.09)
Total distributions ............................... (0.49) (0.36) (0.55) (0.26) (0.18)
Net asset value, end of year ....................... $15.37 $13.82 $11.67 $13.10 $11.25
Total return .................................... 15.33% 21.68% (6.82)% 18.88% 3.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.86% 0.93% 0.89% 1.01% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.18%
e
0.09%
e
0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.60% 1.92% 2.28% 1.80% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $506 $146 $165 $155 $141
Portfolio turnover rate ............................ 37.54% 90.08% 41.77% 39.11% 72.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 12,325 $ 242,300
Domestic Equity 60.6%
a
Franklin Growth Fund, Class R6 ........................................ 77,822 10,560,384
a
Franklin LibertyQ U.S. Equity ETF ....................................... 198,223 7,510,669
a
Franklin Rising Dividends Fund, Class R6 ................................. 65,435 5,240,035
a
Franklin U.S. Core Equity (IU) Fund ..................................... 780,894 9,792,410
SPDR Portfolio S&P 500 Value ETF ..................................... 51,225 1,761,628
Vanguard S&P 500 ETF .............................................. 2,675 919,371
35,784,497
Domestic Fixed Income 9.9%
a
Franklin Liberty High Yield Corporate ETF ................................. 7,130 189,800
a
Franklin Liberty Investment Grade Corporate ETF ........................... 18,350 496,944
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 5,100 488,325
a
Franklin Liberty U.S. Core Bond ETF ..................................... 110,298 2,884,293
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 24,425 609,526
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 58,458 567,043
iShares Core U.S. Aggregate Bond ETF .................................. 3,178 375,608
Schwab U.S. TIPS ETF ............................................... 4,975 308,848
5,920,387
Foreign Equity 27.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 232,437 2,703,240
a
Franklin FTSE China ETF ............................................. 16,000 508,944
a
Franklin FTSE Europe ETF ............................................ 57,777 1,505,969
a
Franklin FTSE Japan ETF ............................................. 26,971 803,196
a
Franklin International Core Equity (IU) Fund ............................... 422,224 4,999,128
a
Franklin International Growth Fund, Class R6 .............................. 73,120 1,580,855
a
Templeton Developing Markets Trust, Class R6 ............................. 86,205 2,174,948
a
Templeton Foreign Fund, Class R6 ...................................... 307,699 2,153,890
16,430,170
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$46,208,546) ................................................................
58,377,354
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 137,383 137,383
Total Money Market Funds (Cost $137,383) .....................................
137,383

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $261,617)
BNP Paribas Securities Corp. (Maturity Value $167,131)
Deutsche Bank Securities, Inc. (Maturity Value $49,917)
HSBC Securities (USA), Inc. (Maturity Value $44,569)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$266,879) ....................................................... $ 261,615 $ 261,615
Total Repurchase Agreements (Cost $261,615) ..................................
261,615
Total Short Term Investments (Cost $398,998 ) ..................................
398,998
a
Total Investments (Cost $46,607,544) 99.4% ....................................
$58,776,352
Other Assets, less Liabilities 0.6% .............................................
394,877
Net Assets 100.0% ...........................................................
$59,171,229
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.27 $12.04 $13.78 $11.86 $11.75
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.21 0.27 0.20 0.14
Net realized and unrealized gains (losses) ........... 1.98 2.45 (1.26) 2.01 0.24
Total from investment operations .................... 2.15 2.66 (0.99) 2.21 0.38
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.21) (0.27) (0.29) (0.10)
Net realized gains ............................. (0.43) (0.22) (0.48) — (0.17)
Total distributions ............................... (0.62) (0.43) (0.75) (0.29) (0.27)
Net asset value, end of year ....................... $15.80 $14.27 $12.04 $13.78 $11.86
Total return
d
................................... 15.76% 22.33% (7.42)% 18.72% 3.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.94% 0.98% 0.93% 1.01% 0.97%
Expenses net of waiver and payments by affiliates
e
...... 0.43%
f
0.34%
f
0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.22% 1.57% 1.91% 1.53% 1.15%
Supplemental data
Net assets, end of year (000’s) ..................... $59,801 $51,412 $44,978 $46,783 $44,521
Portfolio turnover rate ............................ 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.88 $11.72 $13.44 $11.57 $11.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.06 0.11 0.15 0.10 0.04
Net realized and unrealized gains (losses) ........... 1.94 2.38 (1.22) 1.96 0.23
Total from investment operations .................... 2.00 2.49 (1.07) 2.06 0.27
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.12) (0.11) (0.17) (0.19) (0.01)
Net realized gains ............................. (0.43) (0.22) (0.48) — (0.17)
Total distributions ............................... (0.55) (0.33) (0.65) (0.19) (0.18)
Net asset value, end of year ....................... $15.33 $13.88 $11.72 $13.44 $11.57
Total return
d
................................... 15.00% 21.35% (8.07)% 17.92% 2.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.68% 1.73% 1.67% 1.75% 1.72%
Expenses net of waiver and payments by affiliates
e
...... 1.17%
f
1.09%
f
1.04%
f
1.04% 1.05%
Net investment income
c
........................... 0.46% 0.82% 1.17% 0.79% 0.40%
Supplemental data
Net assets, end of year (000’s) ..................... $14,502 $13,333 $11,738 $13,190 $12,527
Portfolio turnover rate ............................ 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.20 $11.98 $13.72 $11.81 $11.71
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.17 0.23 0.17 0.11
Net realized and unrealized gains (losses) ........... 2.01 2.45 (1.25) 2.00 0.23
Total from investment operations .................... 2.12 2.62 (1.02) 2.17 0.34
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.15) (0.18) (0.24) (0.26) (0.07)
Net realized gains ............................. (0.43) (0.22) (0.48) — (0.17)
Total distributions ............................... (0.58) (0.40) (0.72) (0.26) (0.24)
Net asset value, end of year ....................... $15.74 $14.20 $11.98 $13.72 $11.81
Total return .................................... 15.55% 21.95% (7.61)% 18.43% 2.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.18% 1.22% 1.17% 1.26% 1.22%
Expenses net of waiver and payments by affiliates
d
...... 0.67%
e
0.58%
e
0.54%
e
0.55% 0.55%
Net investment income
c
........................... 0.80% 1.33% 1.67% 1.28% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $2,620 $4,838 $5,146 $5,464 $4,682
Portfolio turnover rate ............................ 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
104
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.38 $12.12 $13.88 $11.94 $11.83
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.27 0.30 0.25 0.17
Net realized and unrealized gains (losses) ........... 2.01 2.46 (1.27) 2.02 0.24
Total from investment operations .................... 2.22 2.73 (0.97) 2.27 0.41
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.24) (0.25) (0.31) (0.33) (0.13)
Net realized gains ............................. (0.43) (0.22) (0.48) — (0.17)
Total distributions ............................... (0.67) (0.47) (0.79) (0.33) (0.30)
Net asset value, end of year ....................... $15.93 $14.38 $12.12 $13.88 $11.94
Total return .................................... 16.11% 22.69% (7.16)% 19.10% 3.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.44% 0.46% 0.46% 0.43% 0.44%
Expenses net of waiver and payments by affiliates
d
...... 0.13%
e
0.04%
e
—%
e
—% —%
Net investment income
c
........................... 1.52% 1.87% 2.21% 1.83% 1.45%
Supplemental data
Net assets, end of year (000’s) ..................... $23,504 $20,022 $12,681 $13,787 $10,912
Portfolio turnover rate ............................ 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.38 $12.13 $13.88 $11.94 $11.83
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.25 0.31 0.23 0.15
Net realized and unrealized gains (losses) ........... 2.00 2.46 (1.28) 2.03 0.25
Total from investment operations .................... 2.21 2.71 (0.97) 2.26 0.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.24) (0.30) (0.32) (0.12)
Net realized gains ............................. (0.43) (0.22) (0.48) — (0.17)
Total distributions ............................... (0.66) (0.46) (0.78) (0.32) (0.29)
Net asset value, end of year ....................... $15.93 $14.38 $12.13 $13.88 $11.94
Total return .................................... 16.06% 22.53% (7.13)% 19.04% 3.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.69% 0.73% 0.68% 0.76% 0.72%
Expenses net of waiver and payments by affiliates
d
...... 0.18%
e
0.09%
e
0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.49% 1.82% 2.16% 1.78% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $1,089 $819 $639 $602 $479
Portfolio turnover rate ............................ 36.61% 86.25% 43.20% 31.69% 75.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 21,100 $ 414,809
Domestic Equity 65.7%
a
Franklin Growth Fund, Class R6 ........................................ 144,243 19,573,768
a
Franklin LibertyQ U.S. Equity ETF ....................................... 364,617 13,815,338
a
Franklin Rising Dividends Fund, Class R6 ................................. 121,666 9,742,984
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,422,845 17,842,471
SPDR Portfolio S&P 500 Value ETF ..................................... 94,825 3,261,032
Vanguard S&P 500 ETF .............................................. 6,950 2,388,645
66,624,238
Domestic Fixed Income 3.2%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 61,746 1,614,658
iShares Core U.S. Aggregate Bond ETF .................................. 13,652 1,613,530
3,228,188
Foreign Equity 29.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 440,693 5,125,258
a
Franklin FTSE China ETF ............................................. 30,375 966,198
a
Franklin FTSE Europe ETF ............................................ 101,604 2,648,329
a
Franklin FTSE Japan ETF ............................................. 45,068 1,342,125
a
Franklin International Core Equity (IU) Fund ............................... 735,043 8,702,913
a
Franklin International Growth Fund, Class R6 .............................. 129,420 2,798,056
a
Templeton Developing Markets Trust, Class R6 ............................. 162,105 4,089,916
a
Templeton Foreign Fund, Class R6 ...................................... 574,753 4,023,269
29,696,064
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$74,483,274) ................................................................
99,963,299
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 57,646 57,646
Total Money Market Funds (Cost $57,646) ......................................
57,646
Principal Amount
Repurchase Agreements 0.9%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $911,398)
BNP Paribas Securities Corp. (Maturity Value $582,237)
Deutsche Bank Securities, Inc. (Maturity Value $173,895)
HSBC Securities (USA), Inc. (Maturity Value $155,266)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$929,731) ....................................................... $ 911,393 911,393
Total Repurchase Agreements (Cost $911,393) ..................................
911,393
Total Short Term Investments (Cost $969,039 ) ..................................
969,039
a
Total Investments (Cost $75,452,313) 99.5% ....................................
$100,932,338
Other Assets, less Liabilities 0.5% .............................................
583,320
Net Assets 100.0% ...........................................................
$101,515,658

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
FranklinLifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.01 $11.74 $13.19 $11.29 $11.11
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.19 0.27 0.20 0.14
Net realized and unrealized gains (losses) ........... 2.03 2.37 (1.23) 1.93 0.23
Total from investment operations .................... 2.20 2.56 (0.96) 2.13 0.37
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.16) (0.30) (0.23) (0.09)
Net realized gains ............................. (0.23) (0.13) (0.19) — (0.10)
Total distributions ............................... (0.45) (0.29) (0.49) (0.23) (0.19)
Net asset value, end of year ....................... $15.76 $14.01 $11.74 $13.19 $11.29
Total return
d
................................... 16.22% 22.00% (7.40)% 18.96% 3.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.28% 1.35% 1.30% 1.53% 1.47%
Expenses net of waiver and payments by affiliates
e
...... 0.42%
f
0.34%
f
0.30%
f
0.30% 0.30%
Net investment income
c
........................... 1.23% 1.55% 1.98% 1.62% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $20,709 $16,729 $16,856 $13,823 $10,597
Portfolio turnover rate ............................ 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.91 $11.66 $13.11 $11.24 $11.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.11 0.16 0.11 0.05
Net realized and unrealized gains (losses) ........... 2.00 2.34 (1.22) 1.91 0.23
Total from investment operations .................... 2.07 2.45 (1.06) 2.02 0.28
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.14) (0.07) (0.20) (0.15) (0.01)
Net realized gains ............................. (0.23) (0.13) (0.19) — (0.10)
Total distributions ............................... (0.37) (0.20) (0.39) (0.15) (0.11)
Net asset value, end of year ....................... $15.61 $13.91 $11.66 $13.11 $11.24
Total return
d
................................... 15.35% 21.13% (8.12)% 18.03% 2.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.03% 2.10% 2.05% 2.28% 2.22%
Expenses net of waiver and payments by affiliates
e
...... 1.17%
f
1.09%
f
1.05%
f
1.05% 1.05%
Net investment income
c
........................... 0.48% 0.80% 1.23% 0.87% 0.42%
Supplemental data
Net assets, end of year (000’s) ..................... $7,014 $5,658 $4,167 $3,797 $2,675
Portfolio turnover rate ............................ 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.01 $11.74 $13.19 $11.29 $11.12
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.13 0.17 0.23 0.16 0.11
Net realized and unrealized gains (losses) ........... 2.03 2.36 (1.22) 1.94 0.22
Total from investment operations .................... 2.16 2.53 (0.99) 2.10 0.33
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.13) (0.27) (0.20) (0.06)
Net realized gains ............................. (0.23) (0.13) (0.19) — (0.10)
Total distributions ............................... (0.41) (0.26) (0.46) (0.20) (0.16)
Net asset value, end of year ....................... $15.76 $14.01 $11.74 $13.19 $11.29
Total return .................................... 15.92% 21.72% (7.62)% 18.67% 3.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.53% 1.60% 1.55% 1.78% 1.71%
Expenses net of waiver and payments by affiliates
d
...... 0.67%
e
0.59%
e
0.55%
e
0.55% 0.54%
Net investment income
c
........................... 0.91% 1.30% 1.73% 1.37% 0.93%
Supplemental data
Net assets, end of year (000’s) ..................... $2,468 $2,364 $1,814 $1,608 $1,219
Portfolio turnover rate ............................ 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $11.80 $13.26 $11.34 $11.16
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.26 0.29 0.24 0.15
Net realized and unrealized gains (losses) ........... 2.05 2.37 (1.23) 1.94 0.24
Total from investment operations .................... 2.26 2.63 (0.94) 2.18 0.39
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.20) (0.33) (0.26) (0.11)
Net realized gains ............................. (0.23) (0.13) (0.19) — (0.10)
Total distributions ............................... (0.49) (0.33) (0.52) (0.26) (0.21)
Net asset value, end of year ....................... $15.87 $14.10 $11.80 $13.26 $11.34
Total return .................................... 16.59% 22.50% (7.18)% 19.36% 3.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.59% 0.62% 0.65% 0.69% 0.75%
Expenses net of waiver and payments by affiliates
d
...... 0.12%
e
0.04%
e
—%
e
—% —%
Net investment income
c
........................... 1.54% 1.85% 2.28% 1.92% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $22,839 $17,560 $11,800 $12,099 $9,174
Portfolio turnover rate ............................ 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
FranklinLifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $11.80 $13.26 $11.35 $11.16
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.24 0.28 0.23 0.15
Net realized and unrealized gains (losses) ........... 2.05 2.38 (1.22) 1.94 0.25
Total from investment operations .................... 2.25 2.62 (0.94) 2.17 0.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.19) (0.33) (0.26) (0.11)
Net realized gains ............................. (0.23) (0.13) (0.19) — (0.10)
Total distributions ............................... (0.48) (0.32) (0.52) (0.26) (0.21)
Net asset value, end of year ....................... $15.87 $14.10 $11.80 $13.26 $11.35
Total return .................................... 16.54% 22.44% (7.23)% 19.20% 3.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.03% 1.10% 1.05% 1.28% 1.22%
Expenses net of waiver and payments by affiliates
d
...... 0.18%
e
0.09%
e
0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.45% 1.80% 2.23% 1.87% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $720 $617 $468 $512 $395
Portfolio turnover rate ............................ 35.30% 94.67% 43.18% 35.70% 89.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,625 $ 208,879
Domestic Equity 66.4%
a
Franklin Growth Fund, Class R6 ........................................ 73,935 10,032,925
a
Franklin LibertyQ U.S. Equity ETF ....................................... 198,642 7,526,545
a
Franklin Rising Dividends Fund, Class R6 ................................. 63,961 5,121,977
a
Franklin U.S. Core Equity (IU) Fund ..................................... 749,420 9,397,730
SPDR Portfolio S&P 500 Value ETF ..................................... 52,325 1,799,457
Vanguard S&P 500 ETF .............................................. 5,200 1,787,188
35,665,822
Domestic Fixed Income 1.3%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 13,293 347,612
iShares Core U.S. Aggregate Bond ETF .................................. 2,896 342,278
689,890
Foreign Equity 30.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 236,444 2,749,839
a
Franklin FTSE China ETF ............................................. 17,550 558,248
a
Franklin FTSE Europe ETF ............................................ 58,575 1,526,769
a
Franklin FTSE Japan ETF ............................................. 25,939 772,464
a
Franklin International Core Equity (IU) Fund ............................... 422,996 5,008,274
a
Franklin International Growth Fund, Class R6 .............................. 70,542 1,525,111
a
Templeton Developing Markets Trust, Class R6 ............................. 85,743 2,163,284
a
Templeton Foreign Fund, Class R6 ...................................... 313,906 2,197,341
16,501,330
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$41,410,850) ................................................................
53,065,921
a a a a
Short Term Investments 0.5%
Principal Amount
Repurchase Agreements 0.5%
b
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $255,857)
BNP Paribas Securities Corp. (Maturity Value $163,451)
Deutsche Bank Securities, Inc. (Maturity Value $48,818)
HSBC Securities (USA), Inc. (Maturity Value $43,588)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$261,004) ....................................................... $ 255,856 255,856
Total Repurchase Agreements (Cost $255,856) ..................................
255,856
Total Short Term Investments (Cost $255,856 ) ..................................
255,856
a
Total Investments (Cost $41,666,706) 99.2% ....................................
$53,321,777
Other Assets, less Liabilities 0.8% .............................................
428,616
Net Assets 100.0% ...........................................................
$53,750,393
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.86 $9.88 $11.05 $9.47 $9.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.18 0.23 0.18 0.12
Net realized and unrealized gains (losses) ........... 1.69 2.02 (1.03) 1.62 0.17
Total from investment operations .................... 1.84 2.20 (0.80) 1.80 0.29
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.12) (0.20) (0.19) (0.10)
Net realized gains ............................. (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ............................... (0.29) (0.22) (0.37) (0.22) (0.16)
Net asset value, end of year ....................... $13.41 $11.86 $9.88 $11.05 $9.47
Total return
d
................................... 15.95% 22.39% (7.37)% 19.06% 3.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.03% 2.50% 2.51% 3.18% 5.09%
Expenses net of waiver and payments by affiliates
e
...... 0.43%
f
0.34% 0.30%
f
0.30% 0.32%
Net investment income
c
........................... 1.27% 1.65% 2.01% 1.75% 1.43%
Supplemental data
Net assets, end of year (000’s) ..................... $12,408 $8,254 $6,104 $4,684 $2,732
Portfolio turnover rate ............................ 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
115
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.69 $9.75 $10.92 $9.39 $9.30
Income from investment operations
a
:
Net investment income
b,c
........................ 0.06 0.09 0.15 0.12 0.08
Net realized and unrealized gains (losses) ........... 1.66 1.99 (1.02) 1.58 0.14
Total from investment operations .................... 1.72 2.08 (0.87) 1.70 0.22
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.04) (0.13) (0.14) (0.07)
Net realized gains ............................. (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ............................... (0.23) (0.14) (0.30) (0.17) (0.13)
Net asset value, end of year ....................... $13.18 $11.69 $9.75 $10.92 $9.39
Total return
d
................................... 15.07% 21.45% (8.04)% 18.10% 2.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.78% 3.25% 3.26% 3.93% 5.82%
Expenses net of waiver and payments by affiliates
e
...... 1.18%
f
1.09% 1.05%
f
1.05% 1.05%
Net investment income
c
........................... 0.51% 0.90% 1.26% 1.00% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $5,083 $3,563 $2,338 $1,428 $572
Portfolio turnover rate ............................ 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.82 $9.85 $11.01 $9.44 $9.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.15 0.19 0.13 0.12
Net realized and unrealized gains (losses) ........... 1.69 2.01 (1.01) 1.63 0.14
Total from investment operations .................... 1.80 2.16 (0.82) 1.76 0.26
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.16) (0.09) (0.17) (0.16) (0.09)
Net realized gains ............................. (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ............................... (0.26) (0.19) (0.34) (0.19) (0.15)
Net asset value, end of year ....................... $13.36 $11.82 $9.85 $11.01 $9.44
Total return .................................... 15.61% 22.08% (7.53)% 18.69% 2.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 2.29% 2.75% 2.76% 3.43% 5.32%
Expenses net of waiver and payments by affiliates
d
...... 0.67%
e
0.59% 0.55%
e
0.55% 0.55%
Net investment income
c
........................... 0.95% 1.40% 1.76% 1.50% 1.20%
Supplemental data
Net assets, end of year (000’s) ..................... $580 $539 $425 $354 $357
Portfolio turnover rate ............................ 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
117
Ent year
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $9.89 $11.06 $9.48 $9.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.22 0.24 0.22 0.21
Net realized and unrealized gains (losses) ........... 1.70 2.01 (1.01) 1.61 0.11
Total from investment operations .................... 1.88 2.23 (0.77) 1.83 0.32
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.15) (0.23) (0.22) (0.12)
Net realized gains ............................. (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ............................... (0.32) (0.25) (0.40) (0.25) (0.18)
Net asset value, end of year ....................... $13.43 $11.87 $9.89 $11.06 $9.48
Total return .................................... 16.34% 22.72% (7.12)% 19.32% 3.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.87% 1.18% 1.35% 1.85% 4.21%
Expenses net of waiver and payments by affiliates
d
...... 0.13%
e
0.04% —%
e
—% —%
Net investment income
c
........................... 1.57% 1.95% 2.31% 2.05% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $12,017 $7,296 $3,573 $3,184 $1,618
Portfolio turnover rate ............................ 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
118
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $9.90 $11.06 $9.48 $9.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.23 0.25 0.20 0.13
Net realized and unrealized gains (losses) ........... 1.66 1.99 (1.02) 1.62 0.18
Total from investment operations .................... 1.87 2.22 (0.77) 1.82 0.31
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.15) (0.22) (0.21) (0.12)
Net realized gains ............................. (0.10) (0.10) (0.17) (0.03) (0.06)
Total distributions ............................... (0.32) (0.25) (0.39) (0.24) (0.18)
Net asset value, end of year ....................... $13.42 $11.87 $9.90 $11.06 $9.48
Total return .................................... 16.19% 22.67% (7.16)% 19.27% 3.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.77% 2.25% 2.26% 2.93% 4.82%
Expenses net of waiver and payments by affiliates
d
...... 0.19%
e
0.09% 0.05%
e
0.05% 0.05%
Net investment income
c
........................... 1.74% 1.90% 2.26% 2.00% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $378 $134 $46 $32 $13
Portfolio turnover rate ............................ 32.75% 90.64% 42.85% 31.85% 93.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 5,650 $ 111,075
Domestic Equity 66.2%
a
Franklin Growth Fund, Class R6 ........................................ 42,290 5,738,706
a
Franklin LibertyQ U.S. Equity ETF ....................................... 111,850 4,237,997
a
Franklin Rising Dividends Fund, Class R6 ................................. 35,806 2,867,319
a
Franklin U.S. Core Equity (IU) Fund ..................................... 422,003 5,291,921
SPDR Portfolio S&P 500 Value ETF ..................................... 29,450 1,012,786
Vanguard S&P 500 ETF .............................................. 2,925 1,005,293
20,154,022
Domestic Fixed Income 1.4%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 8,566 224,001
iShares Core U.S. Aggregate Bond ETF .................................. 1,897 224,206
448,207
Foreign Equity 30.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 131,753 1,532,282
a
Franklin FTSE China ETF ............................................. 9,872 314,018
a
Franklin FTSE Europe ETF ............................................ 32,133 837,553
a
Franklin FTSE Japan ETF ............................................. 14,607 434,996
a
Franklin International Core Equity (IU) Fund ............................... 236,768 2,803,333
a
Franklin International Growth Fund, Class R6 .............................. 39,945 863,616
a
Templeton Developing Markets Trust, Class R6 ............................. 47,868 1,207,703
a
Templeton Foreign Fund, Class R6 ...................................... 185,535 1,298,745
9,292,246
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$24,363,502) ................................................................
30,005,550
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 222,738 222,738
Total Money Market Funds (Cost $222,738) .....................................
222,738
Total Short Term Investments (Cost $222,738 ) ..................................
222,738
a
Total Investments (Cost $24,586,240) 99.2% ....................................
$30,228,288
Other Assets, less Liabilities 0.8% .............................................
237,014
Net Assets 100.0% ...........................................................
$30,465,302
See Abbreviations on page 164 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $6,888,890 $3,332,637 $8,947,635
Cost - Non-controlled affiliates (Note 3f) ...................... 47,098,998 34,114,031 106,120,411
Cost - Unaffiliated repurchase agreements .................... — 160,413 778,879
Value - Unaffiliated issuers ................................ $7,371,705 $3,575,874 $9,643,078
Value - Non-controlled affiliates (Note 3f) ...................... 50,289,912 39,735,382 130,849,686
Value - Unaffiliated repurchase agreements .................... — 160,413 778,879
Cash .................................................. 155 7,378 19,288
Receivables:
Capital shares sold ...................................... 11,807 126,411 196,473
Dividends and interest ................................... 81,331 32,698 87,694
Affiliates .............................................. 93,896 76,758 75,620
Other assets ............................................ 184,853 79,576 207,135
Total assets ........................................ 58,033,659 43,794,490 141,857,853
Liabilities:
Payables:
Investment securities purchased ............................ — 7,375 627,015
Capital shares redeemed ................................. 37,109 14,660 62,549
Management & Asset allocation fees ......................... 12,070 9,146 22,885
Distribution fees ........................................ 17,024 12,633 39,754
Transfer agent fees ...................................... 10,935 7,157 21,095
Reports to shareholders .................................. 5,474 6,107 10,943
Professional fees ....................................... 31,769 25,823 26,023
Accrued expenses and other liabilities ......................... 360 2,937 610
Total liabilities ....................................... 114,741 85,838 810,874
Net assets, at value ............................... $57,918,918 $43,708,652 $141,046,979
Net assets consist of:
Paid-in capital ........................................... $55,597,801 $37,754,596 $114,755,143
Total distributable earnings (losses) ........................... 2,321,117 5,954,056 26,291,836
Net assets, at value ............................... $57,918,918 $43,708,652 $141,046,979

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $40,343,011 $30,265,049 $96,972,915
Shares outstanding ...................................... 3,472,439 2,329,141 7,026,482
Net asset value per share
a
................................ $11.62 $12.99 $13.80
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.30 $13.75 $14.60
Class C:
Net assets, at value ..................................... $9,355,423 $7,117,825 $21,990,934
Shares outstanding ...................................... 815,286 551,179 1,621,435
Net asset value and maximum offering price per share
a
........... $11.48 $12.91 $13.56
Class R:
Net assets, at value ..................................... $2,108,267 $785,961 $3,116,865
Shares outstanding ...................................... 181,950 60,541 226,706
Net asset value and maximum offering price per share ........... $11.59 $12.98 $13.75
Class R6:
Net assets, at value ..................................... $4,091,630 $4,854,519 $16,093,805
Shares outstanding ...................................... 350,577 372,611 1,162,287
Net asset value and maximum offering price per share ........... $11.67 $13.03 $13.85
Advisor Class:
Net assets, at value ..................................... $2,020,587 $685,298 $2,872,460
Shares outstanding ...................................... 173,278 52,581 207,633
Net asset value and maximum offering price per share ........... $11.66 $13.03 $13.83
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,815,555 $8,768,400 $3,098,139
Cost - Non-controlled affiliates (Note 3f) ...................... 53,827,644 101,070,926 43,247,790
Cost - Unaffiliated repurchase agreements .................... 219,080 1,198,347 261,615
Value - Unaffiliated issuers ................................ $5,176,665 $9,460,199 $3,365,455
Value - Non-controlled affiliates (Note 3f) ...................... 65,667,500 132,227,113 55,149,282
Value - Unaffiliated repurchase agreements .................... 219,080 1,198,347 261,615
Cash .................................................. 6,885 9,773 2,495
Receivables:
Capital shares sold ...................................... 219,239 519,870 310,867
Dividends and interest ................................... 33,734 50,874 16,014
Affiliates .............................................. 96,927 94,975 118,624
Other assets ............................................ 74,374 96,943 25,243
Total assets ........................................ 71,494,404 143,658,094 59,249,595
Liabilities:
Payables:
Investment securities purchased ............................ 6,883 9,773 2,491
Capital shares redeemed ................................. 4,448 131,116 3,039
Management & Asset allocation fees ......................... 14,836 21,009 12,317
Distribution fees ........................................ 16,672 37,250 11,499
Transfer agent fees ...................................... 11,210 23,953 11,656
Reports to shareholders .................................. 9,664 11,753 8,596
Professional fees ....................................... 25,850 26,103 25,764
Accrued expenses and other liabilities ......................... 265 586 3,004
Total liabilities ....................................... 89,828 261,543 78,366
Net assets, at value ............................... $71,404,576 $143,396,551 $59,171,229
Net assets consist of:
Paid-in capital ........................................... $59,141,459 $110,122,626 $46,174,163
Total distributable earnings (losses) ........................... 12,263,117 33,273,925 12,997,066
Net assets, at value ............................... $71,404,576 $143,396,551 $59,171,229

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $34,018,911 $84,029,469 $24,808,650
Shares outstanding ...................................... 2,362,939 5,534,191 1,621,997
Net asset value per share
a
................................ $14.40 $15.18 $15.30
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $15.24 $16.06 $16.19
Class C:
Net assets, at value ..................................... $10,936,754 $21,329,155 $6,867,043
Shares outstanding ...................................... 769,037 1,441,745 457,093
Net asset value and maximum offering price per share
a
........... $14.22 $14.79 $15.02
Class R:
Net assets, at value ..................................... $1,185,652 $4,530,390 $1,539,999
Shares outstanding ...................................... 82,469 298,662 100,779
Net asset value and maximum offering price per share ........... $14.38 $15.17 $15.28
Class R6:
Net assets, at value ..................................... $23,717,294 $30,069,392 $25,449,597
Shares outstanding ...................................... 1,640,517 1,964,308 1,652,383
Net asset value and maximum offering price per share ........... $14.46 $15.31 $15.40
Advisor Class:
Net assets, at value ..................................... $1,545,965 $3,438,145 $505,940
Shares outstanding ...................................... 107,032 224,315 32,911
Net asset value and maximum offering price per share ........... $14.44 $15.33 $15.37
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $6,691,800 $3,632,567 $2,086,528
Cost - Non-controlled affiliates (Note 3f) ...................... 67,849,120 37,778,283 22,499,712
Cost - Unaffiliated repurchase agreements .................... 911,393 255,856 —
Value - Unaffiliated issuers ................................ $7,263,207 $3,928,923 $2,242,285
Value - Non-controlled affiliates (Note 3f) ...................... 92,757,738 49,136,998 27,986,003
Value - Unaffiliated repurchase agreements .................... 911,393 255,856 —
Cash .................................................. — — 23,594
Receivables:
Investment securities sold ................................. — 171,465 58,334
Capital shares sold ...................................... 535,821 269,772 111,845
Dividends and interest ................................... 14,327 6,975 3,989
Affiliates .............................................. 180,330 141,939 160,042
Other assets ............................................ 11,766 2,539 9,599
Total assets ........................................ 101,674,582 53,914,467 30,595,691
Liabilities:
Payables:
Investment securities purchased ............................ — — 58,334
Capital shares redeemed ................................. 15,149 90,684 9,089
Management & Asset allocation fees ......................... 57,755 11,180 6,289
Distribution fees ........................................ 25,322 11,133 6,355
Transfer agent fees ...................................... 23,512 14,806 14,287
Reports to shareholders .................................. 11,114 10,504 10,196
Professional fees ....................................... 25,754 25,667 25,603
Accrued expenses and other liabilities ......................... 318 100 236
Total liabilities ....................................... 158,924 164,074 130,389
Net assets, at value ............................... $101,515,658 $53,750,393 $30,465,302
Net assets consist of:
Paid-in capital ........................................... $74,661,794 $41,424,499 $24,474,974
Total distributable earnings (losses) ........................... 26,853,864 12,325,894 5,990,328
Net assets, at value ............................... $101,515,658 $53,750,393 $30,465,302

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $59,801,321 $20,709,498 $12,407,686
Shares outstanding ...................................... 3,784,123 1,313,659 925,595
Net asset value per share
a
................................ $15.80 $15.76 $13.41
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $16.72 $16.68 $14.19
Class C:
Net assets, at value ..................................... $14,501,747 $7,014,130 $5,083,033
Shares outstanding ...................................... 946,172 449,222 385,746
Net asset value and maximum offering price per share
a
........... $15.33 $15.61 $13.18
Class R:
Net assets, at value ..................................... $2,620,239 $2,467,992 $579,524
Shares outstanding ...................................... 166,489 156,558 43,381
Net asset value and maximum offering price per share ........... $15.74 $15.76 $13.36
Class R6:
Net assets, at value ..................................... $23,503,660 $22,838,925 $12,017,433
Shares outstanding ...................................... 1,475,049 1,439,551 895,000
Net asset value and maximum offering price per share ........... $15.93 $15.87 $13.43
Advisor Class:
Net assets, at value ..................................... $1,088,691 $719,848 $377,626
Shares outstanding ...................................... 68,325 45,370 28,145
Net asset value and maximum offering price per share ........... $15.93 $15.87 $13.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $146,845 $98,850 $246,231
Non-controlled affiliates (Note 3f) ........................... 1,393,341 734,296 2,271,646
Interest:
Unaffiliated issuers ...................................... 463,263 99 3,982
Total investment income ................................. 2,003,449 833,245 2,521,859
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 129,864 100,935 318,181
Distribution fees: (Note 3c )
    Class A .............................................. 88,838 67,610 216,454
    Class C .............................................. 95,672 66,466 212,648
    Class R .............................................. 8,408 3,688 16,163
Transfer agent fees: (Note 3e )
    Class A .............................................. 55,513 37,984 130,188
    Class C .............................................. 15,054 9,353 32,266
    Class R .............................................. 3,142 1,038 4,908
    Class R6 ............................................. 1,200 1,626 3,808
    Advisor Class .......................................... 2,971 1,002 2,744
Custodian fees (Note 4 ) .................................... 102 785 1,506
Reports to shareholders .................................... 7,756 10,878 17,420
Registration and filing fees .................................. 77,192 77,145 80,882
Professional fees ......................................... 59,384 43,354 43,640
Trustees' fees and expenses ................................ 320 — 1,049
Other .................................................. 4,595 4,291 5,241
Total expenses ....................................... 550,011 426,155 1,087,098
Expense reductions (Note 4 ) ............................. (58) (3) (14)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (332,506) (203,513) (391,305)
Net expenses ....................................... 217,447 222,639 695,779
Net investment income .............................. 1,786,002 610,606 1,826,080
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 668,6 22 446,581 1,270,402
Non-controlled affiliates (Note 3f) .......................... (21,250) (291,737) (870,745)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates Note 3f) .......................... 211,684 471,258 1,755,677
Net realized gain (loss) ................................ 859,056 626,102 2,155,334
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 73,621 114,331 385,537
Non-controlled affiliates (Note 3f) .......................... 1,706,092 2,220,053 8,089,500
Net change in unrealized appreciation (depreciation) .......... 1,779,713 2,334,384 8,475,037
Net realized and unrealized gain (loss) .......................... 2,638,769 2,960,486 10,630,371
Net increase (decrease) in net assets resulting from operations ........ $4,424,771 $3,571,092 $12,456,451

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $96,914 $154,359 $44,982
Non-controlled affiliates (Note 3f) ........................... 1,070,622 2,131,143 815,897
Interest:
Unaffiliated issuers ...................................... 2,239 4,248 1,636
Total investment income ................................. 1,169,775 2,289,750 862,515
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 154,459 317,625 125,301
Distribution fees: (Note 3c )
    Class A .............................................. 71,158 181,836 51,056
    Class C .............................................. 94,495 199,932 57,422
    Class R .............................................. 5,703 22,618 8,100
Transfer agent fees: (Note 3e )
    Class A .............................................. 64,628 138,907 67,403
    Class C .............................................. 21,452 38,331 18,952
    Class R .............................................. 2,587 8,842 5,346
    Class R6 ............................................. 5,356 7,331 5,476
    Advisor Class .......................................... 2,745 4,865 1,289
Custodian fees (Note 4 ) .................................... 633 1,562 667
Reports to shareholders .................................... 14,368 17,770 13,403
Registration and filing fees .................................. 73,822 79,054 77,365
Professional fees ......................................... 45,618 45,546 44,524
Trustees' fees and expenses ................................ 499 1,044 109
Other .................................................. 4,363 5,137 4,151
Total expenses ....................................... 561,886 1,070,400 480,564
Expense reductions (Note 4 ) ............................. (6) (13) (44)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (280,810) (445,384) (284,551)
Net expenses ....................................... 281,070 625,003 195,969
Net investment income .............................. 888,705 1,664,747 666,546
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 587,000 1,119,384 430,380
Non-controlled affiliates (Note 3f) .......................... (922,832) (98,466) (33,925)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) .......................... 951,052 2,061,471 936,405
Net realized gain (loss) ................................ 615,220 3,082,389 1,332,860
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 243,948 463,213 174,908
Non-controlled affiliates (Note 3f) .......................... 5,256,428 11,428,996 5,721,870
Net change in unrealized appreciation (depreciation) .......... 5,500,376 11,892,209 5,896,778
Net realized and unrealized gain (loss) .......................... 6,115,596 14,974,598 7,229,638
Net increase (decrease) in net assets resulting from operations ........ $7,004,301 $16,639,345 $7,896,184

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $89,124 $39,351 $20,983
Non-controlled affiliates (Note 3f) ........................... 1,349,930 693,588 372,173
Interest:
Unaffiliated issuers ...................................... 2,482 1,345 767
Total investment income ................................. 1,441,536 734,284 393,923
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 219,934 110,997 58,027
Distribution fees: (Note 3c )
    Class A .............................................. 126,981 42,534 23,651
    Class C .............................................. 125,964 57,917 40,038
    Class R .............................................. 16,351 11,585 3,000
Transfer agent fees: (Note 3e )
    Class A .............................................. 139,683 79,569 89,469
    Class C .............................................. 35,005 27,095 37,869
    Class R .............................................. 9,192 10,860 5,679
    Class R6 ............................................. 5,269 5,211 3,065
    Advisor Class .......................................... 2,215 2,916 1,558
Custodian fees (Note 4 ) .................................... 1,415 912 272
Reports to shareholders .................................... 17,371 15,133 15,210
Registration and filing fees .................................. 77,950 73,496 72,922
Professional fees ......................................... 42,437 44,715 44,044
Trustees' fees and expenses ................................ 720 — —
Other .................................................. 4,685 3,812 4,038
Total expenses ....................................... 825,172 486,752 398,842
Expense reductions (Note 4 ) ............................. (70) (7) (247)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (410,049) (306,657) (295,428)
Net expenses ....................................... 415,053 180,088 103,167
Net investment income .............................. 1,026,483 554,196 290,756
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 771,557 402,395 192,103
Non-controlled affiliates (Note 3f) .......................... 109,355 (83,730) (143,083)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) .......................... 1,667,925 873,569 483,318
Net realized gain (loss) ................................ 2,548,837 1,192,234 532,338
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 356,190 195,531 130,971
Non-controlled affiliates (Note 3f) .......................... 9,772,276 5,576,109 3,400,966
Net change in unrealized appreciation (depreciation) .......... 10,128,466 5,771,640 3,531,937
Net realized and unrealized gain (loss) .......................... 12,677,303 6,963,874 4,064,275
Net increase (decrease) in net assets resulting from operations ........ $13,703,786 $7,518,070 $4,355,031

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
)
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,786,002 $1,929,623 $610,606 $1,044,833
Net realized gain (loss) ............ 859,056 (24,498) 626,102 596,220
Net change in unrealized appreciation
(depreciation) ................. 1,779,713 3,763,488 2,334,384 3,716,713
Net increase (decrease) in net
assets resulting from operations . 4,424,771 5,668,613 3,571,092 5,357,766
Distributions to shareholders:
Class A ........................ (1,431,728) (1,276,767) (579,093) (681,367)
Class C ........................ (310,829) (354,915) (91,739) (117,703)
Class R ........................ (75,140) (92,451) (13,764) (15,536)
Class R6 ....................... (126,010) (92,676) (118,084) (233,070)
Advisor Class ................... (81,732) (72,973) (15,234) (19,078)
Total distributions to shareholders ..... (2,025,439) (1,889,782) (817,914) (1,066,754)
Capital share transactions: (Note 2 )
Class A ........................ 4,280,624 466,914 1,395,022 251,395
Class C ........................ (1,558,006) (2,093,619) (177,758) (203,456)
Class R ........................ (316,845) (742,153) (10,195) (98,631)
Class R6 ....................... 1,865,913 87,827 (2, 898,275) (1,970,403)
Advisor Class ................... 63,117 347,505 (100,804) 39,851
Total capital share transactions ....... 4,334,803 (1,933,526) (1,792,010) (1,981,244)
Net increase (decrease) in net
assets ..................... 6,734,135 1,845,305 961,168 2,309,768
Net assets:
Beginning of year .................. 51,184,783 49,339,478 42,747,484 40,437,716
End of year ...................... $57,918,918 $51,184,783 $43,708,652 $42,747,484

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,826,080 $2,574,620 $888,705 $1,083,899
Net realized gain (loss) ............ 2,155,334 6,068,390 615,220 1,145,047
Net change in unrealized appreciation
(depreciation) ................. 8,475,037 10,546,320 5,500,376 7,128,879
Net increase (decrease) in net
assets resulting from operations . 12,456,451 19,189,330 7,004,301 9,357,825
Distributions to shareholders:
Class A ........................ (3,138,792) (3,045,510) (807,598) (731,665)
Class C ........................ (618,884) (688,301) (200,244) (177,159)
Class R ........................ (111,129) (142,497) (29,298) (26,329)
Class R6 ....................... (559,279) (562,509) (664,249) (639,478)
Advisor Class ................... (73,032) (59,263) (37,401) (28,917)
Total distributions to shareholders ..... (4,501,116) (4,498,080) (1,738,790) (1,603,548)
Capital share transactions: (Note 2 )
Class A ........................ 5,186,019 486,785 4,231,485 1,275,501
Class C ........................ (2,618,700) (1,149,678) 918,822 524,197
Class R ........................ (967,437) (1,103,245) 25,856 107,214
Class R6 ....................... 591,525 (1,254,003) 23,761 868,076
Advisor Class ................... 1,186,713 (102,196) 425,860 86,613
Total capital share transactions ....... 3,378,120 (3,122,337) 5,625,784 2,861,601
Net increase (decrease) in net
assets ..................... 11,333,455 11,568,913 10,891,295 10,615,878
Net assets:
Beginning of year .................. 129,713,524 118,144,611 60,513,281 49,897,403
End of year ...................... $141,046,979 $129,713,524 $71,404,576 $60,513,281

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,664,747 $2,106,342 $666,546 $782,052
Net realized gain (loss) ............ 3,082,389 5,195,025 1,332,860 1,213,339
Net change in unrealized appreciation
(depreciation) ................. 11,892,209 14,574,839 5,896,778 6,654,502
Net increase (decrease) in net
assets resulting from operations . 16,639,345 21,876,206 7,896,184 8,649,893
Distributions to shareholders:
Class A ........................ (2,987,236) (2,650,612) (703,811) (454,576)
Class C ........................ (693,308) (642,691) (157,724) (94,774)
Class R ........................ (172,276) (176,421) (48,153) (34,053)
Class R6 ....................... (1,170,436) (1,090,008) (802,620) (606,642)
Advisor Class ................... (117,157) (83,743) (14,462) (2,459)
Total distributions to shareholders ..... (5,140,413) (4,643,475) (1,726,770) (1,192,504)
Capital share transactions: (Note 2 )
Class A ........................ 4,709,793 2,644,878 2,863,001 455,027
Class C ........................ (1,419,278) (109,181) 516,299 524,059
Class R ........................ (856,195) (515,294) (199,753) 13,556
Class R6 ....................... (745,308) 2,641,808 634,184 563,689
Advisor Class ................... 1,045,342 138,806 311,307 (30,122)
Total capital share transactions ....... 2,734,354 4,801,017 4,125,038 1,526,209
Net increase (decrease) in net
assets ..................... 14,233,286 22,033,748 10,294,452 8,983,598
Net assets:
Beginning of year .................. 129,163,265 107,129,517 48,876,777 39,893,179
End of year ...................... $143,396,551 $129,163,265 $59,171,229 $48,876,777

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,026,483 $1,276,187 $554,196 $640,922
Net realized gain (loss) ............ 2,548,837 3,555,665 1,192,234 1,006,816
Net change in unrealized appreciation
(depreciation) ................. 10,128,466 11,840,160 5,771,640 6,233,822
Net increase (decrease) in net
assets resulting from operations . 13,703,786 16,672,012 7,518,070 7,881,560
Distributions to shareholders:
Class A ........................ (2,266,459) (1,557,379) (560,602) (420,909)
Class C ........................ (508,543) (310,595) (158,983) (75,423)
Class R ........................ (129,183) (149,104) (68,720) (42,749)
Class R6 ....................... (959,318) (616,228) (660,907) (399,544)
Advisor Class ................... (39,718) (25,065) (21,331) (13,716)
Total distributions to shareholders ..... (3,903,221) (2,658,371) (1,470,543) (952,341)
Capital share transactions: (Note 2 )
Class A ........................ 2,576,701 (1,767,654) 1,755,282 (3,200,320)
Class C ........................ (150,475) (516,518) 571,449 654,068
Class R ........................ (2,355,016) (1,190,716) (202,010) 184,278
Class R6 ....................... 1,037,663 4,646,121 2,628,556 3,204,608
Advisor Class ................... 183,396 56,659 21,276 51,345
Total capital share transactions ....... 1,292,269 1,227,892 4,774,553 893,979
Net increase (decrease) in net
assets ..................... 11,092,834 15,241,533 10,822,080 7,823,198
Net assets:
Beginning of year .................. 90,422,824 75,181,291 42,928,313 35,105,115
End of year ...................... $101,515,658 $90,422,824 $53,750,393 $42,928,313

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Franklin LifeSmart™ 2055 Retirement Target
Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $290,756 $257,646
Net realized gain (loss) ................................................. 532,338 336,271
Net change in unrealized appreciation (depreciation) ........................... 3,531,937 2,557,528
Net increase (decrease) in net assets resulting from operations ................ 4,355,031 3,151,445
Distributions to shareholders:
Class A ............................................................. (243,069) (134,928)
Class C ............................................................. (80,496) (39,940)
Class R ............................................................. (12,920) (8,843)
Class R6 ............................................................ (258,075) (136,446)
Advisor Class ........................................................ (5,555) (2,359)
Total distributions to shareholders .......................................... (600,115) (322,516)
Capital share transactions: (Note 2 )
Class A ............................................................. 2,616,597 883,611
Class C ............................................................. 917,117 707,288
Class R ............................................................. (51,701) 30,079
Class R6 ............................................................ 3,228,549 2,775,929
Advisor Class ........................................................ 215,067 73,474
Total capital share transactions ............................................ 6,925,629 4,470,381
Net increase (decrease) in net assets ................................... 10,680,545 7,299,310
Net assets:
Beginning of year ....................................................... 19,784,757 12,485,447
End of year ........................................................... $30,465,302 $19,784,757

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, nine of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). The Funds offer five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C automatically convert to Class A shares after they have been held for 10 years. Each class of shares
may differ by its initial sales load, contingent deferred sale charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase

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agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on December 31, 2020.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2020, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

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Notes to Financial Statements

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Annual Report
impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 999,176 $10,949,641 521,618 $6,272,385
Shares issued in reinvestment of distributions .......... 128,732 1,412,523 48,098 575,850
Shares redeemed ............................... (737,552) (8,081,540) (460,593) (5,453,213)
Net increase (decrease) .......................... 390,356 $4,280,624 109,123 $1,395,022
Year ended December 31, 2019
Shares sold
a
................................... 559,233 $6,108,032 607,030 $7,094,411
Shares issued in reinvestment of distributions .......... 114,983 1,257,350 57,341 677,198
Shares redeemed ............................... (631,790) (6,898,468) (636,674) (7,520,214)
Net increase (decrease) .......................... 42,426 $466,914 27,697 $251,395
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 95,645 $1,037,510 137,168 $1,602,207
Shares issued in reinvestment of distributions .......... 27,449 297,040 7,712 91,371
Shares redeemed
a
.............................. (267,615) (2,892,556) (156,863) (1,871,336)
Net increase (decrease) .......................... (144,521) $(1,558,006) (11,983) $(177,758)
Year ended December 31, 2019
Shares sold ................................... 205,376 $2,214,834 199,052 $2,321,159
Shares issued in reinvestment of distributions .......... 31,448 339,465 10,032 117,703
Shares redeemed
a
.............................. (430,570) (4,647,918) (228,092) (2,642,318)
Net increase (decrease) .......................... (193,746) $(2,093,619) (19,008) $(203,456)
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 54,509 $611,878 30,130 $367,112
Shares issued in reinvestment of distributions .......... 5,534 60,616 1,155 13,764
Shares redeemed ............................... (88,384) (989,339) (32,037) (391,071)
Net increase (decrease) .......................... (28,341) $(316,845) (752) $(10,195)
Year ended December 31, 2019
Shares sold ................................... 26,806 $291,111 19,468 $227,258
Shares issued in reinvestment of distributions .......... 6,150 66,979 1,315 15,536
Shares redeemed ............................... (101,605) (1,100,243) (29,264) (341,425)
Net increase (decrease) .......................... (68,649) $(742,153) (8,481) $(98,631)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 217,344 $2,400,375 170,728 $2,049,625
Shares issued in reinvestment of distributions .......... — — 1 8
Shares redeemed ............................... (49,147) (534,462) (407,102) (4,947,908)
Net increase (decrease) .......................... 168,197 $1,865,913 (236,373) $(2,898,275)
Year ended December 31, 2019
Shares sold ................................... 130,363 $1,418,631 151,042 $1,772,745
Shares issued in reinvestment of distributions .......... 197 2,137 50 576
Shares redeemed ............................... (121,096) (1,332,941) (318,860) (3,743,724)
Net increase (decrease) .......................... 9,464 $87,827 (167,768) $(1,970,403)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 47,082 $522,691 30,068 $362,458
Shares issued in reinvestment of distributions .......... 7,099 78,129 1,273 15,234
Shares redeemed ............................... (48,424) (537,703) (39,825) (478,496)
Net increase (decrease) .......................... 5,757 $63,117 (8,484) $(100,804)
Year ended December 31, 2019
Shares sold ................................... 41,829 $456,585 7,814 $93,111
Shares issued in reinvestment of distributions .......... 6,437 70,687 1,609 19,078
Shares redeemed ............................... (16,343) (179,767) (6,090) (72,338)
Net increase (decrease) .......................... 31,923 $347,505 3,333 $39,851
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 1,391,393 $17,778,097 645,574 $8,463,985
Shares issued in reinvestment of distributions .......... 247,921 3,124,391 62,213 807,054
Shares redeemed ............................... (1,245,619) (15,716,469) (396,048) (5,039,554)
Net increase (decrease) .......................... 393,695 $5,186,019 311,739 $4,231,485
Year ended December 31, 2019
Shares sold
a
................................... 1,094,603 $13,746,669 602,484 $7,611,523
Shares issued in reinvestment of distributions .......... 238,365 3,036,346 57,127 731,551
Shares redeemed ............................... (1,299,276) (16,296,230) (560,958) (7,067,573)
Net increase (decrease) .......................... 33,692 $486,785 98,653 $1,275,501
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 292,316 $3,644,257 176,304 $2,254,235
Shares issued in reinvestment of distributions .......... 49,297 609,582 15,634 200,178
Shares redeemed
a
.............................. (558,064) (6,872,539) (119,569) (1,535,591)
Net increase (decrease) .......................... (216,451) $(2,618,700) 72,369 $918,822
Year ended December 31, 2019
Shares sold ................................... 357,759 $4,413,141 240,212 $2,967,689
Shares issued in reinvestment of distributions .......... 52,237 655,098 13,930 176,408
Shares redeemed
a
.............................. (504,442) (6,217,917) (213,721) (2,619,900)
Net increase (decrease) .......................... (94,446) $(1,149,678) 40,421 $524,197
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 69,441 $872,096 21,792 $281,999
Shares issued in reinvestment of distributions .......... 8,860 110,702 2,275 29,298
Shares redeemed ............................... (155,589) (1,950,235) (21,390) (285,441)
Net increase (decrease) .......................... (77,288) $(967,437) 2,677 $25,856
Year ended December 31, 2019
Shares sold ................................... 54,755 $683,429 25,408 $320,374
Shares issued in reinvestment of distributions .......... 10,128 128,541 2,060 26,329
Shares redeemed ............................... (153,741) (1,915,215) (18,780) (239,489)
Net increase (decrease) .......................... (88,858) $(1,103,245) 8,688 $107,214
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 466,207 $6,033,871 554,467 $7,153,865
Shares issued in reinvestment of distributions .......... 1,044 13,267 14 189
Shares redeemed ............................... (435,342) (5,455,613) (568,388) (7,130,293)
Net increase (decrease) .......................... 31,909 $591,525 (13,907) $23,761
Year ended December 31, 2019
Shares sold ................................... 285,703 $3,601,451 415,710 $5,242,377
Shares issued in reinvestment of distributions .......... 875 11,183 26 330
Shares redeemed ............................... (387,125) (4,866,637) (355,006) (4,374,631)
Net increase (decrease) .......................... (100,547) $(1,254,003) 60,730 $868,076
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 98,827 $1,296,987 36,337 $479,768
Shares issued in reinvestment of distributions .......... 5,188 66,372 2,858 37,315
Shares redeemed ............................... (14,119) (176,646) (6,949) (91,223)
Net increase (decrease) .......................... 89,896 $1,186,713 32,246 $425,860
Year ended December 31, 2019
Shares sold ................................... 19,706 $242,320 11,684 $148,467
Shares issued in reinvestment of distributions .......... 4,141 52,819 2,251 28,917
Shares redeemed ............................... (31,572) (397,335) (7,240) (90,771)
Net increase (decrease) .......................... (7,725) $(102,196) 6,695 $86,613
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 984,096 $13,596,049 497,483 $6,570,044
Shares issued in reinvestment of distributions .......... 218,158 2,973,830 52,134 704,076
Shares redeemed ............................... (863,437) (11,860,086) (332,166) (4,411,119)
Net increase (decrease) .......................... 338,817 $4,709,793 217,451 $2,863,001
Year ended December 31, 2019
Shares sold
a
................................... 952,514 $12,623,647 424,447 $5,488,272
Shares issued in reinvestment of distributions .......... 193,791 2,637,056 34,671 454,570
Shares redeemed ............................... (945,824) (12,615,825) (425,571) (5,487,815)
Net increase (decrease) .......................... 200,481 $2,644,878 33,547 $455,027
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 268,130 $3,553,214 123,874 $1,590,076
Shares issued in reinvestment of distributions .......... 51,755 685,266 11,857 157,724
Shares redeemed
a
.............................. (430,290) (5,657,758) (95,131) (1,231,501)
Net increase (decrease) .......................... (110,405) $(1,419,278) 40,600 $516,299
Year ended December 31, 2019
Shares sold ................................... 252,589 $3,280,827 98,079 $1,245,027
Shares issued in reinvestment of distributions .......... 45,597 607,021 7,362 94,765
Shares redeemed
a
.............................. (307,638) (3,997,029) (64,241) (815,733)
Net increase (decrease) .......................... (9,452) $(109,181) 41,200 $524,059
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 93,384 $1,230,778 21,891 $290,820
Shares issued in reinvestment of distributions .......... 12,258 165,884 3,609 48,153
Shares redeemed ............................... (163,649) (2,252,857) (35,947) (538,726)
Net increase (decrease) .......................... (58,007) $(856,195) (10,447) $(199,753)
Year ended December 31, 2019
Shares sold ................................... 75,334 $997,069 29,039 $379,133
Shares issued in reinvestment of distributions .......... 11,988 162,960 2,605 34,053
Shares redeemed ............................... (127,008) (1,675,323) (30,192) (399,630)
Net increase (decrease) .......................... (39,686) $(515,294) 1,452 $13,556
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 430,880 $5,884,018 378,906 $5,090,496
Shares issued in reinvestment of distributions .......... 152 2,104 582 7,964
Shares redeemed ............................... (496,277) (6,631,430) (333,835) (4,464,276)
Net increase (decrease) .......................... (65,245) $(745,308) 45,653 $634,184
Year ended December 31, 2019
Shares sold ................................... 419,754 $5,648,454 434,017 $5,617,339
Shares issued in reinvestment of distributions .......... 707 9,518 570 7,487
Shares redeemed ............................... (223,416) (3,016,164) (389,390) (5,061,137)
Net increase (decrease) .......................... 197,045 $2,641,808 45,197 $563,689
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 75,674 $1,103,938 23,274 $324,325
Shares issued in reinvestment of distributions .......... 8,190 113,188 1,061 14,462
Shares redeemed ............................... (12,035) (171,784) (1,967) (27,480)
Net increase (decrease) .......................... 71,829 $1,045,342 22,368 $311,307
Year ended December 31, 2019
Shares sold ................................... 24,716 $329,525 7,315 $96,559
Shares issued in reinvestment of distributions .......... 5,834 80,057 185 2,459
Shares redeemed ............................... (20,087) (270,776) (11,116) (129,140)
Net increase (decrease) .......................... 10,463 $138,806 (3,616) $(30,122)
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 595,211 $8,286,188 305,277 $4,167,208
Shares issued in reinvestment of distributions .......... 162,012 2,250,820 40,845 560,509
Shares redeemed ............................... (576,915) (7,960,307) (226,302) (2,972,435)
Net increase (decrease) .......................... 180,308 $2,576,701 119,820 $1,755,282
Year ended December 31, 2019
Shares sold
a
................................... 593,185 $7,926,250 546,568 $7,111,903
Shares issued in reinvestment of distributions .......... 112,785 1,550,074 31,696 420,832
Shares redeemed ............................... (839,331) (11,243,978) (820,620) (10,733,055)
Net increase (decrease) .......................... (133,361) $(1,767,654) (242,356) $(3,200,320)
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 150,974 $2,042,530 110,367 $1,505,401
Shares issued in reinvestment of distributions .......... 37,615 503,738 11,812 158,976
Shares redeemed
a
.............................. (202,957) (2,696,743) (79,660) (1,092,928)
Net increase (decrease) .......................... (14,368) $(150,475) 42,519 $571,449
Year ended December 31, 2019
Shares sold ................................... 161,488 $2,102,339 120,250 $1,566,273
Shares issued in reinvestment of distributions .......... 21,997 295,130 5,701 75,396
Shares redeemed
a
.............................. (224,331) (2,913,987) (76,625) (987,601)
Net increase (decrease) .......................... (40,846) $(516,518) 49,326 $654,068
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 38,249 $525,037 32,563 $444,531
Shares issued in reinvestment of distributions .......... 9,145 123,980 5,064 68,720
Shares redeemed ............................... (221,575) (3,004,033) (49,817) (715,261)
Net increase (decrease) .......................... (174,181) $(2,355,016) (12,190) $(202,010)
Year ended December 31, 2019
Shares sold ................................... 58,943 $786,075 59,561 $784,449
Shares issued in reinvestment of distributions .......... 9,740 133,313 3,210 42,748
Shares redeemed ............................... (157,555) (2,110,104) (48,603) (642,919)
Net increase (decrease) .......................... (88,872) $(1,190,716) 14,168 $184,278
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 389,524 $5,397,365 405,186 $5,532,677
Shares issued in reinvestment of distributions .......... 18 285 13 199
Shares redeemed ............................... (307,199) (4,359,987) (211,312) (2,904,320)
Net increase (decrease) .......................... 82,343 $1,037,663 193,887 $2,628,556
Year ended December 31, 2019
Shares sold ................................... 529,427 $7,107,373 462,889 $6,054,148
Shares issued in reinvestment of distributions .......... 24 337 1 16
Shares redeemed ............................... (182,629) (2,461,589) (216,990) (2,849,556)
Net increase (decrease) .......................... 346,822 $4,646,121 245,900 $3,204,608
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 19,633 $296,010 6,539 $88,953
Shares issued in reinvestment of distributions .......... 2,819 39,717 1,546 21,331
Shares redeemed ............................... (11,049) (152,331) (6,491) (89,008)
Net increase (decrease) .......................... 11,403 $183,396 1,594 $21,276
Year ended December 31, 2019
Shares sold ................................... 10,884 $146,062 9,846 $126,331
Shares issued in reinvestment of distributions .......... 1,807 25,066 1,023 13,716
Shares redeemed ............................... (8,476) (114,469) (6,702) (88,702)
Net increase (decrease) .......................... 4,215 $56,659 4,167 $51,345
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 366,475 $4,201,261
Shares issued in reinvestment of distributions .......... 21,021 243,053
Shares redeemed ............................... (158,030) (1,827,717)
Net increase (decrease) .......................... 229,466 $2,616,597
Year ended December 31, 2019
Shares sold
a
................................... 309,652 $3,402,692
Shares issued in reinvestment of distributions .......... 12,013 134,886
Shares redeemed ............................... (243,462) (2,653,967)
Net increase (decrease) .......................... 78,203 $883,611
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 118,761 $1,355,736
Shares issued in reinvestment of distributions .......... 7,215 80,424
Shares redeemed
a
.............................. (45,018) (519,043)
Net increase (decrease) .......................... 80,958 $917,117
Year ended December 31, 2019
Shares sold ................................... 125,134 $1,361,318
Shares issued in reinvestment of distributions .......... 3,622 39,940
Shares redeemed
a
.............................. (63,795) (693,970)
Net increase (decrease) .......................... 64,961 $707,288
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 25,592 $295,783
Shares issued in reinvestment of distributions .......... 1,149 12,920
Shares redeemed ............................... (28,943) (360,404)
Net increase (decrease) .......................... (2,202) $(51,701)
Year ended December 31, 2019
Shares sold ................................... 23,437 $257,833
Shares issued in reinvestment of distributions .......... 793 8,843
Shares redeemed ............................... (21,798) (236,597)
Net increase (decrease) .......................... 2,432 $30,079
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 404,086 $4,666,387
Shares issued in reinvestment of distributions .......... 14 171
Shares redeemed ............................... (123,550) (1,438,009)
Net increase (decrease) .......................... 280,550 $3,228,549
Year ended December 31, 2019
Shares sold ................................... 350,574 $3,859,523
Shares issued in reinvestment of distributions .......... 8 90
Shares redeemed ............................... (97,304) (1,083,684)
Net increase (decrease) .......................... 253,278 $2,775,929
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 19,447 $244,925
Shares issued in reinvestment of distributions .......... 463 5,555
Shares redeemed ............................... (3,037) (35,413)
Net increase (decrease) .......................... 16,873 $215,067
Year ended December 31, 2019
Shares sold ................................... 8,142 $90,279
Shares issued in reinvestment of distributions .......... 209 2,359
Shares redeemed ............................... (1,751) (19,164)
Net increase (decrease) .......................... 6,600 $73,474
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $10,155 $5,901 $19,988
CDSC retained ............................................ $301 $1,028 $794
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $14,435 $24,858 $13,758
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
CDSC retained ............................................ $417 $7,965 $817
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $21,668 $13,829 $14,550
CDSC retained ............................................ $1,699 $374 $1,190
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Transfer agent fees ......................................... $54,605 $36,883 $132,060
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Transfer agent fees ......................................... $79,892 $156,283 $81,905
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Transfer agent fees ......................................... $149,454 $105,369 $117,344
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in
Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2020, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . $ 10,341,156 $ 2,082,912 $ (480,100) $ (10,343) $ 8,541 $ 11,942,166 5,237,792 $ 607,526
Franklin International Growth Fund,
Class R6 ................ — 2,460,953 — — 348,747 2,809,700 129,958 63,814
a
Franklin Liberty High Yield
Corporate ETF ............ — 1,092,064 — — 35,958 1,128,022 42,375 18,218
Franklin Liberty International
Aggregate Bond ETF ........ — 1,077,060 — — 7,964 1,085,024 42,475 1,799
Franklin Liberty Investment Grade
Corporate ETF ............ — 5,239,629 (99,982) (1,559) (746) 5,137,342 189,700 100,962
a
Franklin Liberty U.S. Core Bond
ETF .................... 10,153,406 2,835,772 (1,847,371) (8,385) 396,402 11,529,824 440,911 348,938
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 3,639,477 (734,592) (1,525) (39,150) 2,864,210 114,775 28,991
Franklin LibertyQ U.S. Equity ETF 5,190,696 1,563,672 (3,367,274) (35,720) 169,251 3,520,625 92,917 75,560
Franklin U.S. Core Equity (IU) Fund — 2,558,849 — — 581,285 3,140,134 250,409 58,848
a
Franklin U.S. Government
Securities Fund, Class R6 ..... 10,217,615 1,132,281 (7,539,339) 163,548 (29,618) 3,944,487 645,579 204,750
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 870,194 17,652,932 (17,224,758) — — 1,298,368 1,298,368 1,845
Templeton Developing Markets
Trust, Class R6 ............ — 537,022 — — 79,483 616,505 24,435 15,124
a
Templeton Foreign Fund, Class R6 — 1,084,215 — — 189,290 1,273,505 181,929 21,725
Templeton Global Total Return
Fund, Class R6 ............ 1,821,838 238,464 (1,891,721) (127,266) (41,315) —
b
56,925
Total Non-Controlled Affiliates $38,594,905 $43,195,302 $(33,185,137) $ (21,250) $ 1,706, 0 92 $50,289,912 $ 1,605,025
Total Affiliated Securities .... $38,594,905 $43,195,302 $(33,185,137) $(21,250) $1,706,092 $50,289,912 $1,605,025
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,235,597 422,911 (610,102) (109,602) 70,523 1,009,327 86,786 31,692
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Franklin FTSE China ETF ..... $ — $ 196,401 $ (3,938) $ (22) $ 799 $ 193,240 6,075 $ 1,512
Franklin FTSE Europe ETF .... 481,694 428,549 (237,196) (57,079) 59,694 675,662 25,922 11,975
Franklin FTSE Japan ETF ..... 233,206 192,505 (110,384) (16,515) 50,924 349,736 11,744 4,802
Franklin Growth Fund, Class R6 . 4,136,520 1,695,527 (1,975,340) 236,679 484,418 4,577,804 33,735 344,817
a
Franklin International Core Equity
(IU) Fund ................ 2,199,303 665,409 (816,980) (77,407) 137,124 2,107,449 177,994 46,029
Franklin International Growth Fund,
Class R6 ................ 948,429 203,786 (580,750) 25,116 106,090 702,671 32,501 15,959
a
Franklin Liberty High Yield
Corporate ETF ............ 555,914 182,717 (193,833) (1,711) 25,356 568,443 21,354 30,656
Franklin Liberty International
Aggregate Bond ETF ........ — 1,759,436 (288,085) 8 10,251 1,481,610 58,000 6,921
Franklin Liberty Investment Grade
Corporate ETF ............ — 1,568,076 (38,649) 63 2,640 1,532,130 56,575 30,464
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 1,681,600 (224,927) (25) 1,146 1,457,794 15,225 11,718
Franklin Liberty Systematic Style
Premia ETF .............. — 243,842 (4,804) (949) (50,835) 187,254 9,525 15,053
a
Franklin Liberty U.S. Core Bond
ETF .................... 9,127,756 3,402,177 (3,737,347) 8,931 333,175 9,134,692 349,319 289,906
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 2,151,193 (246,050) 1,109 (27,764) 1,878,488 75,275 16,739
Franklin LibertyQ Emerging
Markets ETF .............. 814,265 — (710,047) (31,745) (72,473) —
b
— —
Franklin LibertyQ U.S. Equity ETF 3,843,792 1,770,953 (2,337,607) (32,113) 104,906 3,349,931 88,412 64,396
Franklin Low Duration Total Return
Fund, Class R6 ............ 3,679,911 200,541 (2,175,097) (34,385) 8,061 1,679,031 173,096 80,469
Franklin Rising Dividends Fund,
Class R6 ................ 2,066,897 694,035 (675,499) 19,044 276,713 2,381,190 29,735 25,983
Franklin U.S. Core Equity (IU) Fund 3,553,150 1,271,927 (1,302,657) 10,458 569,380 4,102,258 327,134 89,674
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 272,558 10,714,738 (10,834,013) — — 153,283 153,283 1,026
Templeton Developing Markets
Trust, Class R6 ............ — 1,174,524 (429,575) (80,269) 147,844 812,524 32,205 21,304
a
Templeton Foreign Fund, Class R6 944,789 440,006 (382,147) (82,515) 50,728 970,861 138,694 16,562
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Templeton Global Total Return
Fund, Class R6 ............ $ 1,624,246 $ 128,196 $ (1,184,983) $ (68,808) $ (68,647) $ 430,004 43,087 $ 47,897
Total Non-Controlled Affiliates $35,718,027 $31,189,049 $(29,100,010) (291,737) 2,220,053 $39,735,382 1,205,554
Total Affiliated Securities .... $35,718,027 $31,189,049 $(29,100,010) $(291,737) $2,220,053 $39,735,382 $1,205,554
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,520,225 1,256,583 (1,849,540) (270,652) 291,012 3,947,628 339,435 132,668
Franklin FTSE China ETF ..... — 741,253 — — 3,078 744,331 23,400 5,823
Franklin FTSE Europe ETF .... 1,695,209 1,471,697 (668,490) (177,460) 175,986 2,496,942 95,796 44,977
Franklin FTSE Japan ETF ..... 820,404 751,463 (379,761) (58,514) 190,278 1,323,870 44,455 18,599
Franklin Growth Fund, Class R6 . 15,490,253 5,696,392 (5,502,358) 696,348 1,926,231 18,306,866 134,907 1,378,940
a
Franklin International Core Equity
(IU) Fund ................ 7,730,338 2,234,683 (2,206,991) (288,269) 537,682 8,007,443 676,304 172,524
Franklin International Growth Fund,
Class R6 ................ 3,473,014 664,996 (1,935,131) 100,504 417,667 2,721,050 125,858 61,800
a
Franklin Liberty High Yield
Corporate ETF ............ 1,314,947 572,596 (510,123) (11,051) 74,465 1,440,834 54,126 78,983
Franklin Liberty International
Aggregate Bond ETF ........ — 4,402,533 (761,916) (43) 26,411 3,666,985 143,550 16,911
Franklin Liberty Investment Grade
Corporate ETF ............ — 3,765,220 — — 9,250 3,774,470 139,375 73,778
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 4,180,539 (579,291) 686 3,054 3,604,988 37,650 28,890
Franklin Liberty Systematic Style
Premia ETF .............. — 750,013 — — (163,677) 586,336 29,825 47,178
a
Franklin Liberty U.S. Core Bond
ETF .................... 22,419,105 13,546,242 (12,626,707) 107,859 825,957 24,272,456 928,201 764,302
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 5,638,851 (682,927) 6,256 (67,257) 4,894,923 196,150 40,705
Franklin LibertyQ Emerging
Markets ETF .............. 2,992,786 — (2,609,737) (116,691) (266,358) —
b
— —
Franklin LibertyQ U.S. Equity ETF 14,316,509 6,005,227 (7,913,231) (143,775) 317,440 12,582,170 332,071 241,234
Franklin Low Duration Total Return
Fund, Class R6 ............ 8,795,133 1,319,005 (5,641,893) (159,385) 77,685 4,390,545 452,634 203,444
Franklin Rising Dividends Fund,
Class R6 ................ 7,727,333 2,294,455 (1,979,928) 179,216 887,883 9,108,959 113,748 99,433
Franklin U.S. Core Equity (IU) Fund 12,862,146 4,062,958 (3,271,890) (105,781) 2,242,645 15,790,078 1,259,177 340,052
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 1,981 23,687,047 (22,778,155) — — 910,873 910,873 3,561
Templeton Developing Markets
Trust, Class R6 ............ — 3,852,574 (1,110,892) (217,151) 622,820 3,147,351 124,746 84,150
a
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Templeton Foreign Fund, Class R6 $ 3,424,502 $ 1,503,279 $ (1,044,749) $ (239,575) $ 140,264 $ 3,783,721 540,532 $ 64,548
Templeton Global Total Return
Fund, Class R6 ............ 3,958,203 406,537 (2,661,590) (173,267) (183,016) 1,346,867 134,957 124,823
Total Non-Controlled Affiliates $111,542,088 $88,804,143 $(76,715,300) (870,745) 8,089,500 $130,849,686 4,027,323
Total Affiliated Securities .... $111,542,088 $88,804,143 $(76,715,300) $(870,745) $8,089,500 $130,849,686 $4,027,323
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,399,088 821,024 (812,275) (106,562) 198,507 2,499,782 214,943 81,471
Franklin FTSE China ETF ..... — 500,594 — — 2,370 502,964 15,812 3,683
Franklin FTSE Europe ETF .... 909,126 872,298 (334,583) (91,535) 111,018 1,466,324 56,256 25,759
Franklin FTSE Japan ETF ..... 459,325 415,249 (219,193) (30,681) 106,965 731,665 24,569 10,296
Franklin Growth Fund, Class R6 . 8,511,403 3,332,019 (3,029,281) 114,774 1,416,663 10,345,578 76,239 779,267
a
Franklin International Core Equity
(IU) Fund ................ 4,146,561 1,551,213 (1,173,847) (187,371) 347,537 4,684,093 395,616 97,986
Franklin International Growth Fund,
Class R6 ................ 1,862,871 291,419 (938,240) 40,318 250,410 1,506,778 69,694 34,222
a
Franklin Liberty High Yield
Corporate ETF ............ 454,394 238,307 (197,108) (5,085) 32,868 523,376 19,661 27,816
Franklin Liberty International
Aggregate Bond ETF ........ — 1,757,707 (514,875) (86) 9,802 1,252,548 49,033 6,024
Franklin Liberty Investment Grade
Corporate ETF ............ — 1,427,290 (60,839) (925) 2,599 1,368,125 50,519 26,478
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 1,614,435 (279,689) 410 1,131 1,336,287 13,956 10,639
Franklin Liberty Systematic Style
Premia ETF .............. — 362,971 — — (78,404) 284,567 14,475 22,873
a
Franklin Liberty U.S. Core Bond
ETF .................... 7,599,279 7,195,741 (6,505,541) 47,129 275,528 8,612,136 329,336 272,212
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 2,140,294 (385,992) 2,127 (22,306) 1,734,123 69,490 14,455
Franklin LibertyQ Emerging
Markets ETF .............. 1,627,606 27,027 (1,442,662) (70,531) (141,440) —
b
— —
Franklin LibertyQ U.S. Equity ETF 7,938,636 3,413,590 (4,195,470) (142,777) 277,118 7,291,097 192,428 139,962
Franklin Low Duration Total Return
Fund, Class R6 ............ 3,046,531 933,396 (2,397,748) (55,025) 39,814 1,566,968 161,543 71,523
Franklin Rising Dividends Fund,
Class R6 ................ 4,255,533 1,361,865 (1,005,668) (56,242) 689,422 5,244,910 65,496 56,915
Franklin U.S. Core Equity (IU) Fund 7,042,457 2,738,596 (1,656,928) (104,982) 1,332,977 9,352,120 745,783 199,740
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 687,164 18,041,616 (18,267,523) — — 461,257 461,257 2,155
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Templeton Developing Markets
Trust, Class R6 ............ $ — $ 2,210,886 $ (444,426) $ (80,009) $ 381,516 $ 2,067,967 81,965 $ 54,997
a
Templeton Foreign Fund, Class R6 1,836,950 905,466 (516,483) (142,627) 88,411 2,171,717 310,245 37,048
Templeton Global Total Return
Fund, Class R6 ............ 1,279,699 301,687 (799,038) (53,152) (66,078) 663,118 66,445 46,153
Total Non-Controlled Affiliates $54,056,623 $52,454,690 $(45,177,409) (922,832) 5,256,428 $65,667,500 2,021,674
Total Affiliated Securities .... $54,056,623 $52,454,690 $(45,177,409) $(922,832) $5,256,428 $65,667,500 $2,021,674
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,841,353 1,305,800 (1,359,265) (13,928) 457,856 6,231,816 535,840 208,859
Franklin FTSE China ETF ..... — 1,169,692 — — 4,855 1,174,547 36,925 9,188
Franklin FTSE Europe ETF .... 2,174,909 1,480,465 (449,116) (111,816) 190,607 3,285,049 126,032 61,332
Franklin FTSE Japan ETF ..... 1,052,721 760,638 (265,335) (43,135) 237,003 1,741,892 58,492 25,475
Franklin Growth Fund, Class R6 . 20,506,241 3,631,330 (5,004,308) 726,420 3,133,858 22,993,541 169,444 1,745,372
a
Franklin International Core Equity
(IU) Fund ................ 9,919,205 1,663,931 (1,551,134) (232,992) 757,782 10,556,792 891,621 226,537
Franklin International Growth Fund,
Class R6 ................ 4,457,050 302,430 (2,191,376) 191,127 557,238 3,316,469 153,398 75,324
a
Franklin Liberty High Yield
Corporate ETF ............ 694,303 222,419 (199,532) (6,773) 34,331 744,748 27,977 38,948
Franklin Liberty International
Aggregate Bond ETF ........ — 2,317,801 (292,010) 169 14,447 2,040,407 79,875 9,167
Franklin Liberty Investment Grade
Corporate ETF ............ — 1,947,243 — — 3,295 1,950,538 72,025 38,515
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 2,030,803 (107,806) 204 1,374 1,924,575 20,100 14,832
Franklin Liberty Systematic Style
Premia ETF .............. — 740,229 — — (162,249) 577,980 29,400 46,515
a
Franklin Liberty U.S. Core Bond
ETF .................... 11,589,828 6,474,232 (7,487,636) 47,307 404,770 11,028,501 421,740 366,216
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 2,586,704 (162,778) 1,515 (34,128) 2,391,313 95,825 20,539
Franklin LibertyQ Emerging
Markets ETF .............. 3,892,441 — (3,394,245) (156,530) (341,666) —
b
— —
Franklin LibertyQ U.S. Equity ETF 19,129,698 5,448,976 (8,764,204) (112,050) 555,270 16,257,690 429,076 319,844
Franklin Low Duration Total Return
Fund, Class R6 ............ 4,689,585 483,400 (2,898,235) (74,590) 24,849 2,225,009 229,382 103,094
Franklin Rising Dividends Fund,
Class R6 ................ 10,199,784 1,154,116 (1,192,029) (49,293) 1,568,285 11,680,863 145,865 131,630
Franklin U.S. Core Equity (IU) Fund 17,214,672 3,708,179 (3,150,420) (34,447) 3,065,782 20,803,766 1,658,993 455,771
a
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $ 1,866 $ 20,488,367 $ (20,339,943) $ — $ — $ 150,290 150,290 $ 3,933
Templeton Developing Markets
Trust, Class R6 ............ — 4,640,053 (508,637) (22,788) 1,009,918 5,118,546 202,875 137,482
a
Templeton Foreign Fund, Class R6 4,394,327 1,247,011 (880,105) (173,307) 93,946 4,681,872 668,839 79,870
Templeton Global Total Return
Fund, Class R6 ............ 1,924,420 253,245 (644,770) (33,559) (148,427) 1,350,909 135,362 74,171
Total Non-Controlled Affiliates $117,682,403 $64,057,064 $(60,842,884) (98,466) 11,428,996 $132,227,113 4,192,614
Total Affiliated Securities .... $117,682,403 $64,057,064 $(60,842,884) $(98,466) $11,428,996 $132,227,113 $4,192,614
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,391,108 679,923 (597,866) 10,469 219,606 2,703,240 232,437 90,168
Franklin FTSE China ETF ..... — 509,216 (2,379) 3 2,104 508,944 16,000 3,981
Franklin FTSE Europe ETF .... 893,395 701,392 (172,243) (11,403) 94,828 1,505,969 57,777 28,184
Franklin FTSE Japan ETF ..... 431,998 368,807 (98,708) (12,872) 113,971 803,196 26,971 11,707
Franklin Growth Fund, Class R6 . 8,663,276 1,551,169 (1,426,721) 93,012 1,679,648 10,560,384 77,822 812,514
a
Franklin International Core Equity
(IU) Fund ................ 4,075,168 892,804 (322,088) (28,786) 382,030 4,999,128 422,224 102,918
Franklin International Growth Fund,
Class R6 ................ 1,811,218 172,712 (773,864) 72,213 298,576 1,580,855 73,120 35,904
a
Franklin Liberty High Yield
Corporate ETF ............ 172,928 53,935 (42,347) (2,457) 7,741 189,800 7,130 9,278
Franklin Liberty Investment Grade
Corporate ETF ............ — 498,254 (2,033) 2 721 496,944 18,350 9,862
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 492,876 (4,789) (6) 244 488,325 5,100 3,654
Franklin Liberty Systematic Style
Premia ETF .............. — 307,528 — — (65,228) 242,300 12,325 19,450
a
Franklin Liberty U.S. Core Bond
ETF .................... 3,042,427 1,918,218 (2,174,511) (143) 98,302 2,884,293 110,298 89,568
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 622,621 (4,418) (53) (8,624) 609,526 24,425 5,127
Franklin LibertyQ Emerging
Markets ETF .............. 1,596,720 38,288 (1,425,469) (69,408) (140,131) —
b
— —
Franklin LibertyQ U.S. Equity ETF 8,091,613 2,376,676 (3,268,856) (43,123) 354,359 7,510,669 198,223 142,462
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,215,264 126,096 (756,743) (21,904) 4,330 567,043 58,458 25,165
Franklin Rising Dividends Fund,
Class R6 ................ 4,338,643 492,105 (326,146) 1,239 734,194 5,240,035 65,435 58,066
Franklin U.S. Core Equity (IU) Fund 7,192,094 1,795,234 (640,630) 15,099 1,430,613 9,792,410 780,894 207,556
a
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $ 800,528 $ 10,050,921 $ (10,714,066) $ — $ — $ 137,383 137,383 $ 1,589
Templeton Developing Markets
Trust, Class R6 ............ — 2,041,774 (316,949) (2,871) 452,994 2,174,948 86,205 58,405
a
Templeton Foreign Fund, Class R6 1,826,881 622,400 (324,047) (32,936) 61,592 2,153,890 307,699 36,744
Total Non-Controlled Affiliates $46,543,261 $26,312,949 $(23,394,873) (33,925) 5,721,870 $55,149,282 1,752,302
Total Affiliated Securities .... $46,543,261 $26,312,949 $(23,394,873) $(33,925) $5,721,870 $55,149,282 $1,752,302
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,842,006 896,869 (1,024,387) 26,194 384,576 5,125,258 440,693 172,564
Franklin FTSE China ETF ..... — 964,581 (2,379) 3 3,993 966,198 30,375 7,558
Franklin FTSE Europe ETF .... 1,754,471 1,073,756 (277,568) (38,618) 136,288 2,648,329 101,604 49,975
Franklin FTSE Japan ETF ..... 849,169 564,610 (234,053) (14,300) 176,699 1,342,125 45,068 20,436
Franklin Growth Fund, Class R6 . 17,291,424 1,889,144 (2,914,008) 337,585 2,969,623 19,573,768 144,243 1,478,167
a
Franklin International Core Equity
(IU) Fund ................ 8,000,985 933,064 (737,208) (97,181) 603,253 8,702,913 735,043 184,999
Franklin International Growth Fund,
Class R6 ................ 3,595,852 175,755 (1,622,847) 166,759 482,537 2,798,056 129,420 63,549
a
Franklin Liberty Systematic Style
Premia ETF .............. — 529,609 — — (114,800) 414,809 21,100 33,355
a
Franklin Liberty U.S. Core Bond
ETF .................... 2,945,554 1,391,723 (2,798,579) 8,596 67,364 1,614,658 61,746 62,637
a
Franklin LibertyQ Emerging
Markets ETF .............. 3,264,356 — (2,846,549) (133,903) (283,904) —
b
— —
Franklin LibertyQ U.S. Equity ETF 16,145,786 3,950,154 (6,677,407) (143,232) 540,037 13,815,338 364,617 268,707
Franklin Rising Dividends Fund,
Class R6 ................ 8,659,213 399,232 (624,989) 4,826 1,304,702 9,742,984 121,666 109,262
Franklin U.S. Core Equity (IU) Fund 14,357,868 2,029,526 (1,176,611) 50,522 2,581,166 17,842,471 1,422,845 385,357
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 648,227 12,032,263 (12,622,844) — — 57,646 57,646 2,312
Templeton Developing Markets
Trust, Class R6 ............ — 3,878,251 (653,948) 17,453 848,160 4,089,916 162,105 110,343
a
Templeton Foreign Fund, Class R6 3,544,825 853,580 (372,369) (75,349) 72,582 4,023,269 574,753 68,634
Total Non-Controlled Affiliates $85,899,736 $31,562,117 $(34,585,746) 109,355 9,772,276 $92,757,738 3,017,855
Total Affiliated Securities .... $85,899,736 $31,562,117 $(34,585,746) $109,355 $9,772,276 $92,757,738 $3,017,855
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,269,867 774,733 (529,611) 9,617 225,233 2,749,839 236,444 87,105
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Franklin FTSE China ETF ..... $ — $ 554,974 $ — $ — $ 3,274 $ 558,248 17,550 $ 3,994
Franklin FTSE Europe ETF .... 839,386 671,441 (81,478) (14,675) 112,095 1,526,769 58,575 28,120
Franklin FTSE Japan ETF ..... 406,266 349,469 (85,609) (7,663) 110,001 772,464 25,939 11,362
Franklin Growth Fund, Class R6 . 8,283,790 1,537,803 (1,479,517) 42,084 1,648,765 10,032,925 73,935 775,543
a
Franklin International Core Equity
(IU) Fund ................ 3,829,422 1,113,387 (296,308) (42,186) 403,959 5,008,274 422,996 99,166
Franklin International Growth Fund,
Class R6 ................ 1,721,122 141,250 (704,587) 78,507 288,819 1,525,111 70,542 35,520
a
Franklin Liberty Systematic Style
Premia ETF .............. — 265,410 — — (56,531) 208,879 10,625 16,771
a
Franklin Liberty U.S. Core Bond
ETF .................... 1,143,020 518,376 (1,340,541) 10,052 16,705 347,612 13,293 19,022
a
Franklin LibertyQ Emerging
Markets ETF .............. 1,544,628 25,526 (1,369,006) (67,528) (133,620) —
b
— —
Franklin LibertyQ U.S. Equity ETF 7,704,693 2,715,947 (3,188,352) (71,037) 365,294 7,526,545 198,642 138,259
Franklin Rising Dividends Fund,
Class R6 ................ 4,143,530 454,935 (182,125) (3,098) 708,735 5,121,977 63,961 55,665
Franklin U.S. Core Equity (IU) Fund 6,865,361 1,639,486 (473,019) (12,422) 1,378,324 9,397,730 749,420 198,903
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 508,225 8,557,670 (9,065,895) — — —
b
— 1,310
Templeton Developing Markets
Trust, Class R6 ............ — 1,973,405 (257,176) 2,279 444,776 2,163,284 85,743 58,256
a
Templeton Foreign Fund, Class R6 1,696,698 628,267 (180,244) (7,660) 60,280 2,197,341 313,906 38,161
Total Non-Controlled Affiliates $40,956,008 $21,922,079 $(19,233,468) (83,730) 5,576,109 $49,136,998 1,567,157
Total Affiliated Securities .... $40,956,008 $21,922,079 $(19,233,468) $(83,730) $5,576,109 $49,136,998 $1,567,157
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,036,424 587,211 (246,237) 6,364 148,520 1,532,282 131,753 46,000
Franklin FTSE China ETF ..... — 313,652 (1,586) 2 1,950 314,018 9,872 2,177
Franklin FTSE Europe ETF .... 388,396 408,573 (26,921) (4,152) 71,657 837,553 32,133 15,242
Franklin FTSE Japan ETF ..... 195,314 202,951 (22,613) (3,543) 62,887 434,996 14,607 6,164
Franklin Growth Fund, Class R6 . 3,798,188 1,523,922 (517,390) (2,609) 936,595 5,738,706 42,290 429,185
a
Franklin International Core Equity
(IU) Fund ................ 1,747,933 912,332 (94,621) (9,289) 246,978 2,803,333 236,768 52,344
Franklin International Growth Fund,
Class R6 ................ 780,860 190,957 (311,977) 24,647 179,129 863,616 39,945 19,614
a
Franklin Liberty Systematic Style
Premia ETF .............. — 139,827 — — (28,752) 111,075 5,650 8,892
a
Franklin Liberty U.S. Core Bond
ETF .................... 539,834 335,047 (663,317) 4,256 8,181 224,001 8,566 10,335
a
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund, so that the
operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.05% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund,
so that the expenses (including acquired fund fees and expenses but excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Franklin LibertyQ Emerging
Markets ETF .............. $ 709,395 $ 18,769 $ (634,832) $ (50,002) $ (43,330) $ —
b
— $ —
Franklin LibertyQ U.S. Equity ETF 3,540,393 2,096,943 (1,623,139) (72,047) 295,847 4,237,997 111,850 73,436
Franklin Rising Dividends Fund,
Class R6 ................ 1,898,474 680,831 (121,620) (8,355) 417,989 2,867,319 35,806 29,561
Franklin U.S. Core Equity (IU) Fund 3,161,422 1,533,410 (176,864) (13,047) 787,000 5,291,921 422,003 107,275
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 396,974 7,167,248 (7,341,484) — — 222,738 222,738 767
Templeton Developing Markets
Trust, Class R6 ............ — 1,102,554 (140,766) (5,875) 251,790 1,207,703 47,868 32,343
a
Templeton Foreign Fund, Class R6 779,392 517,836 (53,575) (9,433) 64,525 1,298,745 185,535 22,156
Total Non-Controlled Affiliates $18,972,999 $17,732,063 $(11,976,942) (143,083) 3,400,966 $27,986,003 855,491
Total Affiliated Securities .... $18,972,999 $17,732,063 $(11,976,942) $(143,083) $3,400,966 $27,986,003 $855,491
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
b
As of December 31, 2020, no longer held by the fund.
3. Transactions with Affiliates
(continued)
f. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards as follows:
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ —
Long term ................................................................................ 1,334,004
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Capital loss utilized carryforwards ............................................... $448,603 $201

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $2,025,439 $1,889,782 $817,914 $1,066,754
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $2,029,059 $2,616,420 $1,051,011 $1,013,916
Long term capital gain .................... 2,472,057 1,881,660 687,779 589,632
$4,501,116 $4,498,080 $1,738,790 $1,603,548
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $1,891,407 $2,124,369 $973,437 $675,712
Long term capital gain .................... 3,249,006 2,519,106 753,333 516,792
$5,140,413 $4,643,475 $1,726,770 $1,192,504
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $1,406,789 $1,277,107 $831,990 $517,820
Long term capital gain .................... 2,496,432 1,381,264 638,553 434,521
$3,903,221 $2,658,371 $1,470,543 $952,341
Franklin LifeSmart™ 2055
Retirement Target Fund
2020 2019
Distributions paid from:
Ordinary income ........................ $398,408 $177,815
Long term capital gain .................... 201,707 144,701
$600,115 $322,516
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of return of capital distributions, short term capital gains distributions from Underlying Funds, and wash sales.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
a a a a
Cost of investments ........................................ $54,235,945 $38,033,261 $116,895,907
Unrealized appreciation ...................................... $3,713,625 $5,981,685 $25,790,377
Unrealized depreciation ...................................... (287,953) (543,277) (1,414,641)
Net unrealized appreciation (depreciation) ........................ $3,425,672 $5,438,408 $24,375,736
Distributable earnings:
Undistributed ordinary income ................................. $229,437 $94,801 $45,377
Undistributed long term capital gains ............................ — 420,855 1,870,705
Total distributable earnings ................................... $229,437 $515,656 $1,916,082
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
a a a a
Cost of investments ........................................ $59,507,238 $112,139,950 $46,851,059
Unrealized appreciation ...................................... $12,354,966 $32,161,434 $12,242,660
Unrealized depreciation ...................................... (798,959) (1,415,725) (317,367)
Net unrealized appreciation (depreciation) ........................ $11,556,007 $30,745,709 $11,925,293
Distributable earnings:
Undistributed ordinary income ................................. $28,197 $803,336 $330,873
Undistributed long term capital gains ............................ 678,911 1,724,884 740,896
Total distributable earnings ................................... $707,108 $2,528,220 $1,071,769
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
a a a a
Cost of investments ........................................ $76,081,987 $42,051,604 $24,782,570
Unrealized appreciation ...................................... $25,594,826 $11,711,603 $5,670,801
Unrealized depreciation ...................................... (744,475) (441,430) (225,083)
Net unrealized appreciation (depreciation) ........................ $24,850,351 $11,270,173 $5,445,718
Distributable earnings:
Undistributed ordinary income ................................. $638,490 $328,648 $170,378
Undistributed long term capital gains ............................ 1,365,022 727,066 374,233
Total distributable earnings ................................... $2,003,512 $1,055,714 $544,611
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds, except for Franklin LifeSmart
TM
Retirement Income Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2020, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers, renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Purchases ............................................... $29,574,469 $27,535,821 $86,674,555
Sales ................................................... $26,059,237 $29,084,198 $84,420,997
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Purchases ............................................... $46,868,117 $61,653,107 $22,685,880
Sales ................................................... $40,958,412 $60,190,684 $18,570,450
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Purchases ............................................... $31,919,743 $20,334,081 $14,521,812
Sales ................................................... $32,345,208 $15,492,388 $7,477,264
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2020, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 50,989,756 $ — $ — $ 50,989,756
Index-Linked Notes ...................... — 5,373,493 — 5,373,493
Short Term Investments ................... 1,298,368 — — 1,298,368
Total Investments in Securities ........... $52,288,124 $5,373,493 $— $57,661,617
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 43,157,973 — — 43,157,973
Short Term Investments ................... 153,283 160,413 — 313,696
Total Investments in Securities ........... $43,311,256 $160,413 $— $43,471,669
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 139,581,891 — — 139,581,891
Short Term Investments ................... 910,873 778,879 — 1,689,752
Total Investments in Securities ........... $140,492,764 $778,879 $— $141,271,643
8. Credit Facility
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 70,382,908 $ — $ — $ 70,382,908
Short Term Investments ................... 461,257 219,080 — 680,337
Total Investments in Securities ........... $70,844,165 $219,080 $— $71,063,245
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 141,537,022 — — 141,537,022
Short Term Investments ................... 150,290 1,198,347 — 1,348,637
Total Investments in Securities ........... $141,687,312 $1,198,347 $— $142,885,659
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 58,377,354 — — 58,377,354
Short Term Investments ................... 137,383 261,615 — 398,998
Total Investments in Securities ........... $58,514,737 $261,615 $— $58,776,352
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 99,963,299 — — 99,963,299
Short Term Investments ................... 57,646 911,393 — 969,039
Total Investments in Securities ........... $100,020,945 $911,393 $— $100,932,338
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 53,065,921 — — 53,065,921
Short Term Investments ................... — 255,856 — 255,856
Total Investments in Securities ........... $53,065,921 $255,856 $— $53,321,777
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 30,005,550 — — 30,005,550
Short Term Investments ................... 222,738 — — 222,738
Total Investments in Securities ........... $30,228,288 $— $— $30,228,288
a
For detailed categories, see the accompanying Statement of Investments.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Event
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective January 29, 2021, the Trust began offering shares of the Franklin LifeSmart™ 2060 Retirement Target Fund.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
10. New Accounting Pronouncements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund,
Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™
2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement
Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and
Franklin LifeSmart™ 2055 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025
Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target
Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin
LifeSmart™ 2050 Retirement Target Fund and Franklin LifeSmart™ 2055 Retirement Target Fund (nine of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended December 31, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31,
2020:
Franklin
LifeSmart
TM
2020
Retirement
Target Fund
Franklin
LifeSmart
TM
2025
Retirement
Target Fund
Franklin
LifeSmart
TM
2030
Retirement
Target Fund
Franklin
LifeSmart
TM
2035
Retirement
Target Fund
$102,668 $2,747,207 $814,247 $3,601,231
Franklin
LifeSmart
TM
2040
Retirement
Target Fund
Franklin
LifeSmart
TM
2045
Retirement
Target Fund
Franklin
LifeSmart
TM
2050
Retirement
Target Fund
Franklin
LifeSmart
TM
2055
Retirement
Target Fund
$888,044 $2,773,019 $743,630 $253,059
Franklin
LifeSmart
TM
2035
Retirement
Income Fund
Franklin
LifeSmart
TM
2040
Retirement
Target Fund
Franklin
LifeSmart
TM
2045
Retirement
Target Fund
Franklin
LifeSmart
TM
2050
Retirement
Target Fund
$34,594 $100,137 $224,611 $82,272
Franklin
LifeSmart
TM
2055
Retirement
Target Fund
$2,184
Franklin
LifeSmart
TM
Retirement
Income Fund
Franklin
LifeSmart
TM
2020
Retirement
Target Fund
Franklin
LifeSmart
TM
2025
Retirement
Target Fund
Franklin
LifeSmart
TM
2030
Retirement
Target Fund
9.15% 21.70% 33.10% 37.29%
Franklin
LifeSmart
TM
2035
Retirement
Target Fund
Franklin
LifeSmart
TM
2040
Retirement
Target Fund
Franklin
LifeSmart
TM
2045
Retirement
Target Fund
Franklin
LifeSmart
TM
2050
Retirement
Target Fund
47.22% 41.28% 53.42% 46.77%
Franklin
LifeSmart
TM
2055
Retirement
Target Fund
52.47%

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
During the fiscal year ended December 31, 2020, the Funds, qualified fund of funds under Section 852(g)(2) of Internal
Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December
28, 2020 for Franklin LifeSmart™ Retirement Income Fund and December 29, 2020 for the remaining funds, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.
Franklin
LifeSmart
TM
Retirement
Income Fund
Franklin
LifeSmart
TM
2020
Retirement
Target Fund
Franklin
LifeSmart
TM
2025
Retirement
Target Fund
Franklin
LifeSmart
TM
2030
Retirement
Target Fund
$320,894 $281,529 $1,073,325 $627,140
Franklin
LifeSmart
TM
2035
Retirement
Target Fund
Franklin
LifeSmart
TM
2040
Retirement
Target Fund
Franklin
LifeSmart
TM
2045
Retirement
Target Fund
Franklin
LifeSmart
TM
2050
Retirement
Target Fund
$1,456,385 $647,921 $1,211,669 $634,214
Franklin
LifeSmart
TM
2055
Retirement
Target Fund
$340,977
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin LifeSmart Retirement Income Fund
Class A
...........................................
$0.0019 $0.0269 $0.0063
Class C
...........................................
$0.0019 $0.0215 $0.0051
Class R
...........................................
$0.0019 $0.0251 $0.0059
Class R6
..........................................
$0.0019 $0.0291 $0.0069
Advisor Class
......................................
$0.0019 $0.0287 $0.0068
Franklin LifeSmart 2020 Retirement Target Fund
Class A
..........................................
$0.0046 $0.0711 $0.0275
Class C
..........................................
$0.0046 $0.0464 $0.0179
Class R
..........................................
$0.0046 $0.0627 $0.0242
Class R6
.........................................
$0.0046 $0.0809 $0.0313
Advisor Class
......................................
$0.0046 $0.0792 $0.0306

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin LifeSmart 2025 Retirement Target Fund
Class A
..........................................
$0.0055 $0.0764 $0.0355
Class C
..........................................
$0.0055 $0.0433 $0.0201
Class R
..........................................
$0.0055 $0.0643 $0.0299
Class R6
.........................................
$0.0055 $0.0897 $0.0417
Advisor Class
......................................
$0.0055 $0.0875 $0.0407
Franklin LifeSmart 2030 Retirement Target Fund
Class A
..........................................
$0.0065 $0.0767 $0.0420
Class C
..........................................
$0.0065 $0.0447 $0.0244
Class R
..........................................
$0.0065 $0.0655 $0.0359
Class R6 $0.0065 $0.0898 $0.0491
Advisor Class
......................................
$0.0065 $0.0877 $0.0480
Franklin LifeSmart 2035 Retirement Target Fund
Class A
..........................................
$0.0080 $0.0887 $0.0530
Class C
..........................................
$0.0080 $0.0505 $0.0302
Class R
..........................................
$0.0080 $0.0738 $0.0442
Class R6
.........................................
$0.0080 $0.1052 $0.0629
Advisor Class
......................................
$0.0080 $0.1026 $0.0613
Franklin LifeSmart 2040 Retirement Target Fund
Class A
..........................................
$0.0083 $0.0799 $0.0569
Class C
..........................................
$0.0083 $0.0501 $0.0357
Class R
..........................................
$0.0083 $0.0684 $0.0487
Class R6
.........................................
$0.0083 $0.0921 $0.0655
Advisor Class
......................................
$0.0083 $0.0901 $0.0641
Franklin LifeSmart 2045 Retirement Target Fund
Class A
..........................................
$0.0092 $0.0894 $0.0634
Class C
..........................................
$0.0092 $0.0600 $0.0425
Class R
..........................................
$0.0092 $0.0725 $0.0514
Class R6
.........................................
$0.0092 $0.1053 $0.0747
Advisor Class
......................................
$0.0092 $0.1027 $0.0728
Franklin LifeSmart 2050 Retirement Target Fund
Class A
..........................................
$0.0093 $0.0889 $0.0633
Class C
..........................................
$0.0093 $0.0620 $0.0441
Class R
..........................................
$0.0093 $0.0761 $0.0542
Class R6
.........................................
$0.0093 $0.1030 $0.0733
Advisor Class
......................................
$0.0093 $0.1006 $0.0716
Franklin LifeSmart 2055 Retirement Target Fund
Class A
..........................................
$0.0076 $0.0765 $0.0543
Class C
..........................................
$0.0076 $0.0519 $0.0369
Class R
..........................................
$0.0076 $0.0639 $0.0453
Class R6
.........................................
$0.0076 $0.0895 $0.0635
Advisor Class
......................................
$0.0076 $0.0867 $0.0615

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.

Franklin Fund Allocator Series
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Franklin Fund Allocator Series

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Fund Allocator Series

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Fund Allocator Series

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Annual Report
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Franklin Fund Allocator Series
Shareholder Information

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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2020, reported
first- and second-quarter 2020 data indicated the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending, although
growth slowed in the fourth quarter. The U.S. Federal
Reserve, in its efforts to support U.S. economic activity,
lowered the federal funds rate twice in March 2020 for a total of 1.50%, decreasing the rate from 1.75% to 0.25%. The
Federal Reserve also announced broad quantitative easing
measures to aid credit markets and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
Global stocks sold off in early 2020 amid the worldwide
economic slowdown. Equities began recovering in late
March given optimism about easing lockdowns, vaccines,
and economic stimulus, and continued to rebound by
period-end amid successful vaccine trials and reduced
political uncertainty. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index
(S&P 500
®
), returned +16.26% (the index increasing from
3,230.78 to 3,756.07).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned +14.06% (the index increasing from 2,358.468 to
2,690.044).
2,3
Investment-grade bonds, as measured by the
Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg
Index), posted a +7.51% total return (an index increase
from 2,225.00 to 2,392.02), which includes reinvestment of
income and distributions.
4
We recognize the important role of financial advisors in
today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. As
you know, all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.40% (index total return resulting in an increase from 6,553.57 to 7,759.35) and MSCI World Index +16.50% (index total return resulting in an increase from 9,979.034 to 11,625.199).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information

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Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 10
Franklin Growth Allocation Fund 16
Financial Highlights and Statements of Investments 22
Financial Statements 43
Notes to Financial Statements 48
Report of Independent Registered
Public Accounting Firm 63
Tax Information 64
Board Members and Officers 66
Shareholder Information 71
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about easing lockdown restrictions,
vaccine and treatment development and economic stimulus
measures. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus, declining jobless claims, rising retail
sales and optimism about treatments and potential vaccines
for COVID-19. Following a record annualized decline in
second-quarter gross domestic product (GDP), resilient
consumer spending helped drive third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Franklin Conservative Allocation Fund
This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a +9.30% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Conservative Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +12.48% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +16.25% total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +9.02% total return.
3
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed-
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class and strategy. We
use the following as a general guide in allocating the Fund’s assets among the broad asset classes: 60% fixed income
funds and 40% equity funds. When selecting equity funds,
we consider the fund investments’ foreign and domestic
exposure, market capitalization ranges and investment styles
(growth versus value). When selecting fixed income funds,
we focus primarily on maximizing income appropriate to the
Fund’s risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Conservative Allocation Fund
allocated 53.8% of total net assets to fixed income, 44.8%
to equity and 0.4% to alternative strategies. Domestic fixed income exposure was 89.2% of the total fixed income
weighting, with the balance represented by foreign fixed
income. Franklin Liberty U.S. Core Bond ETF was our
largest fixed income fund weighting at 23.8% of the Fund’s
total net assets. On the equity side, domestic exposure
was 78.3% of the Fund’s total equity weighting, with the
balance represented by foreign equity. The Portfolio was
diversified across capitalization sizes and investment styles, and on December 31, 2020, we held shares in equity funds
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Fixed Income 48.0%
Domestic Equity 35.1%
Foreign Equity 9.7%
Foreign Fixed Income 5.8%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 1.0%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
27
.

Franklin Conservative Allocation Fund
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Annual Report
that invest in large-, mid- and small-capitalization equity
securities and represent both growth and value styles.
Franklin Growth Fund – Class R6 was our largest equity fund
weighting at 10.0% of total net assets.
During the 12-month reporting period, our largest domestic
growth fund holding, Franklin Growth Fund – Class R6,
outperformed the MSCI ACWI-NR, while our largest
domestic value fund holding, Franklin LibertyQ U.S. Equity
ETF, and our largest foreign equity fund holding, Franklin
International Core Equity (IU) Fund, underperformed the
index. On the fixed income side, our largest domestic fixed
income fund holding, Franklin Liberty U.S. Core Bond ETF,
and our largest foreign fixed income holding, Franklin Liberty
International Aggregate Bond ETF, underperformed the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 23.8%
Franklin Growth Fund – Class R6 10.0%
Franklin U.S. Core Equity (IU) Fund 9.0%
Franklin LibertyQ U.S. Equity ETF 7.3%
Franklin Rising Dividends Fund – Class R6 5.3%
Franklin Liberty International Aggregate Bond
ETF 4.8%
Franklin Liberty US Treasury Bond ETF 4.8%
Franklin Low Duration Total Return Fund – Class
R6 4.4%
Franklin Liberty Investment Grade Corporate
ETF 3.9%
Franklin Liberty Short Duration U.S. Government
ETF 3.8%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2020
Franklin Conservative Allocation Fund
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +9.30% +3.29%
5-Year +37.98% +5.45%
10-Year +64.98% +4.54%
Advisor
1-Year +9.58% +9.58%
5-Year +39.80% +6.93%
10-Year +69.26% +5.40%
See page 8 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
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See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1 /11– 12/31/20 )
Advisor Class
(1/1/11 – 12/31/20 )

Franklin Conservative Allocation Fund
Performance Summary
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franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Investors should consult their financial advisor for help se-
lecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war;
and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-
yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2371 $0.1676 $0.4047
C $0.1296 $0.1676 $0.2972
R $0.2002 $0.1676 $0.3678
R6 $0.2832 $0.1676 $0.4508
Advisor $0.2721 $0.1676 $0.4397
Total Annual Operating Expenses
7
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
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franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,096.20 $3.29 $1,022.00 $3.17 0.63%
C $1,000 $1,091.60 $7.21 $1,018.25 $6.95 1.37%
R $1,000 $1,093.60 $4.60 $1,020.75 $4.44 0.87%
R6 $1,000 $1,096.70 $1.60 $1,023.61 $1.54 0.30%
Advisor $1,000 $1,097.70 $1.97 $1,023.26 $1.90 0.37%

10
franklintempleton.com
Annual Report
Franklin Moderate Allocation Fund
This annual report for Franklin Moderate Allocation Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a +12.37% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Moderate Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +13.94% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +16.25% total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +9.02% total return.
3
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed-
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class and strategy. We
use the following as a general guide in allocating the Fund’s assets among the broad asset classes: 60% equity funds
and 40% fixed income funds. When selecting equity funds,
we consider the fund investments’ foreign and domestic
exposure, market capitalization ranges and investment styles
(growth versus value). When selecting fixed income funds,
we focus primarily on maximizing income appropriate to the
Fund’s risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Moderate Allocation Fund allocated
64.8% of total net assets to equity, 33.9% to fixed income
and 0.4% to alternative strategies. Domestic equity exposure was 76.4% of the Fund’s total equity weighting, with the
balance represented by foreign equity. The Portfolio was
diversified across capitalization sizes and investment styles, and on December 31, 2020, we held shares in equity funds
that invest in large-, mid- and small-capitalization equity
securities and represent both growth and value styles.
Franklin Growth Fund – Class R6 was our largest equity fund
weighting at 14.2% of total net assets. On the fixed income
side, domestic exposure was 88.2% of the Fund’s total fixed
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 49.5%
Domestic Fixed Income 29.9%
Foreign Equity 15.3%
Foreign Fixed Income 4.0%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 0.9%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 34 .

Franklin Moderate Allocation Fund
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Annual Report
income weighting, with the balance represented by foreign
fixed income. Franklin Liberty U.S. Core Bond ETF was our
largest fixed income fund weighting at 14.8% of the Fund’s
total net assets.
During the 12-month reporting period, our largest domestic
growth fund holding, Franklin Growth Fund – Class R6,
outperformed the MSCI ACWI-NR, while our largest
domestic value fund holding, Franklin LibertyQ U.S. Equity
ETF, and our largest foreign equity fund holding, Franklin
International Core Equity (IU) Fund, underperformed the
index. On the fixed income side, our largest domestic fixed
income fund holding, Franklin Liberty U.S. Core Bond ETF,
and our largest foreign fixed income holding, Franklin Liberty
International Aggregate Bond ETF, underperformed the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 14.8%
Franklin Growth Fund – Class R6 14.2%
Franklin U.S. Core Equity (IU) Fund 12.9%
Franklin LibertyQ U.S. Equity ETF 10.2%
Franklin Rising Dividends Fund – Class R6 7.3%
Franklin International Core Equity (IU) Fund 5.1%
Franklin Liberty International Aggregate Bond
ETF 3.0%
Franklin Liberty U.S. Treasury Bond ETF 3.0%
Franklin Low Duration Total Return Fund – Class
R6 2.7%
Franklin Liberty Investment Grade Corporate
ETF 2.5%

Performance Summary as of December 31, 2020
Franklin Moderate Allocation Fund
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.37% +6.18%
5-Year +51.51% +7.45%
10-Year +90.56% +6.06%
Advisor
1-Year +12.72% +12.72%
5-Year +53.50% +8.95%
10-Year +95.42% +6.93%
See page 14 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
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Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

Franklin Moderate Allocation Fund
Performance Summary
14
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices gen-
erally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-
yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2199 $0.0562 $0.4267 $0.7028
C $0.1076 $0.0562 $0.4267 $0.5905
R $0.1801 $0.0562 $0.4267 $0.6630
R6 $0.2709 $0.0562 $0.4267 $0.7538
Advisor $0.2579 $0.0562 $0.4267 $0.7408
Total Annual Operating Expenses
7
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
15
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,135.20 $3.41 $1,021.94 $3.23 0.64%
C $1,000 $1,131.70 $7.40 $1,018.20 $7.00 1.38%
R $1,000 $1,136.10 $4.74 $1,020.70 $4.49 0.88%
R6 $1,000 $1,138.10 $1.62 $1,023.63 $1.53 0.30%
Advisor $1,000 $1,137.40 $2.07 $1,023.20 $1.96 0.39%

16
franklintempleton.com
Annual Report
Franklin Growth Allocation Fund
This annual report for Franklin Growth Allocation Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a +14.58% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Growth Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +15.20% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +16.25% total return.
3
The Fund’s fixed
income benchmark, the Bloomberg Barclays Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +9.02% total return.
3
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. We allocate the Fund’s
assets among the broad asset classes of equity and fixed-
income investments by investing primarily in a distinctly-
weighted combination of underlying funds, based on each
underlying fund’s predominant asset class. We use the
following as a general guide in allocating the Fund’s assets among the broad asset classes: 80% equity funds and 20%
fixed income funds When selecting equity funds, we consider
the fund investments’ foreign and domestic exposure,
market capitalization ranges and investment styles (growth
versus value). When selecting fixed income funds, we focus
primarily on maximizing income appropriate to the Fund’s
risk profile.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
At period-end, Franklin Growth Allocation Fund allocated
84.5% of total net assets to equity, 14.4% to fixed income
and 0.4% to alternative strategies. Domestic equity exposure was 74.2% of the Fund’s total equity weighting, with the
balance represented by foreign equity. The Portfolio was
diversified across capitalization sizes and investment styles, and on December 31, 2020, we held shares in equity funds
that invest in large-, mid- and small-capitalization equity
securities and represent both growth and value styles.
Franklin Growth Fund – Class R6 was our largest equity fund
weighting at 18.1% of total net assets. On the fixed income
side, domestic exposure was 83.3% of the Fund’s total fixed
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 62.7%
Foreign Equity 21.8%
Domestic Fixed Income 12.0%
Foreign Fixed Income 2.4%
Alternative Strategies 0.4%
Short-Term Investments & Other Net Assets 0.7%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
27
.

Franklin Growth Allocation Fund
17
franklintempleton.com
Annual Report
income weighting, with the balance represented by foreign
fixed income. Franklin Liberty U.S. Core Bond ETF was our
largest fixed income fund weighting at 5.8% of the Fund’s
total net assets.
During the 12-month reporting period, our largest domestic
growth fund holding, Franklin Growth Fund – Class R6,
outperformed the MSCI ACWI-NR, while our largest
domestic value fund holding, Franklin LibertyQ U.S. Equity
ETF, and our largest foreign equity fund holding, Franklin
International Core Equity (IU) Fund, underperformed the
index. On the fixed income side, our largest domestic fixed
income fund holding, Franklin Liberty U.S. Core Bond ETF,
and our largest foreign fixed income holding, Franklin Liberty
International Aggregate Bond ETF, underperformed the
Bloomberg Barclays Multiverse Index.
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/20
% of Total
Net Assets
a a
Franklin Growth Fund – Class R6 18.1%
Franklin U.S. Core Equity (IU) Fund 16.4%
Franklin LibertyQ U.S. Equity ETF 13.1%
Franklin Rising Dividends Fund – Class R6 9.0%
Franklin International Core Equity (IU) Fund 7.1%
Franklin Liberty U.S. Core Bond ETF 5.8%
Vanguard S&P 500 ETF 3.1%
SPDR Portfolio S&P 500 Value ETF 3.1%
Templeton Foreign Fund – Class R6 3.1%
Franklin Emerging Market Core Equity (IU) Fund 3.1%

Performance Summary as of December 31, 2020
Franklin Growth Allocation Fund
18
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year 14.58% 8.25%
5-Year 64.44% 9.22%
10-Year 119.79% 7.58%
Advisor
1-Year 14.90% 14.90%
5-Year 66.54% 10.74%
10-Year 125.48% 8.47%
See page 20 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
19
franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11 – 12/31/20 )

Franklin Growth Allocation Fund
Performance Summary
20
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-
made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-
yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2183 $0.0771 $0.7078 $1.0032
C $0.1097 $0.0771 $0.7078 $0.8946
R $0.1706 $0.0771 $0.7078 $0.9555
R6 $0.2859 $0.0771 $0.7078 $1.0708
Advisor $0.2631 $0.0771 $0.7078 $1.0480
Total Annual Operating Expenses
7
Share Class
A 0.94%
Advisor 0.69%

Your Fund’s Expenses
Franklin Growth Allocation Fund
21
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,176.40 $3.74 $1,021.70 $3.48 0.68%
C $1,000 $1,171.80 $7.81 $1,017.94 $7.26 1.43%
R $1,000 $1,174.80 $5.09 $1,020.46 $4.73 0.93%
R6 $1,000 $1,178.50 $1.75 $1,023.53 $1.63 0.32%
Advisor $1,000 $1,178.20 $2.38 $1,022.95 $2.21 0.44%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.08 $13.33 $14.86 $13.74 $13.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.32 0.39 0.20 0.14
Net realized and unrealized gains (losses) ........... 1.05 1.43 (0.90) 1.25 0.45
Total from investment operations .................... 1.27 1.75 (0.51) 1.45 0.59
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.33) (0.38) (0.24) (0.15)
Net realized gains ............................. (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ............................... (0.40) (1.00) (1.02) (0.33) (0.25)
Net asset value, end of year ....................... $14.95 $14.08 $13.33 $14.86 $13.74
Total return
d
................................... 9.30% 13.25% (3.44)% 10.58% 4.39%
Ratios to average net assets
Expenses
e,f
.................................... 0.63% 0.63%
g
0.63%
g
0.63% 0.63%
Net investment income
c
........................... 1.54% 2.25% 2.57% 1.37% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $941,777 $839,134 $778,221 $800,141 $809,039
Portfolio turnover rate ............................ 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.77 $13.06 $14.57 $13.47 $13.15
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.20 0.24 0.09 0.04
Net realized and unrealized gains (losses) ........... 1.05 1.40 (0.84) 1.23 0.43
Total from investment operations .................... 1.15 1.60 (0.60) 1.32 0.47
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.22) (0.27) (0.13) (0.05)
Net realized gains ............................. (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ............................... (0.30) (0.89) (0.91) (0.22) (0.15)
Net asset value, end of year ....................... $14.62 $13.77 $13.06 $14.57 $13.47
Total return
d
................................... 8.51% 12.35% (4.14)% 9.80% 3.55%
Ratios to average net assets
Expenses
e,f
.................................... 1.38% 1.38%
g
1.38%
g
1.38% 1.37%
Net investment income
c
........................... 0.76% 1.50% 1.82% 0.62% 0.27%
Supplemental data
Net assets, end of year (000’s) ..................... $212,656 $252,407 $285,547 $423,890 $470,582
Portfolio turnover rate ............................ 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.02 $13.28 $14.80 $13.69 $13.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.28 0.33 0.16 0.10
Net realized and unrealized gains (losses) ........... 1.05 1.42 (0.87) 1.24 0.45
Total from investment operations .................... 1.23 1.70 (0.54) 1.40 0.55
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.20) (0.29) (0.34) (0.20) (0.11)
Net realized gains ............................. (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ............................... (0.37) (0.96) (0.98) (0.29) (0.21)
Net asset value, end of year ....................... $14.88 $14.02 $13.28 $14.80 $13.69
Total return .................................... 8.98% 12.93% (3.64)% 10.25% 4.15%
Ratios to average net assets
Expenses
d,e
.................................... 0.88% 0.88%
f
0.88%
f
0.88% 0.88%
Net investment income
c
........................... 1.28% 2.00% 2.32% 1.12% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $66,208 $71,153 $80,338 $103,629 $124,018
Portfolio turnover rate ............................ 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.06 $13.31 $14.84 $13.72 $13.39
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.36 0.44 0.25 0.18
Net realized and unrealized gains (losses) ........... 1.05 1.44 (0.90) 1.25 0.44
Total from investment operations .................... 1.31 1.80 (0.46) 1.50 0.62
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.38) (0.43) (0.29) (0.19)
Net realized gains ............................. (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ............................... (0.45) (1.05) (1.07) (0.38) (0.29)
Net asset value, end of year ....................... $14.92 $14.06 $13.31 $14.84 $13.72
Total return .................................... 9.61% 13.64% (3.11)% 10.99% 4.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.40% 0.42% 0.40% 0.32% 0.30%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.31%
e
0.29%
e
0.28% 0.28%
Net investment income
c
........................... 1.86% 2.57% 2.91% 1.72% 1.36%
Supplemental data
Net assets, end of year (000’s) ..................... $2,537 $2,364 $2,253 $2,149 $2,197
Portfolio turnover rate ............................ 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.08 $13.33 $14.86 $13.74 $13.39
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.36 0.43 0.25 0.17
Net realized and unrealized gains (losses) ........... 1.06 1.43 (0.90) 1.24 0.45
Total from investment operations .................... 1.31 1.79 (0.47) 1.49 0.62
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.27) (0.37) (0.42) (0.28) (0.17)
Net realized gains ............................. (0.17) (0.67) (0.64) (0.09) (0.10)
Total distributions ............................... (0.44) (1.04) (1.06) (0.37) (0.27)
Net asset value, end of year ....................... $14.95 $14.08 $13.33 $14.86 $13.74
Total return .................................... 9.58% 13.53% (3.19)% 10.88% 4.69%
Ratios to average net assets
Expenses
d,e
.................................... 0.38% 0.38%
f
0.38%
f
0.38% 0.38%
Net investment income
c
........................... 1.79% 2.50% 2.82% 1.62% 1.26%
Supplemental data
Net assets, end of year (000’s) ..................... $48,041 $44,022 $38,031 $38,934 $27,578
Portfolio turnover rate ............................ 48.36% 86.76% 30.70% 17.99% 34.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 268,450 $ 5,277,512
Domestic Equity 35.1%
a
Franklin Growth Fund, Class R6 ........................................ 934,014 126,745,749
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,462,245 93,294,463
a
Franklin Rising Dividends Fund, Class R6 ................................. 835,080 66,873,189
a
Franklin U.S. Core Equity (IU) Fund ..................................... 9,095,996 114,063,795
SPDR Portfolio S&P 500 Value ETF ..................................... 642,750 22,104,173
Vanguard S&P 500 ETF .............................................. 64,975 22,331,258
445,412,627
Domestic Fixed Income 48.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 717,239 19,092,902
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,842,100 49,886,647
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 509,075 48,743,931
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,557,950 302,240,393
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,432,550 60,704,285
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 5,760,310 55,875,006
iShares Core U.S. Aggregate Bond ETF .................................. 360,917 42,656,780
Schwab U.S. TIPS ETF ............................................... 496,350 30,813,408
610,013,352
Foreign Equity 9.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,386,396 16,123,784
a
Franklin FTSE China ETF ............................................. 97,925 3,114,896
a
Franklin FTSE Europe ETF ............................................ 491,693 12,816,076
a
Franklin FTSE Japan ETF ............................................. 233,583 6,956,102
a
Franklin International Core Equity (IU) Fund ............................... 3,449,662 40,844,001
a
Franklin International Growth Fund, Class R6 .............................. 619,432 13,392,110
a
Templeton Developing Markets Trust, Class R6 ............................. 525,235 13,251,691
a
Templeton Foreign Fund, Class R6 ...................................... 2,575,240 18,026,683
124,525,343
Foreign Fixed Income 5.8%
a
Franklin Liberty International Aggregate Bond ETF .......................... 2,389,575 61,041,693
a
Templeton Global Total Return Fund, Class R6 ............................. 1,234,980 12,325,096
73,366,789
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,060,531,583) ..............................................................
1,258,595,623
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 5,871,512 5,871,512
Total Money Market Funds (Cost $5,871,512) ...................................
5,871,512

Franklin Fund Allocator Series
Statement of Investments
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
s
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $3,854,181)
BNP Paribas Securities Corp. (Maturity Value $2,462,205)
Deutsche Bank Securities, Inc. (Maturity Value $735,378)
HSBC Securities (USA), Inc. (Maturity Value $656,598)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$3,931,707) ...................................................... $ 3,854,158 $ 3,854,158
Total Repurchase Agreements (Cost $3,854,158) ................................
3,854,158
Total Short Term Investments (Cost $9,725,670 ) .................................
9,725,670
a
Total Investments (Cost $1,070,257,253) 99.8% ..................................
$1,268,321,293
Other Assets, less Liabilities 0.2% .............................................
2,899,250
Net Assets 100.0% ...........................................................
$1,271,220,543
See abbreviations on page 62 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

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Financial Highlights
Franklin Moderate Allocation Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.08 $14.06 $16.11 $14.86 $14.49
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.28 0.34 0.20 0.14
Net realized and unrealized gains (losses) ........... 1.60 2.15 (1.11) 2.01 0.56
Total from investment operations .................... 1.79 2.43 (0.77) 2.21 0.70
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.28) (0.33) (0.29) (0.12)
Net realized gains ............................. (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ............................... (0.70) (1.41) (1.28) (0.96) (0.33)
Net asset value, end of year ....................... $16.17 $15.08 $14.06 $16.11 $14.86
Total return
d
................................... 12.37% 17.40% (4.82)% 14.98% 4.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.64% 0.63% 0.63% 0.66% 0.63%
Expenses net of waiver and payments by affiliates
e
...... 0.64%
f,g
0.63%
f,g
0.63%
g
0.65% 0.63%
g
Net investment income
c
........................... 1.29% 1.78% 2.02% 1.23% 0.93%
Supplemental data
Net assets, end of year (000’s) ..................... $1,573,566 $1,456,531 $1,318,198 $1,407,956 $1,416,532
Portfolio turnover rate ............................ 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin Moderate Allocation Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.60 $13.65 $15.66 $14.48 $14.12
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.15 0.17 0.07 0.03
Net realized and unrealized gains (losses) ........... 1.56 2.09 (1.02) 1.94 0.55
Total from investment operations .................... 1.63 2.24 (0.85) 2.01 0.58
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.16) (0.21) (0.16) (0.01)
Net realized gains ............................. (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ............................... (0.59) (1.29) (1.16) (0.83) (0.22)
Net asset value, end of year ....................... $15.64 $14.60 $13.65 $15.66 $14.48
Total return
d
................................... 11.57% 16.52% (5.54)% 14.10% 4.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.39% 1.38% 1.38% 1.41% 1.37%
Expenses net of waiver and payments by affiliates
e
...... 1.39%
f,g
1.38%
f,g
1.38%
g
1.40% 1.37%
g
Net investment income
c
........................... 0.50% 1.03% 1.27% 0.48% 0.19%
Supplemental data
Net assets, end of year (000’s) ..................... $289,283 $339,845 $375,494 $568,280 $595,911
Portfolio turnover rate ............................ 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.05 $14.04 $16.08 $14.82 $14.44
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.23 0.27 0.14 0.10
Net realized and unrealized gains (losses) ........... 1.61 2.15 (1.07) 2.02 0.57
Total from investment operations .................... 1.76 2.38 (0.80) 2.16 0.67
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.24) (0.29) (0.23) (0.08)
Net realized gains ............................. (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ............................... (0.66) (1.37) (1.24) (0.90) (0.29)
Net asset value, end of year ....................... $16.15 $15.05 $14.04 $16.08 $14.82
Total return .................................... 12.17% 17.05% (5.04)% 14.69% 4.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.89% 0.88% 0.88% 0.91% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.89%
e,f
0.88%
e,f
0.88%
f
0.90% 0.88%
f
Net investment income
c
........................... 1.01% 1.53% 1.77% 0.98% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $68,789 $78,999 $87,277 $119,920 $158,192
Portfolio turnover rate ............................ 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin Moderate Allocation Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.08 $14.06 $16.11 $14.86 $14.49
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.34 0.41 0.26 0.19
Net realized and unrealized gains (losses) ........... 1.60 2.15 (1.12) 2.01 0.57
Total from investment operations .................... 1.84 2.49 (0.71) 2.27 0.76
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.27) (0.34) (0.39) (0.35) (0.18)
Net realized gains ............................. (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ............................... (0.75) (1.47) (1.34) (1.02) (0.39)
Net asset value, end of year ....................... $16.17 $15.08 $14.06 $16.11 $14.86
Total return .................................... 12.76% 17.81% (4.49)% 15.40% 5.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.34% 0.35% 0.30% 0.28%
Expenses net of waiver and payments by affiliates
d
...... 0.30%
e
0.29%
e
0.29% 0.28% 0.28%
f
Net investment income
c
........................... 1.61% 2.12% 2.36% 1.60% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $6,767 $6,666 $5,141 $4,492 $5,106
Portfolio turnover rate ............................ 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.09 $14.07 $16.12 $14.88 $14.50
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.32 0.39 0.26 0.17
Net realized and unrealized gains (losses) ........... 1.61 2.15 (1.11) 1.98 0.58
Total from investment operations .................... 1.84 2.47 (0.72) 2.24 0.75
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.32) (0.38) (0.33) (0.16)
Net realized gains ............................. (0.48) (1.13) (0.95) (0.67) (0.21)
Total distributions ............................... (0.74) (1.45) (1.33) (1.00) (0.37)
Net asset value, end of year ....................... $16.19 $15.09 $14.07 $16.12 $14.88
Total return .................................... 12.72% 17.68% (4.57)% 15.20% 5.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.39% 0.38% 0.38% 0.41% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.39%
e,f
0.38%
e,f
0.38%
f
0.40% 0.38%
f
Net investment income
c
........................... 1.53% 2.03% 2.27% 1.48% 1.18%
Supplemental data
Net assets, end of year (000’s) ..................... $66,421 $61,026 $55,052 $52,575 $39,052
Portfolio turnover rate ............................ 44.49% 71.70% 33.65% 16.86% 29.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 421,300 $ 8,282,421
Domestic Equity 49.5%
a
Franklin Growth Fund, Class R6 ........................................ 2,098,388 284,751,290
a
Franklin LibertyQ U.S. Equity ETF ....................................... 5,385,655 204,062,468
a
Franklin Rising Dividends Fund, Class R6 ................................. 1,817,735 145,564,206
a
Franklin U.S. Core Equity (IU) Fund ..................................... 20,624,325 258,629,036
SPDR Portfolio S&P 500 Value ETF ..................................... 1,426,325 49,051,317
Vanguard S&P 500 ETF .............................................. 144,225 49,568,690
991,627,007
Domestic Fixed Income 29.9%
a
Franklin Liberty High Yield Corporate ETF ................................. 711,776 18,947,477
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,876,225 50,810,800
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 503,700 48,229,275
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,314,573 295,876,084
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,381,350 59,426,589
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 5,641,462 54,722,180
iShares Core U.S. Aggregate Bond ETF .................................. 352,643 41,678,876
Schwab U.S. TIPS ETF ............................................... 483,300 30,003,264
599,694,545
Foreign Equity 15.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,523,456 40,977,794
a
Franklin FTSE China ETF ............................................. 245,150 7,797,976
a
Franklin FTSE Europe ETF ............................................ 1,186,496 30,926,256
a
Franklin FTSE Japan ETF ............................................. 536,649 15,981,407
a
Franklin International Core Equity (IU) Fund ............................... 8,556,301 101,306,605
a
Franklin International Growth Fund, Class R6 .............................. 1,536,752 33,224,578
a
Templeton Developing Markets Trust, Class R6 ............................. 1,321,561 33,342,978
a
Templeton Foreign Fund, Class R6 ...................................... 6,337,344 44,361,410
307,919,004
Foreign Fixed Income 4.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 2,367,325 60,473,317
a
Templeton Global Total Return Fund, Class R6 ............................. 1,938,163 19,342,865
79,816,182
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,550,363,636) ..............................................................
1,987,339,159
a a a a

Franklin Fund Allocator Series
Statement of Investments
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Short Term Investments 0.9%
a a
Principal Amount
a
Value
Repurchase Agreements 0.9%
b
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $17,191,781)
BNP Paribas Securities Corp. (Maturity Value $10,982,797)
Deutsche Bank Securities, Inc. (Maturity Value $3,280,192)
HSBC Securities (USA), Inc. (Maturity Value $2,982,792)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$17,537,591) ..................................................... $ 17,191,679 $ 17,191,679
Total Repurchase Agreements (Cost $17,191,679) ...............................
17,191,679
Total Short Term Investments (Cost $17,191,679 ) ................................
17,191,679
a
Total Investments (Cost $1,567,555,315) 100.0% ................................
$2,004,530,838
Other Assets, less Liabilities 0.0% .............................................
294,401
Net Assets 100.0% ...........................................................
$2,004,825,239
See Abbreviations on page 62 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.13 $16.54 $19.34 $17.43 $17.01
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.25 0.30 0.22 0.14
Net realized and unrealized gains (losses) ........... 2.32 3.36 (1.54) 3.12 0.75
Total from investment operations .................... 2.51 3.61 (1.24) 3.34 0.89
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.25) (0.30) (0.32) (0.14)
Net realized gains ............................. (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ............................... (1.00) (2.02) (1.56) (1.43) (0.47)
Net asset value, end of year ....................... $19.64 $18.13 $16.54 $19.34 $17.43
Total return
d
................................... 14.58% 21.90% (6.45)% 19.45% 5.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.68% 0.68% 0.67% 0.70% 0.69%
Expenses net of waiver and payments by affiliates
e
...... 0.67%
f,g
0.65%
f
0.65%
f
0.65%
f
0.65%
Net investment income
c
........................... 1.07% 1.32% 1.48% 1.14% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $1,074,822 $974,391 $837,327 $873,011 $822,833
Portfolio turnover rate ............................ 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.62 $16.12 $18.81 $16.99 $16.59
Income from investment operations
a
:
Net investment income
b,c
........................ 0.05 0.10 0.10 0.07 0.02
Net realized and unrealized gains (losses) ........... 2.25 3.27 (1.43) 3.04 0.72
Total from investment operations .................... 2.30 3.37 (1.33) 3.11 0.74
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.10) (0.10) (0.18) (0.01)
Net realized gains ............................. (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ............................... (0.89) (1.87) (1.36) (1.29) (0.34)
Net asset value, end of year ....................... $19.03 $17.62 $16.12 $18.81 $16.99
Total return
d
................................... 13.74% 20.95% (7.13)% 18.56% 4.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.42% 1.43% 1.42% 1.45% 1.43%
Expenses net of waiver and payments by affiliates
e
...... 1.42%
f,g
1.40%
f
1.40%
f
1.40%
f
1.39%
Net investment income
c
........................... 0.28% 0.57% 0.73% 0.39% 0.09%
Supplemental data
Net assets, end of year (000’s) ..................... $186,526 $202,689 $206,933 $311,640 $308,736
Portfolio turnover rate ............................ 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.89 $16.34 $19.10 $17.22 $16.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.18 0.22 0.15 0.09
Net realized and unrealized gains (losses) ........... 2.30 3.33 (1.49) 3.11 0.75
Total from investment operations .................... 2.44 3.51 (1.27) 3.26 0.84
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.19) (0.23) (0.27) (0.09)
Net realized gains ............................. (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ............................... (0.95) (1.96) (1.49) (1.38) (0.42)
Net asset value, end of year ....................... $19.38 $17.89 $16.34 $19.10 $17.22
Total return .................................... 14.30% 21.56% (6.68)% 19.17% 5.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.92% 0.93% 0.92% 0.95% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.92%
e,f
0.90%
e
0.90%
e
0.90%
e
0.90%
Net investment income
c
........................... 0.77% 1.07% 1.23% 0.89% 0.58%
Supplemental data
Net assets, end of year (000’s) ..................... $54,297 $62,973 $72,100 $100,258 $112,272
Portfolio turnover rate ............................ 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.20 $16.60 $19.40 $17.48 $17.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.32 0.40 0.31 0.22
Net realized and unrealized gains (losses) ........... 2.34 3.37 (1.57) 3.12 0.74
Total from investment operations .................... 2.60 3.69 (1.17) 3.43 0.96
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.29) (0.32) (0.37) (0.40) (0.21)
Net realized gains ............................. (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ............................... (1.07) (2.09) (1.63) (1.51) (0.54)
Net asset value, end of year ....................... $19.73 $18.20 $16.60 $19.40 $17.48
Total return .................................... 15.06% 22.30% (6.07)% 19.90% 5.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.35% 0.37% 0.36% 0.31% 0.30%
Expenses net of waiver and payments by affiliates
d
...... 0.30%
e
0.27%
e
0.28%
e
0.25%
e
0.26%
Net investment income
c
........................... 1.44% 1.70% 1.85% 1.54% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $5,592 $4,806 $4,224 $3,364 $2,822
Portfolio turnover rate ............................ 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.22 $16.61 $19.42 $17.49 $17.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.30 0.36 0.26 0.18
Net realized and unrealized gains (losses) ........... 2.34 3.38 (1.56) 3.15 0.76
Total from investment operations .................... 2.58 3.68 (1.20) 3.41 0.94
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.30) (0.35) (0.37) (0.18)
Net realized gains ............................. (0.78) (1.77) (1.26) (1.11) (0.33)
Total distributions ............................... (1.04) (2.07) (1.61) (1.48) (0.51)
Net asset value, end of year ....................... $19.76 $18.22 $16.61 $19.42 $17.49
Total return .................................... 14.90% 22.22% (6.23)% 19.77% 5.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.43% 0.43% 0.42% 0.45% 0.44%
Expenses net of waiver and payments by affiliates
d
...... 0.42%
e,f
0.40%
e
0.40%
e
0.40%
e
0.40%
Net investment income
c
........................... 1.32% 1.57% 1.73% 1.39% 1.08%
Supplemental data
Net assets, end of year (000’s) ..................... $51,693 $44,684 $38,685 $38,912 $39,211
Portfolio turnover rate ............................ 39.22% 63.65% 30.79% 16.90% 30.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2020.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 286,300 $ 5,628,429
Domestic Equity 62.7%
a
Franklin Growth Fund, Class R6 ........................................ 1,833,928 248,864,005
a
Franklin LibertyQ U.S. Equity ETF ....................................... 4,729,689 179,207,916
a
Franklin Rising Dividends Fund, Class R6 ................................. 1,546,323 123,829,549
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,936,213 224,920,106
SPDR Portfolio S&P 500 Value ETF ..................................... 1,241,925 42,709,801
Vanguard S&P 500 ETF .............................................. 125,575 43,158,872
862,690,249
Domestic Fixed Income 12.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 204,260 5,437,401
a
Franklin Liberty Investment Grade Corporate ETF ........................... 491,825 13,319,310
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 140,125 13,416,969
a
Franklin Liberty U.S. Core Bond ETF ..................................... 3,054,075 79,864,061
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 696,350 17,377,414
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 1,538,967 14,927,981
iShares Core U.S. Aggregate Bond ETF .................................. 95,219 11,253,934
Schwab U.S. TIPS ETF ............................................... 130,875 8,124,720
163,721,790
Foreign Equity 21.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,627,890 42,192,366
a
Franklin FTSE China ETF ............................................. 250,050 7,953,840
a
Franklin FTSE Europe ETF ............................................ 1,139,487 29,700,957
a
Franklin FTSE Japan ETF ............................................. 502,932 14,977,315
a
Franklin International Core Equity (IU) Fund ............................... 8,175,179 96,794,122
a
Franklin International Growth Fund, Class R6 .............................. 1,441,824 31,172,245
a
Templeton Developing Markets Trust, Class R6 ............................. 1,335,173 33,686,403
a
Templeton Foreign Fund, Class R6 ...................................... 6,086,750 42,607,247
299,084,495
Foreign Fixed Income 2.4%
a
Franklin Liberty International Aggregate Bond ETF .......................... 732,200 18,704,049
a
Templeton Global Total Return Fund, Class R6 ............................. 1,317,500 13,148,651
31,852,700
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$991,161,244) ...............................................................
1,362,977,663
a a a a

Franklin Fund Allocator Series
Statement of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Short Term Investments 0.8%
a a
Principal Amount
a
Value
Repurchase Agreements 0.8%
b
Joint Repurchase Agreement, 0.054%, 1/04/21 (Maturity Value $11,582,567)
BNP Paribas Securities Corp. (Maturity Value $7,399,407)
Deutsche Bank Securities, Inc. (Maturity Value $2,209,954)
HSBC Securities (USA), Inc. (Maturity Value $1,973,206)
Collateralized by U.S. Government Agency Securities, 4.00% - 5.00%, 2/20/49 -
5/20/49; and U.S. Treasury Notes, 0.13% - 2.63%, 1/31/21 - 12/31/25 (valued at
$11,815,548) ..................................................... $ 11,582,498 $ 11,582,498
Total Repurchase Agreements (Cost $11,582,498) ...............................
11,582,498
Total Short Term Investments (Cost $11,582,498 ) ................................
11,582,498
a
Total Investments (Cost $1,002,743,742) 100.1% ................................
$1,374,560,161
Other Assets, less Liabilities (0.1)% ...........................................
(1,630,541)
Net Assets 100.0% ...........................................................
$1,372,929,620
See Abbreviations on page 62 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $112,474,629 $158,870,847 $98,031,212
Cost - Controlled affiliates (Note 3f) .......................... 60,627,532 302,988,705 328,351,669
Cost - Non-controlled affiliates (Note 3f) ...................... 893,300,934 1,088,504,084 564,778,363
Cost - Unaffiliated repurchase agreements .................... 3,854,158 17,191,679 11,582,498
Value - Unaffiliated issuers ................................ $117,905,619 $170,302,147 $105,247,327
Value - Controlled affiliates (Note 3f) ......................... 61,041,693 360,080,147 393,607,551
Value - Non-controlled affiliates (Note 3f) ...................... 1,085,519,823 1,456,956,865 864,122,785
Value - Unaffiliated repurchase agreements .................... 3,854,158 17,191,679 11,582,498
Cash .................................................. 245,514 240,339 65,676
Receivables:
Capital shares sold ...................................... 2,031,351 1,303,614 1,200,693
Dividends and interest ................................... 1,041,437 1,099,490 384,929
Other assets ............................................ 2,626,031 2,587,672 695,488
Total assets ........................................ 1,274,265,626 2,009,761,953 1,376,906,947
Liabilities:
Payables:
Investment securities purchased ............................ 245,432 240,368 65,571
Capital shares redeemed ................................. 1,842,795 3,148,044 2,679,998
Asset allocation fees ..................................... 265,783 418,646 426,703
Distribution fees ........................................ 405,048 602,020 403,830
Transfer agent fees ...................................... 206,987 374,120 283,489
Distributions to shareholders ............................... 81 2 —
Accrued expenses and other liabilities ......................... 78,957 153,514 117,736
Total liabilities ....................................... 3,045,083 4,936,714 3,977,327
Net assets, at value ............................... $1,271,220,543 $2,004,825,239 $1,372,929,620
Net assets consist of:
Paid-in capital ........................................... $1,072,376,082 $1,546,651,094 $977,048,508
Total distributable earnings (losses) ........................... 198,844,461 458,174,145 395,881,112
Net assets, at value ............................... $1,271,220,543 $2,004,825,239 $1,372,929,620

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $941,777,116 $1,573,565,808 $1,074,822,191
Shares outstanding ...................................... 63,008,865 97,287,579 54,723,000
Net asset value per share
a
................................ $14.95 $16.17 $19.64
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $15.82 $17.11 $20.78
Class C:
Net assets, at value ..................................... $212,656,451 $289,283,384 $186,526,296
Shares outstanding ...................................... 14,546,913 18,498,518 9,800,731
Net asset value and maximum offering price per share
a
........... $14.62 $15.64 $19.03
Class R:
Net assets, at value ..................................... $66,208,364 $68,788,561 $54,296,520
Shares outstanding ...................................... 4,448,060 4,260,471 2,803,259
Net asset value and maximum offering price per share ........... $14.88 $16.15 $19.38
Class R6:
Net assets, at value ..................................... $2,537,414 $6,766,910 $5,591,832
Shares outstanding ...................................... 170,013 418,485 283,486
Net asset value and maximum offering price per share ........... $14.92 $16.17 $19.73
Advisor Class:
Net assets, at value ..................................... $48,041,198 $66,420,576 $51,692,781
Shares outstanding ...................................... 3,214,290 4,102,876 2,617,982
Net asset value and maximum offering price per share ........... $14.95 $16.19 $19.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $2,150,108 $3,064,019 $1,462,922
Controlled affiliates (Note 3f) ............................... 261,234 6,096,324 7,904,544
Non-controlled affiliates (Note 3f) ........................... 23,238,014 26,324,477 12,039,348
Interest:
Unaffiliated issuers ...................................... 4,939 6,406 5,378
Total investment income ................................. 25,654,295 35,491,226 21,412,192
Expenses:
Asset allocation fees (Note 3a) ............................... 2,963,318 4,627,518 3,085,332
Distribution fees: (Note 3c)
    Class A .............................................. 2,131,602 3,564,444 2,381,751
    Class C .............................................. 2,208,076 2,947,971 1,799,530
    Class R .............................................. 331,708 343,792 270,655
Transfer agent fees: (Note 3e)
    Class A .............................................. 898,924 1,669,709 1,426,443
    Class C .............................................. 233,269 342,980 268,558
    Class R .............................................. 69,992 80,175 80,973
    Class R6 ............................................. 2,970 3,980 3,489
    Advisor Class .......................................... 45,997 66,065 64,751
Custodian fees (Note 4) .................................... 876 1,272 427
Reports to shareholders .................................... 63,355 134,264 107,633
Registration and filing fees .................................. 128,022 142,814 111,280
Professional fees ......................................... 55,001 53,457 53,106
Trustees' fees and expenses ................................ 9,870 15,484 10,248
Other .................................................. 24,109 36,770 26,012
Total expenses ....................................... 9,167,089 14,030,695 9,690,188
Expense reductions (Note 4) ............................. — (24) —
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (21,650) (26,305) (17,017)
Net expenses ....................................... 9,145,439 14,004,366 9,673,171
Net investment income .............................. 16,508,856 21,486,860 11,739,021
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 5,492,540 14,551,998 10,972,253
Controlled affiliates (Note 3f) ............................. (4,615) 124,151 616,843
Non-controlled affiliates (Note 3f) .......................... (7,967,395) 11,005,830 13,737,203
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f) ............................. — 1,335,382 1,161,332
Non-controlled affiliates (Note 3f) .......................... 13,307,855 25,067,590 20,300,543
Net realized gain (loss) ................................ 10,828,385 52,084,951 46,788,174
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 5,596,122 8,255,267 5,113,860
Controlled affiliates (Note 3f) ............................. 414,162 40,769,241 42,468,670
Non-controlled affiliates (Note 3f) .......................... 70,634,180 89,717,082 65,870,738
Net change in unrealized appreciation (depreciation) .......... 76,644,464 138,741,590 113,453,268
Net realized and unrealized gain (loss) .......................... 87,472,849 190,826,541 160,241,442
Net increase (decrease) in net assets resulting from operations ........ $103,981,705 $212,313,401 $171,980,463

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,508,856 $25,107,727 $21,486,860 $31,558,118
Net realized gain (loss) ............ 10,828,385 82,974,477 52,084,951 199,499,628
Net change in unrealized appreciation
(depreciation) ................. 76,644,464 39,708,493 138,741,590 73,867,372
Net increase (decrease) in net
assets resulting from operations . 103,981,705 147,790,697 212,313,401 304,925,118
Distributions to shareholders:
Class A ........................ (24,460,840) (57,057,141) (66,300,133) (127,472,477)
Class C ........................ (4,684,059) (15,889,976) (11,584,805) (28,361,419)
Class R ........................ (1,713,261) (4,845,238) (2,947,776) (6,940,804)
Class R6 ....................... (74,133) (171,894) (313,717) (596,547)
Advisor Class ................... (1,362,987) (3,083,117) (2,816,703) (5,530,382)
Total distributions to shareholders ..... (32,295,280) (81,047,366) (83,963,134) (168,901,629)
Capital share transactions: (Note 2 )
Class A ........................ 48,852,200 17,443,983 14,400,299 41,588,899
Class C ........................ (51,518,295) (49,562,208) (67,957,576) (63,732,864)
Class R ........................ (8,637,502) (13,811,072) (14,331,710) (15,013,845)
Class R6 ....................... 34,192 (29,922) (347,017) 1,178,267
Advisor Class ................... 1,723,435 3,905,956 1,643,642 1,860,972
Total capital share transactions ....... (9,545,970) (42,053,263) (66,592,362) (34,118,571)
Net increase (decrease) in net
assets ..................... 62,140,455 24,690,068 61,757,905 101,904,918
Net assets:
Beginning of year .................. 1,209,080,088 1,184,390,020 1,943,067,334 1,841,162,416
End of year ...................... $1,271,220,543 $1,209,080,088 $2,004,825,239 $1,943,067,334

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin Growth Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,739,021 $15,053,010
Net realized gain (loss) ................................................. 46,788,174 163,274,838
Net change in unrealized appreciation (depreciation) ........................... 113,453,268 64,981,512
Net increase (decrease) in net assets resulting from operations ................ 171,980,463 243,309,360
Distributions to shareholders:
Class A ............................................................. (53,202,026) (98,874,755)
Class C ............................................................. (9,062,162) (19,758,707)
Class R ............................................................. (2,836,088) (6,587,169)
Class R6 ............................................................ (285,717) (497,982)
Advisor Class ........................................................ (2,550,980) (4,679,908)
Total distributions to shareholders .......................................... (67,936,973) (130,398,521)
Capital share transactions: (Note 2 )
Class A ............................................................. 17,198,516 55,726,659
Class C ............................................................. (29,089,134) (24,496,389)
Class R ............................................................. (12,578,352) (16,283,716)
Class R6 ............................................................ 361,275 161,696
Advisor Class ........................................................ 3,451,500 2,253,086
Total capital share transactions ............................................ (20,656,195) 17,361,336
Net increase (decrease) in net assets ................................... 83,387,295 130,272,175
Net assets:
Beginning of year ....................................................... 1,289,542,325 1,159,270,150
End of year ........................................................... $1,372,929,620 $1,289,542,325

Franklin Fund Allocator Series
Notes to Financial Statements
48
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-four
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer five classes of shares:
Class A, Class C, Class R, Class R6, and Advisor Class.
Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on December 31, 2020.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its

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taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2020, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

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2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 15,526,759 $217,187,515 16,087,915 $240,074,630
Shares issued in reinvestment of distributions .......... 1,720,058 23,883,961 4,393,981 65,269,069
Shares redeemed ............................... (13,852,905) (192,219,276) (19,774,427) (290,943,400)
Net increase (decrease) .......................... 3,393,912 $48,852,200 707,469 $14,400,299
Year ended December 31, 2019
Shares sold
a
................................... 9,240,415 $132,372,358 11,595,147 $178,905,379
Shares issued in reinvestment of distributions .......... 3,951,904 55,815,055 8,307,144 125,651,819
Shares redeemed ............................... (11,945,088) (170,743,430) (17,069,619) (262,968,299)
Net increase (decrease) .......................... 1,247,231 $17,443,983 2,832,672 $41,588,899
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 2,831,903 $38,694,729 3,106,938 $44,933,627
Shares issued in reinvestment of distributions .......... 338,542 4,582,765 797,453 11,434,271
Shares redeemed
a
.............................. (6,952,067) (94,795,789) (8,683,113) (124,325,474)
Net increase (decrease) .......................... (3,781,622) $(51,518,295) (4,778,722) $(67,957,576)
Year ended December 31, 2019
Shares sold ................................... 2,306,121 $32,284,847 2,880,868 $43,190,637
Shares issued in reinvestment of distributions .......... 1,119,382 15,451,899 1,903,555 27,852,917
Shares redeemed
a
.............................. (6,958,708) (97,298,954) (9,018,336) (134,776,418)
Net increase (decrease) .......................... (3,533,205) $(49,562,208) (4,233,913) $(63,732,864)
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 658,070 $9,185,072 554,405 $8,325,068
Shares issued in reinvestment of distributions .......... 124,089 1,712,015 199,063 2,943,699
Shares redeemed ............................... (1,410,247) (19,534,589) (1,740,928) (25,600,477)
Net increase (decrease) .......................... (628,088) $(8,637,502) (987,460) $(14,331,710)
Year ended December 31, 2019
Shares sold ................................... 810,137 $11,581,508 590,710 $9,051,968
Shares issued in reinvestment of distributions .......... 340,829 4,792,738 452,084 6,824,543
Shares redeemed ............................... (2,124,391) (30,185,318) (2,012,772) (30,890,356)
Net increase (decrease) .......................... (973,425) $(13,811,072) (969,978) $(15,013,845)
Class R6

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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 30,722 $427,486 35,359 $530,086
Shares issued in reinvestment of distributions .......... 5,350 74,133 21,167 313,717
Shares redeemed ............................... (34,257) (467,427) (80,124) (1,190,820)
Net increase (decrease) .......................... 1,815 $34,192 (23,598) $(347,017)
Year ended December 31, 2019
Shares sold ................................... 60,936 $868,835 125,617 $1,956,765
Shares issued in reinvestment of distributions .......... 12,180 171,894 39,446 596,547
Shares redeemed ............................... (74,119) (1,070,651) (88,644) (1,375,045)
Net increase (decrease) .......................... (1,003) $(29,922) 76,419 $1,178,267
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 1,451,176 $20,585,073 1,414,029 $21,622,666
Shares issued in reinvestment of distributions .......... 80,865 1,121,419 167,041 2,486,628
Shares redeemed ............................... (1,445,219) (19,983,057) (1,521,155) (22,465,652)
Net increase (decrease) .......................... 86,822 $1,723,435 59,915 $1,643,642
Year ended December 31, 2019
Shares sold ................................... 1,226,806 $17,518,543 1,350,825 $20,876,845
Shares issued in reinvestment of distributions .......... 194,739 2,751,084 325,037 4,922,110
Shares redeemed ............................... (1,146,606) (16,363,671) (1,544,989) (23,937,983)
Net increase (decrease) .......................... 274,939 $3,905,956 130,873 $1,860,972
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 7,827,793 $137,912,306
Shares issued in reinvestment of distributions .......... 2,978,278 52,583,144
Shares redeemed ............................... (9,837,040) (173,296,934)
Net increase (decrease) .......................... 969,031 $17,198,516
Year ended December 31, 2019
Shares sold
a
................................... 6,259,778 $116,026,941
Shares issued in reinvestment of distributions .......... 5,381,223 97,592,988
Shares redeemed ............................... (8,509,421) (157,893,270)
Net increase (decrease) .......................... 3,131,580 $55,726,659
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 1,578,098 $27,019,417
Shares issued in reinvestment of distributions .......... 527,853 8,970,791
Shares redeemed
a
.............................. (3,807,271) (65,079,342)
Net increase (decrease) .......................... (1,701,320) $(29,089,134)
Year ended December 31, 2019
Shares sold ................................... 1,388,707 $24,985,521
Shares issued in reinvestment of distributions .......... 1,107,638 19,536,755
Shares redeemed
a
.............................. (3,831,975) (69,018,665)
Net increase (decrease) .......................... (1,335,630) $(24,496,389)
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 307,850 $5,319,186
Shares issued in reinvestment of distributions .......... 162,900 2,822,972
Shares redeemed ............................... (1,188,034) (20,720,510)
Net increase (decrease) .......................... (717,284) $(12,578,352)
Year ended December 31, 2019
Shares sold ................................... 361,071 $6,612,171
Shares issued in reinvestment of distributions .......... 365,944 6,550,138
Shares redeemed ............................... (1,619,946) (29,446,025)
Net increase (decrease) .......................... (892,931) $(16,283,716)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
Franklin Growth Allocation Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 33,463 $596,260
Shares issued in reinvestment of distributions .......... 16,075 285,716
Shares redeemed ............................... (30,104) (520,701)
Net increase (decrease) .......................... 19,434 $361,275
Year ended December 31, 2019
Shares sold ................................... 27,196 $506,243
Shares issued in reinvestment of distributions .......... 27,338 497,982
Shares redeemed ............................... (45,001) (842,529)
Net increase (decrease) .......................... 9,533 $161,696
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 730,397 $13,350,224
Shares issued in reinvestment of distributions .......... 120,323 2,143,621
Shares redeemed ............................... (685,572) (12,042,345)
Net increase (decrease) .......................... 165,148 $3,451,500
Year ended December 31, 2019
Shares sold ................................... 521,307 $9,751,537
Shares issued in reinvestment of distributions .......... 211,955 3,863,038
Shares redeemed ............................... (609,204) (11,361,489)
Net increase (decrease) .......................... 124,058 $2,253,086
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $165,658 $244,079 $203,979
CDSC retained ........................... $19,080 $22,765 $14,984
3. Transactions with Affiliates
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep
Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2020, were as follows:
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $607,256 $1,098,208 $1,005,704 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty International
Aggregate Bond ETF ........ $— $62,307,221 $(1,675,075) $ (4,615) $ 414,162 $ 61,041,693 2,389,575 $ 261,234
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 26,164,081 $ 2,034,215 $ (11,771,508) $ (1,138,906) $ 835,902 $ 16,123,784 1,386,396 $ 593,378
Franklin FTSE China ETF ..... — 3,102,019 — — 12,877 3,114,896 97,925 24,366
Franklin FTSE Europe ETF .... 9,768,089 4,767,590 (2,172,044) (376,075) 828,516 12,816,076 491,693 246,122
Franklin FTSE Japan ETF ..... 4,888,926 2,060,958 (797,211) (205,540) 1,008,969 6,956,102 233,583 105,744
Franklin Growth Fund, Class R6 . 100,953,428 32,351,333 (29,490,602) 3,799,237 19,132,353 126,745,749 934,014 9,623,800
a
Franklin International Core Equity
(IU) Fund ................ 44,157,780 4,560,455 (10,384,364) 84,282 2,425,848 40,844,001 3,449,662 926,806
Franklin International Growth Fund,
Class R6 ................ 18,620,806 2,041,735 (10,622,094) 1,230,056 2,121,607 13,392,110 619,432 304,162
a
Franklin Liberty High Yield
Corporate ETF ............ 18,669,307 2,197,912 (2,126,642) (86,324) 438,649 19,092,902 717,239 1,035,854
Franklin Liberty Investment Grade
Corporate ETF ............ 60,127,611 23,703,409 (35,519,831) (51,747) 1,627,205 49,886,647 1,842,100 2,038,908
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 52,463,243 (3,727,091) (18,821) 26,600 48,743,931 509,075 423,521
Franklin Liberty Systematic Style
Premia ETF .............. — 6,767,774 — — (1,490,262) 5,277,512 268,450 424,904
a
Franklin Liberty U.S. Core Bond
ETF .................... 297,650,265 10,548,141 (18,189,617) 130,162 12,101,442 302,240,393 11,557,950 9,759,202
a
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Franklin Liberty U.S. Treasury Bond
ETF .................... $ — $ 65,749,817 $ (4,135,136) $ (81,869) $ (828,527) $ 60,704,285 2,432,550 $ 578,866
Franklin LibertyQ Emerging
Markets ETF .............. 16,448,929 — (14,343,619) (567,801) (1,537,509) —
b
— —
Franklin LibertyQ U.S. Equity ETF 95,440,054 44,764,019 (50,987,295) 244,105 3,833,580 93,294,463 2,462,245 1,764,457
Franklin Low Duration Total Return
Fund, Class R6 ............ 175,003,128 4,170,522 (117,640,770) (6,376,587) 718,713 55,875,006 5,760,310 3,099,521
Franklin Rising Dividends Fund,
Class R6 ................ 50,520,703 16,310,634 (9,480,680) 363,729 9,158,803 66,873,189 835,080 732,993
Franklin U.S. Core Equity (IU) Fund 85,739,586 22,726,329 (12,638,864) 858,570 17,378,174 114,063,795 9,095,996 2,487,837
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 16,214 126,540,963 (120,685,665) — — 5,871,512 5,871,512 28,275
Templeton Developing Markets
Trust, Class R6 ............ — 17,347,100 (6,250,768) (585,701) 2,741,060 13,251,691 525,235 354,309
a
Templeton Foreign Fund, Class R6 18,827,976 4,038,470 (4,718,971) 102,747 (223,539) 18,026,683 2,575,240 307,523
Templeton Global Total Return
Fund, Class R6 ............ 55,538,436 2,650,980 (40,897,127) (5,290,912) 323,719 12,325,096 1,234,980 1,685,321
Total Non-Controlled Affiliates $1,078,535,319 $450,897,618 $(506,579,899) $ (7,967,395) $ 70,634,180 $1,085,519,823 $ 36,545,869
Total Affiliated Securities .... $1,078,535,319 $513,204,839 $(508,254,974) $(7,972,010) $71,048,342 $1,146,561,516 $36,807,103
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $63,064,506 $3,713,303 $(25,554,564) (2,318,521) 2,073,070 40,977,794 3,523,456 1,503,386
Franklin Liberty International
Aggregate Bond ETF ........ $— $62,868,548 $(2,818,254) (6,896) 429,919 60,473,317 2,367,325 261,532
Franklin U.S. Core Equity (IU) Fund $207,136,477 $35,986,056 $(25,209,319) 2,449,568 38,266,254 258,629,036 20,624,325 5,666,788
a
Total Controlled Affiliates .... $270,200,983 $102,567,907 $(53,582,137) $ 124,151 $ 40,769,243 $360,080,147 $ 7,431,706
Non-Controlled Affiliates
Franklin FTSE China ETF ..... — 7,765,740 — — 32,236 7,797,976 245,150 61,000
Franklin FTSE Europe ETF .... 23,110,997 11,889,190 (5,078,137) (821,088) 1,825,294 30,926,256 1,186,496 596,661
Franklin FTSE Japan ETF ..... 11,234,092 5,882,633 (3,030,825) (499,955) 2,395,462 15,981,407 536,649 250,209
Franklin Growth Fund, Class R6 . 245,225,738 50,059,831 (62,065,857) 16,195,363 35,336,215 284,751,290 2,098,388 21,588,212
a
Franklin International Core Equity
(IU) Fund ................ 109,600,441 7,385,084 (21,548,998) 90,350 5,779,728 101,306,605 8,556,301 2,254,321
Franklin International Growth Fund,
Class R6 ................ 46,471,153 3,362,377 (24,612,304) 2,823,265 5,180,087 33,224,578 1,536,752 754,597
a
Franklin Liberty High Yield
Corporate ETF ............ 19,730,336 2,798,846 (3,888,138) (184,313) 490,746 18,947,477 711,776 1,058,399
Franklin Liberty Investment Grade
Corporate ETF ............ — 52,974,798 (2,366,537) 11,472 191,067 50,810,800 1,876,225 997,132
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Franklin Liberty Short Duration U.S.
Government ETF ........... $ — $ 52,466,461 $ (4,240,615) $ (19,454) $ 22,883 $ 48,229,275 503,700 $ 398,832
Franklin Liberty Systematic Style
Premia ETF .............. — 10,662,793 (24,356) (3,768) (2,352,248) 8,282,421 421,300 667,096
a
Franklin Liberty U.S. Core Bond
ETF .................... 383,295,216 38,546,883 (139,374,365) 408,360 12,999,990 295,876,084 11,314,573 10,391,472
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 66,041,650 (5,727,678) (83,469) (803,914) 59,426,589 2,381,350 515,774
Franklin LibertyQ Emerging
Markets ETF .............. 39,882,712 — (34,778,097) (1,390,622) (3,713,993) —
b
— —
Franklin LibertyQ U.S. Equity ETF 230,567,515 77,174,750 (112,142,623) 2,035,325 6,427,501 204,062,468 5,385,655 3,973,685
Franklin Low Duration Total Return
Fund, Class R6 ............ 130,010,994 4,349,852 (76,957,968) (3,320,536) 639,838 54,722,180 5,641,462 2,731,780
Franklin Rising Dividends Fund,
Class R6 ................ 122,670,489 20,745,436 (18,828,860) 1,677,614 19,299,527 145,564,206 1,817,735 1,628,500
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 26,056 201,040,909 (201,066,965) — — —
b
— 37,575
Templeton Developing Markets
Trust, Class R6 ............ — 40,041,937 (12,560,410) (1,139,318) 7,000,769 33,342,978 1,321,561 891,488
a
Templeton Foreign Fund, Class R6 47,143,784 7,395,988 (9,584,296) (5,058) (589,008) 44,361,410 6,337,344 756,776
Templeton Global Total Return
Fund, Class R6 ............ 58,962,107 4,017,766 (38,423,570) (4,768,338) (445,100) 19,342,865 1,938,163 1,838,558
Total Non-Controlled Affiliates $1,467,931,630 $664,602,924 $(776,300,599) 11,005,830 89,717,080 $1,456,956,865 51,392,067
Total Affiliated Securities .... $1,738,132,613 $767,170,831 $(829,882,736) $11,129,981 $130,486,323 $1,817,037,012 $58,823,773
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $55,698,377 $3,100,492 $(17,629,771) (1,292,546) 2,315,814 42,192,366 3,627,890 1,473,243
Franklin FTSE Europe ETF .... $21,501,637 $9,420,836 $(2,510,296) (279,737) 1,568,517 29,700,957 1,139,487 567,190
Franklin International Core Equity
(IU) Fund ................ $96,752,117 $4,325,220 $(10,617,955) 453,456 5,881,284 96,794,122 8,175,179 2,103,031
Franklin U.S. Core Equity (IU) Fund $182,117,237 $26,493,307 $(18,129,165) 1,735,670 32,703,057 224,920,106 17,936,213 4,922,412
a
Total Controlled Affiliates .... $356,069,368 $43,339,855 $(48,887,187) 616,843 42,468,672 $393,607,551 9,065,876
Non-Controlled Affiliates
Franklin FTSE China ETF ..... — 7,920,958 — — 32,882 7,953,840 250,050 62,219
Franklin FTSE Japan ETF ..... 10,760,725 4,876,782 (2,494,282) (342,585) 2,176,675 14,977,315 502,932 232,787
Franklin Growth Fund, Class R6 . 217,731,867 32,228,423 (45,049,023) 12,481,927 31,470,811 248,864,005 1,833,928 18,840,098
a
Franklin International Growth Fund,
Class R6 ................ 41,904,280 2,391,912 (20,792,715) 2,648,147 5,020,621 31,172,245 1,441,824 707,984
a
Franklin Liberty High Yield
Corporate ETF ............ 6,399,714 1,245,198 (2,304,867) (90,746) 188,102 5,437,401 204,260 329,303
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Effective May 1, 2020, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Growth Allocation Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.45%, based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Franklin Liberty International
Aggregate Bond ETF ........ $ — $ 19,759,112 $ (1,190,723) $ (4,558) $ 140,218 $ 18,704,049 732,200 $ 79,143
Franklin Liberty Investment Grade
Corporate ETF ............ — 16,842,567 (3,558,179) 196 34,726 13,319,310 491,825 290,622
a
Franklin Liberty Short Duration U.S.
Government ETF ........... — 16,682,190 (3,261,208) (15,366) 11,353 13,416,969 140,125 124,480
Franklin Liberty Systematic Style
Premia ETF .............. — 7,307,313 (91,890) (14,216) (1,572,778) 5,628,429 286,300 452,855
a
Franklin Liberty U.S. Core Bond
ETF .................... 113,394,431 19,058,881 (56,553,131) 371,287 3,592,593 79,864,061 3,054,075 3,010,472
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 21,001,386 (3,344,150) (44,896) (234,926) 17,377,414 696,350 162,041
Franklin LibertyQ Emerging
Markets ETF .............. 35,017,198 — (30,535,323) (1,230,256) (3,251,619) —
b
— —
Franklin LibertyQ U.S. Equity ETF 202,717,399 55,890,321 (86,215,788) 1,266,709 5,549,275 179,207,916 4,729,689 3,464,140
Franklin Low Duration Total Return
Fund, Class R6 ............ 42,170,338 1,629,581 (27,956,504) (1,054,080) 138,646 14,927,981 1,538,967 835,129
Franklin Rising Dividends Fund,
Class R6 ................ 109,395,743 7,924,058 (11,093,381) 717,258 16,885,871 123,829,549 1,546,323 1,398,347
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 18,251 125,015,907 (125,034,158) — — —
b
— 25,267
Templeton Developing Markets
Trust, Class R6 ............ — 35,108,587 (7,874,551) (631,471) 7,083,838 33,686,403 1,335,173 904,653
a
Templeton Foreign Fund, Class R6 43,338,229 6,915,852 (7,670,062) 277,916 (254,688) 42,607,247 6,086,750 726,852
Templeton Global Total Return
Fund, Class R6 ............ 19,141,122 3,083,916 (7,337,460) (598,063) (1,140,864) 13,148,651 1,317,500 693,499
Total Non-Controlled Affiliates $841,989,297 $384,882,944 $(442,357,395) 13,737,203 65,870,736 $864,122,785 32,339,891
Total Affiliated Securities .... $1,198,058,665 $428,222,799 $(491,244,582) $14,354,046 $108,339,408 $1,257,730,336 $41,405,767
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
b
As of December 31, 2020, no longer held by the fund.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Annual Report
Prior to May 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Growth Allocation
Fund for Class A, Class C, Class R, and Advisor Class were limited to 0.40%, and expenses for Class R6 were limited to
0.27% based on the average net assets of each class.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Conservative Allocation
Fund Franklin Moderate Allocation Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $18,317,790 $25,683,084 $31,777,661 $32,803,976
Long term capital gain .................... 13,977,490 55,364,282 52,185,473 136,097,653
$32,295,280 $81,047,366 $83,963,134 $168,901,629
Franklin Growth Allocation Fund
2020 2019
Distributions paid from:
Ordinary income ........................ $19,285,290 $15,530,614
Long term capital gain .................... 48,651,683 114,867,907
$67,936,973 $130,398,521
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, return of capital distributions and short term capital gains distributions from Underlying Funds.
The Funds, except for Franklin Conservative Allocation Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2020, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit facility for a one year term, maturing February 5, 2022, for a total of $2 billion.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $1,075,609,700 $1,574,770,709 $1,004,764,145
Unrealized appreciation ..................... $201,748,370 $442,347,458 $375,135,720
Unrealized depreciation ..................... (9,036,777) (12,587,329) (5,339,704)
Net unrealized appreciation (depreciation) ....... $192,711,593 $429,760,129 $369,796,016
Distributable earnings:
Undistributed ordinary income ................ $6,132,855 $8,981,272 $8,192,037
Undistributed long term capital gains ........... — 19,432,743 17,893,065
Total distributable earnings .................. $6,132,855 $28,414,015 $26,085,102
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $569,158,761 $819,758,292 $481,471,503
Sales .................................. $581,206,930 $924,697,767 $536,866,781
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
61
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Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2020, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange Traded
Funds ................................ $ 1,258,595,623 $ — $ — $ 1,258,595,623
Short Term Investments ................... 5,871,512 3,854,158 — 9,725,670
Total Investments in Securities ........... $1,264,467,135 $3,854,158 $— $1,268,321,293
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange Traded
Funds ................................ 1,987,339,159 — — 1,987,339,159
Short Term Investments ................... — 17,191,679 — 17,191,679
Total Investments in Securities ........... $1,987,339,159 $17,191,679 $— $2,004,530,838
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange Traded
Funds ................................ 1,362,977,663 — — 1,362,977,663
Short Term Investments ................... — 11,582,498 — 11,582,498
Total Investments in Securities ........... $1,362,977,663 $11,582,498 $— $1,374,560,161
a
For detailed categories, see the accompanying Statement of Investments.
8. Credit Facility
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
62
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Annual Report
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
63
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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
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Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended December 31, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31,
2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
During the fiscal year ended December 31, 2020, the Funds, qualified fund of funds under Section 852(g)(2) of Internal
Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December
29, 2020, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them.
The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
Franklin
Conservative
Allocation
Fund
Franklin
Moderate
Allocation
Fund
Franklin
Growth
Allocation
Fund
$13,977,490 $57,803,553 $52,833,687
Franklin
Conservative
Allocation
Fund
Franklin
Moderate
Allocation
Fund
Franklin
Growth
Allocation
Fund
$5,380 $6,912,340 $5,328,456
Franklin
Conservative
Allocation
Fund
Franklin
Moderate
Allocation
Fund
Franklin
Growth
Allocation
Fund
26.90% 35.00% 50.11%
Franklin
Conservative
Allocation
Fund
Franklin
Moderate
Allocation
Fund
Franklin
Growth
Allocation
Fund
$6,893,306 $15,965,874 $14,314,461

Franklin Fund Allocator Series
Tax Information (unaudited)
65
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1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin Conservative Allocation Fund
Class A $0.0039 $0.0761 $0.0216
Class C $0.0039 $0.0421 $0.0120
Class R $0.0039 $0.0644 $0.0183
Class R6 $0.0039 $0.0906 $0.0258
Advisor Class $0.0039 $0.0871 $0.0248
Franklin Moderate Allocation Fund
Class A $0.0048 $0.0499 $0.0361
Class C $0.0048 $0.0299 $0.0217
Class R $0.0048 $0.0428 $0.0310
Class R6 $0.0048 $0.0589 $0.0427
Advisor Class $0.0048 $0.0566 $0.0410
Franklin Growth Allocation Fund
Class A $0.0088 $0.1042 $0.0618
Class C $0.0088 $0.0670 $0.0397
Class R $0.0088 $0.0879 $0.0521
Class R6 $0.0088 $0.1274 $0.0755
Advisor Class $0.0088 $0.1196 $0.0708

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Fund Allocator Series
68
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Fund Allocator Series
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
70
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
71
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Corefolio Allocation Fund Franklin Founding Funds Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2020, reported
first- and second-quarter 2020 data indicated the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending, although
growth slowed in the fourth quarter. The U.S. Federal
Reserve, in its efforts to support U.S. economic activity,
lowered the federal funds rate twice in March 2020 for a total of 1.50%, decreasing the rate from 1.75% to 0.25%. The
Federal Reserve also announced broad quantitative easing
measures to aid credit markets and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
Global stocks sold off in early 2020 amid the worldwide
economic slowdown. Equities began recovering in late
March given optimism about easing lockdowns, vaccines,
and economic stimulus, and continued to rebound by
period-end amid successful vaccine trials and reduced
political uncertainty. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index
(S&P 500
®
), returned +16.26% (the index increasing from
3,230.78 to 3,756.07).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned +14.06% (the index increasing from 2,358.468 to
2,690.044).
2,3
Investment-grade bonds, as measured by the
Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg
Index), posted a +7.51% total return (an index increase
from 2,225.00 to 2,392.02), which includes reinvestment of
income and distributions.
4
We recognize the important role of financial advisors in
today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. As
you know, all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +18.40% (index total return resulting in an increase from 6,553.57 to 7,759.35) and MSCI World Index +16.50% (index total return resulting in an increase from 9,979.034 to 11,625.199).
4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Corefolio Allocation Fund 4
Franklin Founding Funds Allocation Fund 9
Financial Highlights and Statements of Investments 15
Financial Statements 27
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 39
Tax Information 40
Special Meeting of Shareholders 42
Board Members and Officers 43
Shareholder Information 48
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about easing lockdown restrictions,
vaccine and treatment development and economic stimulus
measures. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus, declining jobless claims, rising retail
sales and optimism about treatments and potential vaccines
for COVID-19. Following a record annualized decline in
second-quarter gross domestic product (GDP), resilient
consumer spending helped drive third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source. Morningstar.
2. Source: U.S. Bureau of Labor Statistics.

4
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Annual Report
Franklin Corefolio Allocation Fund
This annual report for Franklin Corefolio Allocation Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
The Fund’s Class A shares posted a +18.28% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a +18.40% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a +16.50% total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Fund invests its assets allocated approximately 25% each in
Franklin Growth Fund, Franklin Growth Opportunities Fund,
Franklin Mutual Shares Fund and Templeton Growth Fund.
These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect
the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying
fund whenever the actual allocations exceed plus or minus
3% of the fixed allocation percentages.
Portfolio Review
The Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds.
During the period under review, Franklin Growth Fund –
Class R6 and Franklin Growth Opportunities Fund – Class
R6 outperformed the S&P 500, while Franklin Mutual Shares
Fund – Class R6 underperformed the index. Templeton
Growth Fund – Class R6 underperformed the MSCI World
Index.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 75.1%
Foreign Equity 24.9%
Short-Term Investments & Other Net Assets —%
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
20
.

Performance Summary as of December 31, 2020
Franklin Corefolio Allocation Fund
5
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +18.28% +11.75%
5-Year +78.64% +11.04%
10-Year +174.44% +10.00%
Advisor
1-Year +18.59% +18.59%
5-Year +80.98% +12.60%
10-Year +181.73% +10.91%
See page 7 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
6
franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/11–12/31/20
)
Advisor Class (1/1/11–12/31/20
)

Franklin Corefolio Allocation Fund
Performance Summary
7
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strat-
egies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or reve-
nues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1781 $0.0013 $1.3761 $1.5555
C $0.0298 $0.0013 $1.3761 $1.4072
R $0.1295 $0.0013 $1.3761 $1.5069
R6 $0.2448 $0.0013 $1.3761 $1.6222
Advisor $0.2276 $0.0013 $1.3761 $1.6050
Total Annual Operating Expenses
5
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
8
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,233.60 $2.40 $1,022.98 $2.18 0.43%
C $1,000 $1,229.20 $6.60 $1,019.22 $5.98 1.18%
R $1,000 $1,231.90 $3.74 $1,021.78 $3.39 0.67%
R6 $1,000 $1,235.90 $0.47 $1,024.72 $0.42 0.08%
Advisor $1,000 $1,235.60 $1.00 $1,024.24 $0.91 0.18%

9
franklintempleton.com
Annual Report
Franklin Founding Funds Allocation Fund
This annual report for Franklin Founding Funds Allocation
Fund covers the fiscal year ended December 31, 2020. As
previously communicated, effective February 1, 2021, the
Fund changed its name to Franklin Global Allocation Fund,
repositioned to become a directly managed allocation fund
and entered into a new investment management agreement
with Franklin Advisers, Inc. Additionally, the Fund modified its principal investment strategies and goals.
Your Fund’s Goal and Main Investments
The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an
equally weighted combination of Franklin Income Fund,
Franklin Mutual Shares Fund and Templeton Growth Fund.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
The Fund’s Class A shares posted a +1.55% cumulative total
return for the 12 months under review. In comparison, the
Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P
500), which is a broad measure of U.S. stock performance,
posted a +18.40% total return and the MSCI World Index,
which tracks equity performance in global developed
markets, posted a +16.50% total return.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
The Fund invests its assets in an equally weighted
combination of Franklin Income Fund, Franklin Mutual
Shares Fund and Templeton Growth Fund. These underlying
funds, in turn, invest primarily in U.S. and foreign equity
securities and, to a lesser extent, fixed income and money
market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the
predetermined equal weightings of approximately 33% of
total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation
percentages.
Portfolio Review
The Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds.
During the period under review, Franklin Income Fund –
Class R6 and Franklin Mutual Shares Fund – Class R6
underperformed the S&P 500. Templeton Growth Fund –
Class R6 underperformed the MSCI World Index.
Thank you for your continued participation in Franklin
Founding Funds Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Co-Lead Portfolio Manager
May Tong, CFA
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Portfolio Composition*
12/31/20
% of Total
Net Assets
Domestic Equity 33.7%
Foreign Equity 33.3%
Domestic Hybrid 33.1%
Short-Term Investments & Other Net Assets (0.1)%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
20
.

Franklin Founding Funds Allocation Fund
10
franklintempleton.com
Annual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Franklin Founding Funds Allocation Fund
11
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +1.55% -4.04%
5-Year +36.19% +5.17%
10-Year +86.14% +5.81%
Advisor
1-Year +1.79% +1.79%
5-Year +37.96% +6.65%
10-Year +90.70% +6.67%
See page 13 for Performance Summary footnotes.

Franklin Founding Funds Allocation Fund
Performance Summary
12
franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/11–12/31/20
)
Advisor Class (1/1/11–12/31/20
)

Franklin Founding Funds Allocation Fund
Performance Summary
13
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value se-
curities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4673 $0.0666 $0.4731 $1.0070
C $0.3608 $0.0666 $0.4731 $0.9005
R $0.4341 $0.0666 $0.4731 $0.9738
R6 $0.5146 $0.0666 $0.4731 $1.0543
Advisor $0.4993 $0.0666 $0.4731 $1.0390
Total Annual Operating Expenses
5
Share Class
A 1.01%
Advisor 0.76%

Your Fund’s Expenses
Franklin Founding Funds Allocation Fund
14
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,191.60 $2.40 $1,022.95 $2.21 0.44%
C $1,000 $1,187.00 $6.52 $1,019.18 $6.02 1.19%
R $1,000 $1,189.30 $3.75 $1,021.71 $3.46 0.68%
R6 $1,000 $1,193.40 $0.39 $1,024.78 $0.36 0.07%
Advisor $1,000 $1,192.60 $1.03 $1,024.20 $0.95 0.19%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.04 $17.32 $19.68 $17.06 $16.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.12 0.20 0.17 0.17 0.14
Net realized and unrealized gains (losses) ........... 3.32 4.17 (1.51) 3.23 1.07
Total from investment operations .................... 3.44 4.37 (1.34) 3.40 1.21
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.18) (0.20) (0.15) (0.18) (0.17)
Net realized gains ............................. (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ............................... (1.56) (1.65) (1.02) (0.78) (0.95)
Net asset value, end of year ....................... $21.92 $20.04 $17.32 $19.68 $17.06
Total return
d
................................... 18.28% 25.79% (7.10)% 20.07% 7.64%
Ratios to average net assets
Expenses
e,f
.................................... 0.43% 0.44% 0.41% 0.47% 0.45%
Net investment income
c
........................... 0.64% 1.02% 0.76% 0.90% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $812,250 $717,806 $593,983 $579,707 $507,530
Portfolio turnover rate ............................ 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.76 $17.10 $19.43 $16.85 $16.61
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... (0.03) 0.04 (0.10) 0.02 0.01
Net realized and unrealized gains (losses) ........... 3.25 4.12 (1.35) 3.19 1.05
Total from investment operations .................... 3.22 4.16 (1.45) 3.21 1.06
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.03) (0.05) (0.01) (0.03) (0.04)
Net realized gains ............................. (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ............................... (1.41) (1.50) (0.88) (0.63) (0.82)
Net asset value, end of year ....................... $21.57 $19.76 $17.10 $19.43 $16.85
Total return
d
................................... 17.41% 24.83% (7.76)% 19.20% 6.82%
Ratios to average net assets
Expenses
e,f
.................................... 1.18% 1.19% 1.16% 1.22% 1.20%
Net investment income (loss)
c
...................... (0.18)% 0.27% 0.01% 0.15% 0.08%
Supplemental data
Net assets, end of year (000’s) ..................... $73,513 $75,745 $72,124 $170,218 $160,729
Portfolio turnover rate ............................ 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.07 $17.34 $19.68 $17.06 $16.81
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.14 0.10 0.12 0.10
Net realized and unrealized gains (losses) ........... 3.32 4.19 (1.48) 3.23 1.06
Total from investment operations .................... 3.39 4.33 (1.38) 3.35 1.16
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.13) (0.15) (0.09) (0.13) (0.13)
Net realized gains ............................. (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ............................... (1.51) (1.60) (0.96) (0.73) (0.91)
Net asset value, end of year ....................... $21.95 $20.07 $17.34 $19.68 $17.06
Total return .................................... 18.00% 25.51% (7.30)% 19.79% 7.33%
Ratios to average net assets
Expenses
d,e
.................................... 0.67% 0.67% 0.65% 0.72% 0.70%
Net investment income
c
........................... 0.38% 0.79% 0.52% 0.65% 0.58%
Supplemental data
Net assets, end of year (000’s) ..................... $1,498 $1,387 $1,412 $1,629 $1,461
Portfolio turnover rate ............................ 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
in
a
Year Ended December 31,
2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $20.07 $17.34 $19.67 $19.18
Income from investment operations
b
:
Net investment income
c , d
..................................... 0.21 0.70 0.27 0.26
Net realized and unrealized gains (losses) ........................ 3.31 3.75 (1.52) 0.73
Total from investment operations ................................. 3.52 4.45 (1.25) 0.99
Less distributions from:
Net investment income ....................................... (0.24) (0.27) (0.21) (0.25)
Net realized gains .......................................... (1.38) (1.45) (0.87) (0.25)
Total distributions ............................................ (1.62) (1.72) (1.08) (0.50)
Net asset value, end of year .................................... $21.97 $20.07 $17.34 $19.67
Total return
e
................................................ 18.69% 26.24% (6.78)% 5.28%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 0.13% 0.12% 0.23% 3.47%
Expenses net of waiver and payments by affiliates
g
................... 0.09% 0.09% 0.09% 0.08%
Net investment income
d
........................................ 1.05% 1.37% 1.08% 1.29%
Supplemental data
Net assets, end of year (000’s) .................................. $4,393 $3,385 $75 $5
Portfolio turnover rate ......................................... 9.29% 2.12% 3.94% 0.71%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.08 $17.35 $19.71 $17.08 $16.82
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.27 0.24 0.25 0.21
Net realized and unrealized gains (losses) ........... 3.34 4.16 (1.53) 3.21 1.04
Total from investment operations .................... 3.51 4.43 (1.29) 3.46 1.25
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.23) (0.25) (0.20) (0.23) (0.21)
Net realized gains ............................. (1.38) (1.45) (0.87) (0.60) (0.78)
Total distributions ............................... (1.61) (1.70) (1.07) (0.83) (0.99)
Net asset value, end of year ....................... $21.98 $20.08 $17.35 $19.71 $17.08
Total return .................................... 18.59% 26.10% (6.85)% 20.40% 7.90%
Ratios to average net assets
Expenses
d,e
.................................... 0.18% 0.19% 0.16% 0.22% 0.20%
Net investment income
c
........................... 0.90% 1.27% 1.01% 1.15% 1.08%
Supplemental data
Net assets, end of year (000’s) ..................... $61,166 $52,512 $40,399 $33,607 $22,721
Portfolio turnover rate ............................ 9.29% 2.12% 3.94% 0.71% 0.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.1%
a
Franklin Growth Fund, Class R6 ........................................ 1,773,578 $ 240,674,595
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,002,441 240,066,441
a
Franklin Mutual Shares Fund, Class R6 ................................... 9,276,850 234,889,839
715,630,875
Foreign Equity 24.9%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,047,224 237,214,959
Total Investments In Underlying Funds (Cost $614,700,320) ......................
952,845,834
a a a a
a
Total Investments (Cost $614,700,320) 100.0% ..................................
$952,845,834
Other Assets, less Liabilities 0.0% .............................................
(26,304)
Net Assets 100.0% ...........................................................
$952,819,530
See Abbreviations on page 38 .
a
See Note 3(e) regarding investments in FT Underlying Funds.
b
Non-income producing.

Franklin Fund Allocator Series
Financial Highlights
Franklin Founding Funds Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
74226
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.43 $12.63 $14.54 $13.47 $12.14
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.42 0.41 0.40 0.36
Net realized and unrealized gains (losses) ........... (0.27) 1.82 (1.82) 1.10 1.26
Total from investment operations .................... 0.07 2.24 (1.41) 1.50 1.62
Less distributions from:
Net investment income .......................... (0.47) (0.44) (0.50) (0.43) (0.29)
Net realized gains ............................. (0.54) — — — —
Total distributions ............................... (1.01) (0.44) (0.50) (0.43) (0.29)
Net asset value, end of year ....................... $13.49 $14.43 $12.63 $14.54 $13.47
Total return
d
................................... 1.55% 17.81% (9.82)% 11.20% 13.52%
Ratios to average net assets
Expenses
e,f
.................................... 0.42% 0.40% 0.39% 0.43% 0.42%
Net investment income
c
........................... 2.73% 2.99% 2.66% 2.81% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $2,952,287 $3,397,662 $3,209,751 $3,300,005 $3,310,397
Portfolio turnover rate ............................ 4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Founding Funds Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
nii f
FR
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.33 $12.54 $14.33 $13.27 $11.96
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.29 0.18 0.28 0.26
Net realized and unrealized gains (losses) ........... (0.26) 1.82 (1.67) 1.10 1.25
Total from investment operations .................... (0.03) 2.11 (1.49) 1.38 1.51
Less distributions from:
Net investment income .......................... (0.36) (0.32) (0.30) (0.32) (0.20)
Net realized gains ............................. (0.54) — — — —
Total distributions ............................... (0.90) (0.32) (0.30) (0.32) (0.20)
Net asset value, end of year ....................... $13.40 $14.33 $12.54 $14.33 $13.27
Total return
d
................................... 0.79% 16.91% (10.54)% 10.43% 12.71%
Ratios to average net assets
Expenses
e,f
.................................... 1.17% 1.15% 1.14% 1.18% 1.17%
Net investment income
c
........................... 1.85% 2.24% 1.91% 2.06% 2.12%
Supplemental data
Net assets, end of year (000’s) ..................... $201,506 $300,699 $362,833 $1,261,997 $1,402,623
Portfolio turnover rate ............................ 4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Founding Funds Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.48 $12.68 $14.58 $13.49 $12.16
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.37 0.34 0.34 0.33
Net realized and unrealized gains (losses) ........... (0.28) 1.83 (1.78) 1.13 1.26
Total from investment operations .................... 0.03 2.20 (1.44) 1.47 1.59
Less distributions from:
Net investment income .......................... (0.43) (0.40) (0.46) (0.38) (0.26)
Net realized gains ............................. (0.54) — — — —
Total distributions ............................... (0.97) (0.40) (0.46) (0.38) (0.26)
Net asset value, end of year ....................... $13.54 $14.48 $12.68 $14.58 $13.49
Total return .................................... 1.28% 17.44% (10.01)% 10.97% 13.22%
Ratios to average net assets
Expenses
d,e
.................................... 0.67% 0.65% 0.64% 0.68% 0.67%
Net investment income
c
........................... 2.47% 2.74% 2.41% 2.56% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $4,975 $5,699 $5,513 $7,843 $10,776
Portfolio turnover rate ............................ 4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Founding Funds Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $14.81 $12.95 $14.62 $14.46
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.96 0.46 0.37 0.30
Net realized and unrealized gains (losses) ........................ (0.83) 1.88 (1.75) 0.06
Total from investment operations ................................. 0.13 2.34 (1.38) 0.36
Less distributions from:
Net investment income ....................................... (0.51) (0.48) (0.29) (0.20)
Net realized gains .......................................... (0.54) — — —
Total distributions ............................................ (1.05) (0.48) (0.29) (0.20)
Net asset value, end of year .................................... $13.89 $14.81 $12.95 $14.62
Total return
e
................................................ 1.94% 18.18% (9.57)% 2.56%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 0.21% 3.23% 0.08% 4.28%
Expenses net of waiver and payments by affiliates
g
................... 0.07% 0.07% 0.07% 0.06%
Net investment income
d
........................................ 7.33% 3.32% 2.98% 3.18%
Supplemental data
Net assets, end of year (000’s) .................................. $631 $5 $4 $5
Portfolio turnover rate ......................................... 4.07% 0.29% 0.73% 0.48%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Financial Highlights
Franklin Founding Funds Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.52 $12.71 $14.63 $13.54 $12.20
Income from investment operations
a
:
Net investment income
b,c
........................ 0.37 0.45 0.43 0.46 0.40
Net realized and unrealized gains (losses) ........... (0.27) 1.83 (1.81) 1.10 1.26
Total from investment operations .................... 0.10 2.28 (1.38) 1.56 1.66
Less distributions from:
Net investment income .......................... (0.50) (0.47) (0.54) (0.47) (0.32)
Net realized gains ............................. (0.54) — — — —
Total distributions ............................... (1.04) (0.47) (0.54) (0.47) (0.32)
Net asset value, end of year ....................... $13.58 $14.52 $12.71 $14.63 $13.54
Total return .................................... 1.79% 18.06% (9.60)% 11.58% 13.82%
Ratios to average net assets
Expenses
d,e
.................................... 0.17% 0.15% 0.14% 0.18% 0.17%
Net investment income
c
........................... 2.89% 3.24% 2.91% 3.06% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $123,049 $156,275 $145,522 $174,219 $131,368
Portfolio turnover rate ............................ 4.07% 0.29% 0.73% 0.48% 0.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the year ended December 31, 2020.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2020
Franklin Founding Funds Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares
a
Value
a
Investments In Underlying Funds 100.1%
Domestic Equity 33.7%
a
Franklin Mutual Shares Fund, Class R6 ................................... 43,590,245 $ 1,103,704,998
Domestic Hybrid 33.1%
a
Franklin Income Fund, Class R6 ........................................ 476,817,126 1,087,143,048
Foreign Equity 33.3%
a
Templeton Growth Fund, Inc., Class R6 ................................... 46,307,289 1,093,315,104
Total Investments In Underlying Funds (Cost $3,374,129,034) ....................
3,284,163,150
a a a a
a
Total Investments (Cost $3,374,129,034) 100.1% ................................
$3,284,163,150
Other Assets, less Liabilities (0.1)% ...........................................
(1,715,150)
Net Assets 100.0% ...........................................................
$3,282,448,000
a
See Note
3
(
e
)
regarding investments in FT Underlying Funds.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ....................................... 614,700,320 3,374,129,034
Value - Non-controlled affiliates (Note 3 e ) ...................................... 952,845,834 3,284,163,150
Receivables:
Investment securities sold .................................................. 617,457 5,257,594
Capital shares sold ....................................................... 833,695 2,127,950
Other assets ............................................................. 106 457
Total assets ......................................................... 954,297,092 3,291,549,151
Liabilities:
Payables:
Capital shares redeemed .................................................. 718,506 3,684,362
Administrative fees ....................................................... 16,778 57,544
Distribution fees ......................................................... 230,533 794,744
Transfer agent fees ....................................................... 122,058 620,359
Funds advanced by custodian ................................................ 343,348 3,841,000
Accrued expenses and other liabilities .......................................... 46,339 103,142
Total liabilities ........................................................ 1,477,562 9,101,151
Net assets, at value ................................................ $952,819,530 $3,282,448,000
Net assets consist of:
Paid-in capital ............................................................ $592,125,964 $3,408,174,662
Total distributable earnings (losses) ............................................ 360,693,566 (125,726,662)
Net assets, at value ................................................ $952,819,530 $3,282,448,000
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Class A:
Net assets, at value ...................................................... $812,249,766 $2,952,287,010
Shares outstanding ....................................................... 37,054,563 218,889,035
Net asset value per share
a
................................................. $21.92 $13.49
Maximum offering price per share (net asset value per share ÷ 94.50% ) ............... $23.20 $14.28
Class C:
Net assets, at value ...................................................... $73,512,914 $201,505,778
Shares outstanding ....................................................... 3,408,372 15,038,702
Net asset value and maximum offering price per share
a
............................ $21.57 $13.40
Class R:
Net assets, at value ...................................................... $1,497,651 $4,974,677
Shares outstanding ....................................................... 68,236 367,375
Net asset value and maximum offering price per share ............................ $21.95 $13.54
Class R6:
Net assets, at value ...................................................... $4,393,078 $631,106
Shares outstanding ....................................................... 199,975 45,446
Net asset value and maximum offering price per share ............................ $21.97 $13.89
Advisor Class:
Net assets, at value ...................................................... $61,166,121 $123,049,429
Shares outstanding ....................................................... 2,783,166 9,061,592
Net asset value and maximum offering price per share ............................ $21.98 $13.58
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................ $8,720,910 $100,215,528
Total investment income .................................................. 8,720,910 100,215,528
Expenses:
Administrative fees (Note 3 a ) ................................................. 245,758 958,013
Distribution fees: (Note 3b )
    Class A ............................................................... 1,743,138 7,095,464
    Class C ............................................................... 670,767 2,233,772
    Class R ............................................................... 6,400 23,776
Transfer agent fees: (Note 3d )
    Class A ............................................................... 856,828 3,552,601
    Class C ............................................................... 82,290 280,020
    Class R ............................................................... 1,616 5,991
    Class R6 .............................................................. 2,449 136
    Advisor Class ........................................................... 62,102 160,004
Reports to shareholders ..................................................... 50,039 169,694
Registration and filing fees ................................................... 95,905 128,343
Professional fees .......................................................... 43,538 166,419
Trustees' fees and expenses ................................................. 6,743 27,907
Other ................................................................... 16,186 51,788
Total expenses ........................................................ 3,883,759 14,853,928
Expenses waived/paid by affiliates (Note 3 e and 3 f ) ............................. (1,494) (260)
Net expenses ........................................................ 3,882,265 14,853,668
Net investment income ............................................... 4,838,645 85,361,860
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) .......................................... 22,579,065 (42,824,335)
Capital gain distributions from management investment companies:
Non-controlled affiliates (Note 3e) 33,077,935 18,873,208
Net realized gain (loss) ................................................. 55,657,000 (23,951,127)
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) .......................................... 83,876,068 (80,637,415)
Net change in unrealized appreciation (depreciation) ........................... 83,876,068 (80,637,415)
Net realized and unrealized gain (loss) ........................................... 139,533,068 (104,588,542)
Net increase (decrease) in net assets resulting from operations ......................... $144,371,713 $(19,226,682)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Franklin Corefolio Allocation Fund Franklin Founding Funds Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,838,645 $7,711,749 $85,361,860 $113,175,545
Net realized gain (loss) ............ 55,657,000 55,523,294 (23,951,127) 140,199,793
Net change in unrealized appreciation
(depreciation) ................. 83,876,068 115,385,770 (80,637,415) 371,362,001
Net increase (decrease) in net
assets resulting from operations . 144,371,713 178,620,813 (19,226,682) 624,737,339
Distributions to shareholders:
Class A ........................ (55,174,587) (56,514,085) (220,704,366) (102,914,076)
Class C ........................ (4,778,679) (5,786,775) (15,403,864) (7,191,749)
Class R ........................ (100,418) (109,031) (353,284) (161,302)
Class R6 ....................... (305,025) (165,432) (13,071) (256)
Advisor Class ................... (4,203,401) (4,068,534) (10,088,728) (5,065,959)
Total distributions to shareholders ..... (64,562,110) (66,643,857) (246,563,313) (115,333,342)
Capital share transactions: (Note 2 )
Class A ........................ 25,347,265 29,666,701 (218,056,745) (253,837,338)
Class C ........................ (7,617,338) (7,382,046) (74,351,275) (108,626,694)
Class R ........................ (25,515) (237,087) (332,749) (559,910)
Class R6 ....................... 614,285 3,207,157 615,942 (424)
Advisor Class ................... 3,855,066 5,611,518 (19,978,078) (9,661,948)
Total capital share transactions ....... 22,173,763 30,866,243 (312,102,905) (372,686,314)
Net increase (decrease) in net
assets ..................... 101,983,366 142,843,199 (577,892,900) 136,717,683
Net assets:
Beginning of year .................. 850,836,164 707,992,965 3,860,340,900 3,723,623,217
End of year ...................... $952,819,530 $850,836,164 $3,282,448,000 $3,860,340,900

Franklin Fund Allocator Series
Notes to Financial Statements
30
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
twenty-four separate funds, two of which are included in this report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of
the Underlying Funds’ shareholder reports shareholder
reports, in which each Fund invests, is available on the U.S.
Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2020,
each Fund has determined that no tax liability is required
in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Funds may own

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Notes to Financial Statements
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different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Franklin Corefolio Allocation
Fund
Franklin Founding Funds
Allocation Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2020
Shares sold
a
................................... 4,288,799 $83,034,614 10,964,979 $137,069,304
Shares issued in reinvestment of distributions .......... 2,771,931 54,092,044 17,872,044 211,606,921
Shares redeemed ............................... (5,827,065) (111,779,393) (45,445,000) (566,732,970)
Net increase (decrease) .......................... 1,233,665 $25,347,265 (16,607,977) $(218,056,745)
Year ended December 31, 2019
Shares sold
a
................................... 3,752,082 $72,858,466 12,695,529 $175,645,857
Shares issued in reinvestment of distributions .......... 2,861,103 55,420,177 6,993,175 98,632,685
Shares redeemed ............................... (5,084,593) (98,611,942) (38,238,202) (528,115,880)
Net increase (decrease) .......................... 1,528,592 $29,666,701 (18,549,498) $(253,837,338)
Class C
Class C Shares:
Year ended December 31, 2020
Shares sold ................................... 622,774 $11,752,863 1,642,788 $20,362,129
Shares issued in reinvestment of distributions .......... 248,589 4,702,959 1,288,035 15,022,129
Shares redeemed
a
.............................. (1,296,579) (24,073,160) (8,878,491) (109,735,533)
Net increase (decrease) .......................... (425,216) $(7,617,338) (5,947,668) $(74,351,275)
Year ended December 31, 2019
Shares sold ................................... 676,110 $12,900,947 2,055,351 $28,136,207
Shares issued in reinvestment of distributions .......... 297,765 5,652,670 497,845 6,965,116
Shares redeemed
a
.............................. (1,358,405) (25,935,663) (10,494,806) (143,728,017)
Net increase (decrease) .......................... (384,530) $(7,382,046) (7,941,610) $(108,626,694)
Class R
Class R Shares:
Year ended December 31, 2020
Shares sold ................................... 6,017 $113,110 29,462 $373,841
Shares issued in reinvestment of distributions .......... 5,167 100,418 29,366 348,927
Shares redeemed ............................... (12,069) (239,043) (85,098) (1,055,517)
Net increase (decrease) .......................... (885) $(25,515) (26,270) $(332,749)
Year ended December 31, 2019
Shares sold ................................... 3,112 $60,934 32,461 $449,584
Shares issued in reinvestment of distributions .......... 5,635 109,031 11,274 159,460
Shares redeemed ............................... (21,072) (407,052) (84,995) (1,168,954)
Net increase (decrease) .......................... (12,325) $(237,087) (41,260) $(559,910)
Class R6

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
Franklin Corefolio Allocation
Fund
Franklin Founding Funds
Allocation Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2020
Shares sold ................................... 44,395 $864,832 46,224 $629,554
Shares issued in reinvestment of distributions .......... 15,272 300,242 798 11,049
Shares redeemed ............................... (28,364) (550,789) (1,922) (24,661)
Net increase (decrease) .......................... 31,303 $614,285 45,100 $615,942
Year ended December 31, 2019
Shares sold ................................... 177,781 $3,471,091 469 $6,585
Shares issued in reinvestment of distributions .......... 8,382 165,160 6 90
Shares redeemed ............................... (21,826) (429,094) (475) (7,099)
Net increase (decrease) .......................... 164,337 $3,207,157 — $(424)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2020
Shares sold ................................... 652,582 $12,962,590 2,270,973 $30,048,973
Shares issued in reinvestment of distributions .......... 187,893 3,699,087 757,696 9,024,083
Shares redeemed ............................... (672,367) (12,806,611) (4,732,163) (59,051,134)
Net increase (decrease) .......................... 168,108 $3,855,066 (1,703,494) $(19,978,078)
Year ended December 31, 2019
Shares sold ................................... 670,304 $12,943,164 2,558,679 $35,435,253
Shares issued in reinvestment of distributions .......... 182,685 3,555,865 316,923 4,498,812
Shares redeemed ............................... (566,172) (10,887,511) (3,560,226) (49,596,013)
Net increase (decrease) .......................... 286,817 $5,611,518 (684,624) $(9,661,948)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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a. Administrative Fees
The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying
Funds.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $113,026 $149,991
CDSC retained ........................... $4,878 $18,419
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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e. Investments in Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep
Money Fund.
Investments in Underlying Funds for the year ended December 31, 2020, were as follows:
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Transfer agent fees ........................ $625,416 $1,756,378 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 214,690,054 $ 18,144,415 $ (30,783,976) $ 14,897,994 $ 23,726,108 $ 240,674,595 1,773,578 $ 18,144,413
a
Franklin Growth Opportunities
Fund, Class R6 ............ 207,896,880 11,941,618 (46,059,257) 8,728,016 57,559,184 240,066,441 4,002,441 11,941,619
a
Franklin Mutual Shares Fund, Class
R6 ..................... 214,131,158 34,065,952 (2,718,762) (823,769) (9,764,740) 234,889,839 9,276,850 8,703,040
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 184 27,101,562 (27,101,746) — — —
b
– 947
Templeton Growth Fund, Inc., Class
R6 ..................... 213,524,625 12,090,690 (532,696) (223,176) 12,355,516 237,214,959 10,047,224 3,008,826
Total Non-Controlled Affiliates $850,242,901 $103,344,237 $(107,196,437) $ 22,579,065 $ 83,876,068 $952,845,834 $ 41,798,845
Total Affiliated Securities .... $850,242,901 $103,344,237 $(107,196,437) $22,579,065 $83,876,068 $952,845,834 $41,798,845
Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . 1,280,803,963 62,599,970 (212,975,299) (23,427,167) (19,858,419) 1,087,143,048 476,817,126 62,599,968
Franklin Mutual Shares Fund, Class
R6 ..................... 1,292,229,850 53,724,826 (137,129,839) 4,695,364 (109,815,203) 1,103,704,998 43,590,245 42,338,529
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 152 38,199,811 (38,199,963) — — —
b
– 618
Templeton Growth Fund, Inc., Class
R6 ..................... 1,288,961,776 14,149,621 (234,739,968) (24,092,532) 49,036,207 1,093,315,104 46,307,289 14,149,621
Total Non-Controlled Affiliates $3,861,995,741 $168,674,228 $(623,045,069) (42,824,335) (80,637,415) $3,284,163,150 119,088,736
Total Affiliated Securities .... $3,861,995,741 $168,674,228 $(623,045,069) $(42,824,335) $(80,637,415) $3,284,163,150 $119,088,736
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
b
As of December 31, 2020, no longer held by the fund.
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 10,685,693
Long term ............................. — 15,988,532
Total capital loss carryforwards ............ $— $26,674,225
Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation
Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $7,202,185 $11,702,399 $129,605,860 $115,333,342
Long term capital gain .................... 57,359,925 54,941,458 116,957,453 —
$64,562,110 $66,643,857 $246,563,313 $115,333,342
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
The Franklin Corefolio Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2020, were as follows:
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers, renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
a a a
Cost of investments ....................... $620,724,428 $3,384,400,158
Unrealized appreciation ..................... $338,145,514 $191,083
Unrealized depreciation ..................... (6,024,108) (100,428,091)
Net unrealized appreciation (depreciation) ....... $332,121,406 $(100,237,008)
Distributable earnings:
Undistributed ordinary income ................ $114,903 $1,184,569
Undistributed long term capital gains ........... 28,457,260 —
Total distributable earnings .................. $28,572,163 $1,184,569
Franklin
Corefolio
Allocation Fund
Franklin
Founding
Funds
Allocation Fund
Purchases .............................. $76,242,675 $130,474,415
Sales .................................. $80,094,690 $584,845,103
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended fiscal year, the Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.
9. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except for the following:
On January 21st, 2021, as approved by shareholders, the Franklin Founding Funds Allocation Fund (Fund) repositioned to a direct investment fund. The Fund entered into an investment management arrangement with Franklin Advisers, Inc.
(Advisers), changed the name of the Fund to “Franklin Global Allocation Fund” and modified the Fund’s principal investment strategies. The services provided by Advisers to the Fund include investment advisory services as well as administrative services, for which the Fund will pay an investment management fee based on a tiered schedule.
7. Credit Facility
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
39
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund and Franklin
Global Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (two of the funds constituting Franklin Fund Allocator
Series, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
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Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended December 31, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31,
2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
During the fiscal year ended December 31, 2020, the Funds, qualified fund of funds under Section 852(g)(2) of Internal
Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December
29, 2020, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them.
The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
Franklin
Corefolio
Allocation
Fund
Franklin
Founding
Funds
Allocation
Fund
$60,274,087 $116,957,453
Franklin
Corefolio
Allocation
Fund
Franklin
Founding
Funds
Allocation
Fund
$51,130 $16,544,729
Franklin
Corefolio
Allocation
Fund
Franklin
Founding
Funds
Allocation
Fund
99.13% 28.76%
Franklin
Corefolio
Allocation
Fund
Franklin
Founding
Funds
Allocation
Fund
$9,966,496 $59,368,613

Franklin Fund Allocator Series
Tax Information (unaudited)
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Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin Corefolio Allocation Fund
Class A $0.0121 $0.0629 $0.0555
Class C $0.0121 $0.0142 $0.0125
Class R $0.0121 $0.0469 $0.0414
Class R6 $0.0121 $0.0848 $0.0748
Advisor Class $0.0121 $0.0791 $0.0698
Franklin Founding Funds Allocation Fund
Class A $0.0101 $0.0493 $0.0435
Class C $0.0101 $0.0397 $0.0350
Class R $0.0101 $0.0463 $0.0409
Class R6 $0.0101 $0.0536 $0.0473
Advisor Class $0.0101 $0.0522 $0.0461

Franklin Founding Funds Allocation Fund
Special Meeting of Shareholders
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September 9, 2020 and reconvened on September 30, 2020 and October 29, 2020 (unaudited)
A Special Meeting of Shareholders of Franklin Founding Funds Allocation Fund (the “Fund”) was held virtually on September
9, 2020 and reconvened on September 30, 2020 and October 29, 2020. The purpose of the meeting was: (1) to approve a new Investment Management Agreement with Franklin Advisers, Inc.; (2) to approve modifications to the Fund’s current fundamental investment goal; (3) to approve the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy; and (4) to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval.
At the meeting, all proposals passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Special Meeting are as follows:
1. To approve a new Investment Management Agreement with Franklin Advisers, Inc.:
2. To approve modifications to the Fund’s current fundamental investment goal:
3. To approve the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy:
4. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval:
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 91,819,445 36.81% 73.58%
Against 6,591,665 2.64% 5.28%
Abstain 26,384,471 10.58% 21.14%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 91,237,943 36.58% 73.11%
Against 6,966,220 2.79% 5.58%
Abstain 26,591,417 10.66% 21.31%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 85,023,713 34.09% 68.13%
Against 11,202,242 4.49% 8.98%
Abstain 28,569,621 11.45% 22.89%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 85,212,893 34.16% 68.28%
Against 12,324,096 4.94% 9.88%
Abstain 27,258,589 10.93% 21.84%

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Fund Allocator Series
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS2 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Fund Administrator Distributor Shareholder Services
Franklin Templeton Services, LLC Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $389,664 for the fiscal year ended December 31, 2020 and $387,483 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with an Indonesia withholding tax refund claim, professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $3,845 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $49,800 for the fiscal year ended December 31, 2020 and $160,144 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, valuation services related to Fair Value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,800 for the fiscal year ended December 31, 2020 and $183,989 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
Changes in Internal Controls
. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S/MATTHEW T. HINKLE_____

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S/MATTHEW T. HINKLE _____

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 26, 2021

By S/ROBERT G. KUBILIS   ___
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021